    As filed with the Securities and Exchange Commission December 29, 2000.

                                                              File No. 333-52711
                                                                       811-08584

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
         Pre-Effective Amendment No.                           [ ]
         Post-Effective Amendment No.  5                       [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No. 28                                      [X]

                         HARTFORD LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT THREE
                           (Exact Name of Registrant)

                         HARTFORD LIFE INSURANCE COMPANY
                               (Name of Depositor)

                                  P.O. BOX 2999
                             HARTFORD, CT 06104-2999
                   (Address of Depositor's Principal Offices)

                                 (860) 843-6733
               (Depositor's Telephone Number, Including Area Code)

                               MARIANNE O'DOHERTY
                         HARTFORD LIFE INSURANCE COMPANY
                                  P.O. BOX 2999
                             HARTFORD, CT 06104-2999
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.

It is proposed that this filing will become effective:
       ___    immediately upon filing pursuant to paragraph (b) of Rule 485
       _X_    on January 26, 2001 pursuant to paragraph (b) of Rule 485
       ___    60 days after filing pursuant to paragraph (a)(1) of Rule 485
       ___    on _________, 2000 pursuant to paragraph (a)(1) of Rule 485
       ___    this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PURSUANT TO RULE 24F-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS REGISTERED AN INDEFINITE AMOUNT OF SECURITIES.

SELECT DIMENSIONS ASSETMANAGER
SEPARATE ACCOUNT THREE
HARTFORD LIFE INSURANCE COMPANY
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085
TELEPHONE: 1-800-862-6668 (CONTRACT OWNERS)
1-800-862-4397 (ACCOUNT EXECUTIVE)                            [LOGO]


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This Prospectus describes information you should know before you purchase the Select Dimensions AssetManager variable annuity. Please read it carefully.

Select Dimensions AssetManager variable annuity is a contract between you and Hartford Life Insurance Company where you agree to make at least one Premium Payment to us and we agree to make a series of Annuity Payouts at a later date. This Annuity is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:

x  Flexible, because you may add Premium Payments at any time.

x Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.

x Variable, because the value of your Annuity will fluctuate with the performance of the underlying funds.
--------------------------------------------------------------------------------

At the time you purchase your Annuity, you allocate your Premium Payment to "Sub-Accounts." These are subdivisions of our Separate Account, an account that keeps your Annuity assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Annuity offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Sub-Accounts and the Funds are listed below:

- MONEY MARKET SUB-ACCOUNT which purchases shares of Money Market Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series

- NORTH AMERICAN GOVERNMENT SECURITIES SUB-ACCOUNT which purchases shares of North American Government Securities Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series (effective September 7, 1999, closed to new investments or transfer of existing Contract Values)

- DIVERSIFIED INCOME SUB-ACCOUNT which purchases shares of Diversified Income Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series

- BALANCED GROWTH SUB-ACCOUNT which purchases shares of Balanced Growth Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series

- UTILITIES SUB-ACCOUNT which purchases shares of Utilities Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series

- DIVIDEND GROWTH SUB-ACCOUNT which purchases shares of Dividend Growth Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series

- VALUE-ADDED MARKET SUB-ACCOUNT which purchases shares of Value-Added Market Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series

- GROWTH SUB-ACCOUNT which purchases shares of Growth Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series

- AMERICAN OPPORTUNITIES SUB-ACCOUNT (FORMERLY NAMED AMERICAN VALUE SUB-ACCOUNT) which purchases shares of American Opportunities Portfolio (formerly known as American Value Portfolio) of the Morgan Stanley Dean Witter Select Dimensions Investment Series

- MID-CAP EQUITY SUB-ACCOUNT (FORMERLY NAMED MID-CAP GROWTH SUB-ACCOUNT) which purchases shares of Mid-Cap Equity Portfolio (formerly named Mid-Cap Growth Portfolio) of the Morgan Stanley Dean Witter Select Dimensions Investment Series

- GLOBAL EQUITY SUB-ACCOUNT which purchases shares of Global Equity Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series

- DEVELOPING GROWTH SUB-ACCOUNT which purchases shares of Developing Growth Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series

- EMERGING MARKETS SUB-ACCOUNT which purchases shares of Emerging Markets Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series (effective September 7, 1999, closed to new investments or transfers of existing Contract Value)

- HIGH YIELD SUB-ACCOUNT which purchases shares of High Yield Portfolio of The Universal Institutional Funds, Inc.

- MID-CAP VALUE SUB-ACCOUNT which purchases shares of Mid-Cap Value Portfolio of The Universal Institutional Funds, Inc.

- EMERGING MARKETS DEBT SUB-ACCOUNT which purchases shares of Emerging Markets Debt Portfolio of The Universal Institutional Funds, Inc.

- EMERGING MARKETS EQUITY SUB-ACCOUNT which purchases shares of Emerging Markets Equity Portfolio of The Universal Institutional Funds, Inc.

- FIXED INCOME SUB-ACCOUNT which purchases shares of Fixed Income Portfolio of The Universal Institutional Funds, Inc.

- ACTIVE INTERNATIONAL ALLOCATION SUB-ACCOUNT which purchases shares of Active International Allocation Portfolio of The Universal Institutional Funds, Inc.

- STRATEGIC STOCK SUB-ACCOUNT which purchases shares of Strategic Stock Portfolio of the Van Kampen Life Investment Trust

- ENTERPRISE SUB-ACCOUNT which purchases shares of Enterprise Portfolio of the Van Kampen Life Investment Trust

If you decide to buy this Annuity, you should keep this prospectus for your records. You can also call us at 1-800-862-6668 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Annuity and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC"). We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus.

Although we file the prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from the SEC's website (HTTP://WWW.SEC.GOV).

This Annuity IS NOT:

 -  A bank deposit or obligation

 -  Federally insured

 -  Endorsed by any bank or governmental agency

This Annuity may not be available for sale in all states.
--------------------------------------------------------------------------------

PROSPECTUS DATED: JANUARY 26, 2001


STATEMENT OF ADDITIONAL INFORMATION DATED: JANUARY 26, 2001

HARTFORD LIFE INSURANCE COMPANY                                                3
--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                PAGE
----------------------------------------------------------------------
DEFINITIONS                                                       4
----------------------------------------------------------------------
FEE TABLE                                                         6
----------------------------------------------------------------------
ACCUMULATION UNIT VALUES                                         11
----------------------------------------------------------------------
HIGHLIGHTS                                                       14
----------------------------------------------------------------------
GENERAL CONTRACT INFORMATION                                     15
----------------------------------------------------------------------
    Hartford Life Insurance Company                              15
----------------------------------------------------------------------
    The Separate Account                                         16
----------------------------------------------------------------------
    The Funds                                                    16
----------------------------------------------------------------------
    The Investment Advisers                                      18
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                  19
----------------------------------------------------------------------
THE CONTRACT                                                     20
----------------------------------------------------------------------
    Purchases and Contract Value                                 20
----------------------------------------------------------------------
    Charges and Fees                                             21
----------------------------------------------------------------------
    Death Benefit                                                22
----------------------------------------------------------------------
    Surrenders                                                   25
----------------------------------------------------------------------
ANNUITY PAYOUTS                                                  26
----------------------------------------------------------------------
OTHER PROGRAMS AVAILABLE                                         29
----------------------------------------------------------------------
OTHER INFORMATION                                                29
----------------------------------------------------------------------
    Legal Matters and Experts                                    30
----------------------------------------------------------------------
    More Information                                             30
----------------------------------------------------------------------
FEDERAL TAX CONSIDERATIONS                                       30
----------------------------------------------------------------------
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION         34
----------------------------------------------------------------------
APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT
  PLANS                                                          35
----------------------------------------------------------------------
APPENDIX II -- OPTIONAL DEATH BENEFITS -- EXAMPLES               38
----------------------------------------------------------------------

4                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

DEFINITIONS

These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.

ACCOUNT: Any of the Sub-Accounts.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.

ADMINISTRATIVE OFFICE OF THE COMPANY: Our location and overnight mailing address is: 200 Hopmeadow Street, Simsbury, Connecticut 06089. Our standard mailing address is: Investment Product Services, P.O. Box 5085, Hartford, Connecticut 06102-5085.

ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any Premium Payments made since that anniversary and reduced by the dollar amount of any partial Surrenders since that anniversary.

ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $100,000. The charge is deducted proportionately from each Account in which you are invested.

ANNUITANT: The person on whose life the Contract is based. The Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person(s) entitled to receive a Death Benefit upon the death of the Contract Owner or Annuitant.

CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.


COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts or the underlying rate of return for fixed dollar amount Annuity Payouts.


CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER OR YOU: The owner or holder of this Annuity. We do not capitalize "you" in the prospectus.

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

DEATH BENEFIT: The amount payable after the Contract Owner or the Annuitant dies.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

GENERAL ACCOUNT: This account holds our company assets and any assets not allocated to a Separate Account. The assets in this account are available to the creditors of Hartford.

HARTFORD, WE OR OUR: Hartford Life Insurance Company. Only Hartford is a capitalized term in the prospectus.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value prior to the deceased's 81st birthday or the date of death, if earlier.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

NON-QUALIFIED CONTRACT: A Contract that is not defined as a tax-qualified retirement plan by the Code.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

HARTFORD LIFE INSURANCE COMPANY                                                5
--------------------------------------------------------------------------------

PREMIUM PAYMENT: Money sent to us to be invested in your Annuity.

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.

QUALIFIED CONTRACT: A Contract that is defined as a tax-qualified retirement plan in the Code.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored Qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

6                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


                                   FEE TABLE



                                                                PRIOR TO          AFTER
                                                              ANNUITIZATION   ANNUITIZATION
-------------------------------------------------------------------------------------------
CONTRACT OWNER TRANSACTION EXPENSES
-------------------------------------------------------------------------------------------
Sales Charge Imposed on Purchases (as a percentage of
  Premium Payments)                                                None            None
-------------------------------------------------------------------------------------------
Contingent Deferred Sales Charge (as a percentage of Premium
  Payments)                                                        None            None
-------------------------------------------------------------------------------------------
ANNUAL MAINTENANCE FEE (1)                                          $30             $30
-------------------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account Value)
    Mortality and Expense Risk Charge                              1.50%           1.25%
-------------------------------------------------------------------------------------------
    Administrative Fees                                            0.15%           0.15%
-------------------------------------------------------------------------------------------
    Total Separate Account Annual Expenses                         1.65%           1.40%
-------------------------------------------------------------------------------------------
OPTIONAL CHARGES (as a percentage of average daily
  Sub-Account Value)
    Optional Death Benefit Charge                                  0.15%           0.15%
-------------------------------------------------------------------------------------------
    Earnings Protection Benefit Charge                             0.20%           0.20%
-------------------------------------------------------------------------------------------
    Total Separate Account Annual Expenses with all optional
     charges                                                       2.00%           1.75%
-------------------------------------------------------------------------------------------


(1) An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $100,000. It is deducted proportionately from the Accounts in which you are invested at the time of the charge.


The purpose of the Fee Table and Examples is to assist you in understanding various costs and expenses that you will pay directly or indirectly. The Fee Table and Examples reflect expenses of the Separate Account and underlying Funds. We will deduct any Premium Taxes that apply. The Examples assume that any fee waivers or expense reimbursements for the underlying Funds will continue for the period shown in the Examples.


The Examples should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. The Annual Maintenance Fee has been reflected in the Examples by a method intended to show the "average" impact of the Annual Maintenance Fee on an investment in the Separate Account. We do this by approximating an "average" 0.06% annual charge.

HARTFORD LIFE INSURANCE COMPANY                                                7
--------------------------------------------------------------------------------

                         Annual Fund Operating Expenses
                           as of the Fund's Year End
                    (as a percentage of average net assets)

                                                                                                 TOTAL FUND
                                                                                                  OPERATING
                                                                MANAGEMENT                        EXPENSES
                                                                   FEES                        (INCLUDING ANY
                                                              (INCLUDING ANY       OTHER         WAIVERS OR
                                                                 WAIVERS)        EXPENSES      REIMBURSEMENTS)
--------------------------------------------------------------------------------------------------------------
MORGAN STANLEY DEAN WITTER SELECT DIMENSIONS INVESTMENT
  SERIES:
Money Market Portfolio                                            0.50%            0.04%            0.54%
--------------------------------------------------------------------------------------------------------------
North American Government Securities Portfolio (1)                0.65%            0.36%            1.01%
--------------------------------------------------------------------------------------------------------------
Diversified Income Portfolio                                      0.40%            0.08%            0.48%
--------------------------------------------------------------------------------------------------------------
Balanced Growth Portfolio                                         0.60%            0.04%            0.64%
--------------------------------------------------------------------------------------------------------------
Utilities Portfolio                                               0.65%            0.05%            0.70%
--------------------------------------------------------------------------------------------------------------
Dividend Growth Portfolio                                         0.58%            0.02%            0.60%
--------------------------------------------------------------------------------------------------------------
Value-Added Market Portfolio                                      0.50%            0.05%            0.55%
--------------------------------------------------------------------------------------------------------------
Growth Portfolio                                                  0.80%            0.10%            0.90%
--------------------------------------------------------------------------------------------------------------
American Opportunities Portfolio                                  0.62%            0.04%            0.66%
--------------------------------------------------------------------------------------------------------------
Mid-Cap Equity Portfolio (formerly Mid-Cap Growth) (2)            0.75%            0.17%            0.92%
--------------------------------------------------------------------------------------------------------------
Global Equity Portfolio                                           1.00%            0.08%            1.08%
--------------------------------------------------------------------------------------------------------------
Developing Growth Portfolio                                       0.50%            0.08%            0.58%
--------------------------------------------------------------------------------------------------------------
Emerging Markets Portfolio (1)                                    1.25%            0.59%            1.84%
--------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
High Yield Portfolio (3)                                          0.50%            0.61%            1.11%
--------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio (3)                                       0.75%            0.62%            1.37%
--------------------------------------------------------------------------------------------------------------
Emerging Markets Debt Portfolio (3)                               0.80%            0.98%            1.78%
--------------------------------------------------------------------------------------------------------------
Emerging Markets Equity Portfolio (3)                             1.25%            1.37%            2.62%
--------------------------------------------------------------------------------------------------------------
Fixed Income Portfolio (3)                                        0.40%            0.56%            0.96%
--------------------------------------------------------------------------------------------------------------
Active International Allocation Portfolio (3)                     0.80%            1.83%            2.63%
--------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST:
Strategic Stock Portfolio (4)                                     0.50%            0.41%            0.91%
--------------------------------------------------------------------------------------------------------------
Enterprise Portfolio (4)                                          0.50%            0.12%            0.62%
--------------------------------------------------------------------------------------------------------------

(1) Closed to new investments or transfers of existing Contract Values.

(2) With respect to the Mid-Cap Equity Portfolio, the expense information shown in the table above has been restated to reflect the current fees. Prior to December 31, 1999, the investment adviser, Morgan Stanley Dean Witter Advisors Inc., assumed all expenses of the Portfolio and waived the compensation provided for the Portfolio in its management agreement with the Fund.

(3) With respect to the High Yield, Mid-Cap Value, Emerging Markets Debt, Emerging Markets Equity, Active International Allocation and Fixed Income Portfolios, the investment advisers have voluntarily agreed to waive their investment advisory fees and to reimburse certain expenses of the Portfolios if such fees would cause their respective "Total Fund Operating Expenses" to exceed certain limits. The annual expense ratios for the Active International Allocation Portfolio are annualized estimates. Including these

8                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
    reductions, it is estimated that "Management Fees", "Other Expenses" and "Total Fund Operating Expenses" for the Portfolios would have been as follows:

                                                                                           TOTAL FUND
                                                                                 OTHER     OPERATING
PORTFOLIO                                                     MANAGEMENT FEES   EXPENSES    EXPENSES
-----------------------------------------------------------------------------------------------------
High Yield                                                         0.19%         0.61%        0.80%
-----------------------------------------------------------------------------------------------------
Mid-Cap Value                                                      0.43%         0.62%        1.05%
-----------------------------------------------------------------------------------------------------
Emerging Markets Debt                                              0.45%         0.98%        1.43%
-----------------------------------------------------------------------------------------------------
Emerging Markets Equity                                            0.42%         1.37%        1.79%
-----------------------------------------------------------------------------------------------------
Fixed Income                                                       0.14%         0.56%        0.70%
-----------------------------------------------------------------------------------------------------
Active International Allocation                                    0.00%         1.15%        1.15%
-----------------------------------------------------------------------------------------------------

(4) With respect to the Strategic Stock Portfolio and the Enterprise Portfolio, the investment adviser, Van Kampen Asset Management Inc. has voluntarily agreed to waive its investment advisory fees and to reimburse the Portfolios if such fees would cause their respective "Total Fund Operating Expenses" to exceed those set forth in the table above. Including the aforementioned reductions, it is estimated that "Management Fees", "Other Expenses" and "Total Fund Operating Expenses" for the Portfolios would be:

                                                                                           TOTAL FUND
                                                                                 OTHER     OPERATING
PORTFOLIO                                                     MANAGEMENT FEES   EXPENSES    EXPENSES
-----------------------------------------------------------------------------------------------------
Strategic Stock                                                    0.24%         0.41%        0.65%
-----------------------------------------------------------------------------------------------------
Enterprise                                                         0.47%         0.13%        0.60%
-----------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                                9
--------------------------------------------------------------------------------


EXAMPLE



YOU WOULD PAY THE FOLLOWING EXPENSES ON A $1,000 INVESTMENT AT THE END OF THE APPLICABLE TIME PERIOD ASSUMING A 5% ANNUAL RETURN ON ASSETS.


                                             If you Surrender your Contract:             If you annuitize your Contract:
SUB-ACCOUNT                              1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------------------------------------------------------------------------------------------------------------------
MONEY MARKET
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $23        $ 71       $122       $251       $22        $ 70       $121       $251
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $25        $ 76       $129       $267       $24        $ 75       $129       $266
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $25        $ 77       $132       $272       $24        $ 77       $131       $271
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $27        $ 82       $140       $287       $26        $ 81       $139       $287
-----------------------------------------------------------------------------------------------------------------------------
NORTH AMERICAN GOVERNMENT SECURITIES
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $28        $ 86       $146       $299       $27        $ 85       $145       $299
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $29        $ 90       $153       $314       $29        $ 89       $153       $313
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $30        $ 92       $156       $319       $29        $ 91       $155       $318
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $31        $ 96       $163       $334       $31        $ 96       $163       $333
-----------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED INCOME
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $22        $ 69       $119       $245       $22        $ 69       $118       $244
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $24        $ 74       $126       $261       $23        $ 73       $126       $260
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $24        $ 75       $129       $266       $24        $ 75       $128       $265
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $26        $ 80       $137       $281       $25        $ 79       $136       $280
-----------------------------------------------------------------------------------------------------------------------------
BALANCED GROWTH
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $24        $ 74       $127       $262       $23        $ 74       $126       $261
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $26        $ 79       $135       $277       $25        $ 78       $134       $276
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $26        $ 80       $137       $282       $26        $ 80       $136       $281
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $28        $ 85       $145       $297       $27        $ 84       $144       $297
-----------------------------------------------------------------------------------------------------------------------------
UTILITIES
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $25        $ 76       $130       $268       $24        $ 75       $129       $267
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $26        $ 81       $138       $283       $26        $ 80       $137       $282
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $27        $ 82       $140       $288       $26        $ 81       $139       $288
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $28        $ 87       $148       $303       $28        $ 86       $147       $303
-----------------------------------------------------------------------------------------------------------------------------
DIVIDEND GROWTH
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $24        $ 73       $125       $258       $23        $ 72       $124       $257
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $25        $ 78       $132       $273       $25        $ 77       $132       $272
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $26        $ 79       $135       $278       $25        $ 78       $134       $277
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $27        $ 84       $143       $293       $27        $ 83       $142       $293
-----------------------------------------------------------------------------------------------------------------------------
VALUE-ADDED MARKET
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $23        $ 71       $122       $252       $23        $ 71       $122       $252
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $25        $ 76       $130       $268       $24        $ 75       $129       $267
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $25        $ 78       $132       $273       $25        $ 77       $132       $272
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $27        $ 82       $140       $288       $26        $ 81       $139       $288
-----------------------------------------------------------------------------------------------------------------------------
GROWTH
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $27        $ 82       $140       $288       $26        $ 81       $139       $288
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $28        $ 87       $148       $303       $28        $ 86       $147       $303
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $29        $ 88       $150       $308       $28        $ 88       $150       $308
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $30        $ 93       $158       $323       $30        $ 92       $157       $322
-----------------------------------------------------------------------------------------------------------------------------
AMERICAN OPPORTUNITIES
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $24        $ 75       $128       $264       $24        $ 74       $127       $263
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $26        $ 79       $136       $279       $25        $ 79       $135       $278
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $26        $ 81       $138       $284       $26        $ 80       $137       $283
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $28        $ 86       $146       $299       $27        $ 85       $145       $299
-----------------------------------------------------------------------------------------------------------------------------
MID-CAP EQUITY
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $27        $ 83       $141       $290       $26        $ 82       $140       $290
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $28        $ 87       $149       $305       $28        $ 87       $148       $305
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $29        $ 89       $151       $310       $28        $ 88       $151       $309
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $31        $ 93       $159       $325       $30        $ 93       $158       $324
-----------------------------------------------------------------------------------------------------------------------------

                                         If you do not Surrender your Contract:
SUB-ACCOUNT                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------
MONEY MARKET
--------------------------------------
  Without any optional benefits           $23        $ 71       $122       $251
--------------------------------------
  With Optional Death Benefit             $25        $ 76       $129       $267
--------------------------------------
  With Earnings Protection Benefit        $25        $ 77       $132       $272
--------------------------------------
  With both optional benefits             $27        $ 82       $140       $287
--------------------------------------
NORTH AMERICAN GOVERNMENT SECURITIES
--------------------------------------
  Without any optional benefits           $28        $ 86       $146       $299
--------------------------------------
  With Optional Death Benefit             $29        $ 90       $153       $314
--------------------------------------
  With Earnings Protection Benefit        $30        $ 92       $156       $319
--------------------------------------
  With both optional benefits             $31        $ 96       $163       $334
--------------------------------------
DIVERSIFIED INCOME
--------------------------------------
  Without any optional benefits           $22        $ 69       $119       $245
--------------------------------------
  With Optional Death Benefit             $24        $ 74       $126       $261
--------------------------------------
  With Earnings Protection Benefit        $24        $ 75       $129       $266
--------------------------------------
  With both optional benefits             $26        $ 60       $137       $281
--------------------------------------
BALANCED GROWTH
--------------------------------------
  Without any optional benefits           $24        $ 74       $127       $262
--------------------------------------
  With Optional Death Benefit             $26        $ 79       $135       $277
--------------------------------------
  With Earnings Protection Benefit        $26        $ 80       $137       $282
--------------------------------------
  With both optional benefits             $28        $ 85       $145       $297
--------------------------------------
UTILITIES
--------------------------------------
  Without any optional benefits           $25        $ 76       $130       $268
--------------------------------------
  With Optional Death Benefit             $26        $ 81       $138       $283
--------------------------------------
  With Earnings Protection Benefit        $27        $ 82       $140       $288
--------------------------------------
  With both optional benefits             $28        $ 87       $148       $303
--------------------------------------
DIVIDEND GROWTH
--------------------------------------
  Without any optional benefits           $24        $ 73       $125       $258
--------------------------------------
  With Optional Death Benefit             $25        $ 78       $132       $273
--------------------------------------
  With Earnings Protection Benefit        $26        $ 79       $135       $278
--------------------------------------
  With both optional benefits             $27        $ 84       $143       $293
--------------------------------------
VALUE-ADDED MARKET
--------------------------------------
  Without any optional benefits           $23        $ 71       $122       $252
--------------------------------------
  With Optional Death Benefit             $25        $ 76       $130       $268
--------------------------------------
  With Earnings Protection Benefit        $25        $ 78       $132       $273
--------------------------------------
  With both optional benefits             $27        $ 82       $140       $288
--------------------------------------
GROWTH
--------------------------------------
  Without any optional benefits           $27        $ 82       $140       $288
--------------------------------------
  With Optional Death Benefit             $28        $ 87       $148       $303
--------------------------------------
  With Earnings Protection Benefit        $29        $ 88       $150       $308
--------------------------------------
  With both optional benefits             $30        $ 93       $158       $323
--------------------------------------
AMERICAN OPPORTUNITIES
--------------------------------------
  Without any optional benefits           $24        $ 75       $128       $264
--------------------------------------
  With Optional Death Benefit             $26        $ 79       $136       $279
--------------------------------------
  With Earnings Protection Benefit        $26        $ 81       $138       $284
--------------------------------------
  With both optional benefits             $28        $ 86       $146       $299
--------------------------------------
MID-CAP EQUITY
--------------------------------------
  Without any optional benefits           $27        $ 83       $141       $290
--------------------------------------
  With Optional Death Benefit             $28        $ 87       $149       $305
--------------------------------------
  With Earnings Protection Benefit        $29        $ 89       $151       $310
--------------------------------------
  With both optional benefits             $31        $ 93       $159       $325
--------------------------------------

10                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                          If you Surrender your Contract:             If you annuitize your Contract:
SUB-ACCOUNT                           1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------------------------------------------------
GLOBAL EQUITY
--------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits        $29        $ 88       $149       $306       $28        $ 87       $149       $306
--------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit          $30        $ 92       $157       $321       $30        $ 92       $156       $320
--------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit     $31        $ 94       $159       $326       $30        $ 93       $159       $325
--------------------------------------------------------------------------------------------------------------------------
  With both optional benefits          $32        $ 98       $167       $340       $32        $ 98       $166       $340
--------------------------------------------------------------------------------------------------------------------------
DEVELOPING GROWTH
--------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits        $23        $ 72       $124       $256       $23        $ 72       $123       $255
--------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit          $25        $ 77       $131       $271       $24        $ 76       $131       $270
--------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit     $26        $ 78       $134       $276       $25        $ 78       $133       $275
--------------------------------------------------------------------------------------------------------------------------
  With both optional benefits          $27        $ 83       $142       $291       $26        $ 82       $141       $291
--------------------------------------------------------------------------------------------------------------------------
EMERGING MARKETS
--------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits        $36        $111       $187       $379       $36        $110       $186       $378
--------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit          $38        $115       $194       $392       $37        $115       $194       $392
--------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit     $38        $117       $197       $397       $38        $116       $196       $396
--------------------------------------------------------------------------------------------------------------------------
  With both optional benefits          $40        $121       $204       $410       $39        $121       $203       $410
--------------------------------------------------------------------------------------------------------------------------
HIGH YIELD
--------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits        $29        $ 89       $151       $309       $28        $ 88       $150       $308
--------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit          $30        $ 93       $158       $324       $30        $ 92       $158       $323
--------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit     $31        $ 95       $161       $329       $30        $ 94       $160       $328
--------------------------------------------------------------------------------------------------------------------------
  With both optional benefits          $32        $ 99       $168       $343       $32        $ 99       $168       $342
--------------------------------------------------------------------------------------------------------------------------
MID-CAP VALUE
--------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits        $32        $ 96       $164       $335       $31        $ 96       $163       $334
--------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit          $33        $101       $171       $349       $32        $100       $171       $348
--------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit     $34        $103       $174       $354       $33        $102       $173       $353
--------------------------------------------------------------------------------------------------------------------------
  With both optional benefits          $35        $107       $181       $368       $35        $106       $180       $367
--------------------------------------------------------------------------------------------------------------------------
EMERGING MARKETS DEBT
--------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits        $36        $109       $184       $373       $35        $108       $183       $372
--------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit          $37        $113       $191       $387       $37        $113       $191       $386
--------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit     $38        $115       $194       $391       $37        $114       $193       $391
--------------------------------------------------------------------------------------------------------------------------
  With both optional benefit           $39        $119       $201       $405       $39        $119       $200       $404
--------------------------------------------------------------------------------------------------------------------------
EMERGING MARKETS EQUITY
--------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits        $44        $134       $224       $448       $44        $133       $224       $447
--------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit          $46        $138       $231       $460       $45        $138       $231       $459
--------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit     $46        $140       $234       $464       $46        $139       $233       $464
--------------------------------------------------------------------------------------------------------------------------
  With both optional benefits          $48        $144       $241       $477       $47        $144       $240       $476
--------------------------------------------------------------------------------------------------------------------------
FIXED INCOME
--------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits        $27        $ 84       $143       $294       $27        $ 83       $143       $294
--------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit          $29        $ 89       $151       $309       $28        $ 88       $150       $308
--------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit     $29        $ 90       $153       $314       $29        $ 89       $153       $313
--------------------------------------------------------------------------------------------------------------------------
  With both optional benefits          $31        $ 95       $161       $329       $30        $ 94       $160       $328
--------------------------------------------------------------------------------------------------------------------------
ACTIVE INTERNATIONAL ALLOCATION
--------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits        $44        $134        N/A        N/A       $44        $134        N/A        N/A
--------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit          $46        $139        N/A        N/A       $45        $138        N/A        N/A
--------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit     $47        $140        N/A        N/A       $46        $139        N/A        N/A
--------------------------------------------------------------------------------------------------------------------------
  With both optional benefits          $48        $144        N/A        N/A       $47        $144        N/A        N/A
--------------------------------------------------------------------------------------------------------------------------
STRATEGIC STOCK
--------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits        $27        $ 82       $141       $289       $26        $ 82       $140       $289
--------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit          $28        $ 87       $148       $304       $28        $ 86       $148       $304
--------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit     $29        $ 89       $151       $309       $28        $ 88       $150       $308
--------------------------------------------------------------------------------------------------------------------------
  With both optional benefits          $30        $ 93       $158       $324       $30        $ 92       $158       $323
--------------------------------------------------------------------------------------------------------------------------
ENTERPRISE
--------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits        $24        $ 74       $126       $260       $23        $ 73       $125       $259
--------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit          $25        $ 78       $134       $275       $25        $ 78       $133       $274
--------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit     $26        $ 80       $136       $280       $25        $ 79       $135       $279
--------------------------------------------------------------------------------------------------------------------------
  With both optional benefits          $27        $ 84       $144       $295       $27        $ 84       $143       $295
--------------------------------------------------------------------------------------------------------------------------

                                      If you do not Surrender your Contract:
SUB-ACCOUNT                           1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------------------------
GLOBAL EQUITY
-----------------------------------
  Without any optional benefits        $29        $ 88       $149       $306
-----------------------------------
  With Optional Death Benefit          $30        $ 92       $157       $321
-----------------------------------
  With Earnings Protection Benefit     $31        $ 94       $159       $326
-----------------------------------
  With both optional benefits          $32        $ 98       $167       $340
-----------------------------------
DEVELOPING GROWTH
-----------------------------------
  Without any optional benefits        $23        $ 72       $124       $256
-----------------------------------
  With Optional Death Benefit          $25        $ 77       $131       $271
-----------------------------------
  With Earnings Protection Benefit     $26        $ 78       $134       $276
-----------------------------------
  With both optional benefits          $27        $ 83       $142       $291
-----------------------------------
EMERGING MARKETS
-----------------------------------
  Without any optional benefits        $36        $111       $187       $379
-----------------------------------
  With Optional Death Benefit          $38        $115       $194       $392
-----------------------------------
  With Earnings Protection Benefit     $38        $117       $197       $397
-----------------------------------
  With both optional benefits          $40        $121       $204       $410
-----------------------------------
HIGH YIELD
-----------------------------------
  Without any optional benefits        $29        $ 89       $151       $309
-----------------------------------
  With Optional Death Benefit          $30        $ 93       $158       $324
-----------------------------------
  With Earnings Protection Benefit     $31        $ 95       $161       $329
-----------------------------------
  With both optional benefits          $32        $ 99       $168       $343
-----------------------------------
MID-CAP VALUE
-----------------------------------
  Without any optional benefits        $32        $ 96       $164       $335
-----------------------------------
  With Optional Death Benefit          $33        $101       $171       $349
-----------------------------------
  With Earnings Protection Benefit     $34        $103       $174       $354
-----------------------------------
  With both optional benefits          $35        $107       $181       $368
-----------------------------------
EMERGING MARKETS DEBT
-----------------------------------
  Without any optional benefits        $36        $109       $184       $373
-----------------------------------
  With Optional Death Benefit          $37        $113       $191       $387
-----------------------------------
  With Earnings Protection Benefit     $38        $115       $194       $391
-----------------------------------
  With both optional benefit           $39        $119       $201       $405
-----------------------------------
EMERGING MARKETS EQUITY
-----------------------------------
  Without any optional benefits        $44        $134       $224       $448
-----------------------------------
  With Optional Death Benefit          $46        $138       $231       $460
-----------------------------------
  With Earnings Protection Benefit     $46        $140       $234       $464
-----------------------------------
  With both optional benefits          $48        $144       $241       $477
-----------------------------------
FIXED INCOME
-----------------------------------
  Without any optional benefits        $27        $ 84       $143       $294
-----------------------------------
  With Optional Death Benefit          $29        $ 89       $151       $309
-----------------------------------
  With Earnings Protection Benefit     $29        $ 90       $153       $314
-----------------------------------
  With both optional benefits          $31        $ 95       $161       $329
-----------------------------------
ACTIVE INTERNATIONAL ALLOCATION
-----------------------------------
  Without any optional benefits        $44        $134        N/A        N/A
-----------------------------------
  With Optional Death Benefit          $46        $139        N/A        N/A
-----------------------------------
  With Earnings Protection Benefit     $47        $140        N/A        N/A
-----------------------------------
  With both optional benefits          $48        $144        N/A        N/A
-----------------------------------
STRATEGIC STOCK
-----------------------------------
  Without any optional benefits        $27        $ 82       $141       $289
-----------------------------------
  With Optional Death Benefit          $28        $ 87       $148       $304
-----------------------------------
  With Earnings Protection Benefit     $29        $ 89       $151       $309
-----------------------------------
  With both optional benefits          $30        $ 93       $158       $324
-----------------------------------
ENTERPRISE
-----------------------------------
  Without any optional benefits        $24        $ 74       $126       $260
-----------------------------------
  With Optional Death Benefit          $25        $ 78       $134       $275
-----------------------------------
  With Earnings Protection Benefit     $26        $ 80       $136       $280
-----------------------------------
  With both optional benefits          $27        $ 84       $144       $295
------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               11
--------------------------------------------------------------------------------

ACCUMULATION UNIT VALUES

(For an Accumulation Unit outstanding throughout the period)


The following information has been derived from the audited financial statements of the Separate Account, which has been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and should be read in conjunction with those statements which are included in the Statement of Additional Information, which is incorporated by reference in this Prospectus. No information is shown for the Optional Death Benefit or the Earnings Protection Benefit because as of December 31, 1999 these optional benefits were not available.



                                                                YEAR ENDED
                                                               December 31,
                                                                   1999
-----------------------------------------------------------------------------
MONEY MARKET SUB-ACCOUNT
 (Inception date May 3, 1999)
Accumulation unit value at beginning of period                    $10.000
-----------------------------------------------------------------------------
Accumulation unit value at end of period                          $10.439
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Number of accumulation units outstanding at end of period
 (in thousands)                                                        13
-----------------------------------------------------------------------------
NORTH AMERICAN GOVERNMENT SECURITIES SUB-ACCOUNT*
 (Inception date May 3, 1999) (effective September 7, 1999,
 closed to new investments or transfer of
 existing Contract Values)
Accumulation unit value at beginning of period                    $10.000
-----------------------------------------------------------------------------
Accumulation unit value at end of period                          $10.000
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Number of accumulation units outstanding at end of period
 (in thousands)                                                        --
-----------------------------------------------------------------------------
DIVERSIFIED INCOME SUB-ACCOUNT
 (Inception date May 3, 1999)
Accumulation unit value at beginning of period                    $10.000
-----------------------------------------------------------------------------
Accumulation unit value at end of period                          $ 9.635
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Number of accumulation units outstanding at end of period
 (in thousands)                                                         6
-----------------------------------------------------------------------------
BALANCED GROWTH SUB-ACCOUNT
 (Inception date May 3, 1999)
Accumulation unit value at beginning of period                    $10.000
-----------------------------------------------------------------------------
Accumulation unit value at end of period                          $10.999
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Number of accumulation units outstanding at end of period
 (in thousands)                                                         2
-----------------------------------------------------------------------------
UTILITIES SUB-ACCOUNT*
 (Inception date May 3, 1999)
Accumulation unit value at beginning of period                    $10.000
-----------------------------------------------------------------------------
Accumulation unit value at end of period                          $15.923
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Number of accumulation units outstanding at end of period
 (in thousands)                                                        --
-----------------------------------------------------------------------------
DIVIDEND GROWTH SUB-ACCOUNT
 (Inception date May 3, 1999)
Accumulation unit value at beginning of period                    $10.000
-----------------------------------------------------------------------------
Accumulation unit value at end of period                          $10.751
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Number of accumulation units outstanding at end of period
 (in thousands)                                                         6
-----------------------------------------------------------------------------
VALUE-ADDED MARKET SUB-ACCOUNT*
 (Inception date May 3, 1999)
Accumulation unit value at beginning of period                    $10.000
-----------------------------------------------------------------------------
Accumulation unit value at end of period                          $11.871
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Number of accumulation units outstanding at end of period
 (in thousands)                                                        --
-----------------------------------------------------------------------------

12                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


                                                                YEAR ENDED
                                                               December 31,
                                                                   1999
-----------------------------------------------------------------------------
GROWTH SUB-ACCOUNT
 (Inception date May 3, 1999)
Accumulation unit value at beginning of period                    $10.000
-----------------------------------------------------------------------------
Accumulation unit value at end of period                          $14.820
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Number of accumulation units outstanding at end of period
 (in thousands)                                                         2
-----------------------------------------------------------------------------
AMERICAN OPPORTUNITIES SUB-ACCOUNT (FORMERLY AMERICAN VALUE
 SUB-ACCOUNT)
 (Inception date May 3, 1999)
Accumulation unit value at beginning of period                    $10.000
-----------------------------------------------------------------------------
Accumulation unit value at end of period                          $17.104
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Number of accumulation units outstanding at end of period
 (in thousands)                                                         5
-----------------------------------------------------------------------------
MID-CAP EQUITY SUB-ACCOUNT (FORMERLY MID-CAP GROWTH
 SUB-ACCOUNT)*
 (Inception date May 3, 1999)
Accumulation unit value at beginning of period                    $10.000
-----------------------------------------------------------------------------
Accumulation unit value at end of period                          $19.825
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Number of accumulation units outstanding at end of period
 (in thousands)                                                        --
-----------------------------------------------------------------------------
GLOBAL EQUITY SUB-ACCOUNT
 (Inception date May 3, 1999)
Accumulation unit value at beginning of period                    $10.000
-----------------------------------------------------------------------------
Accumulation unit value at end of period                          $13.820
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Number of accumulation units outstanding at end of period
 (in thousands)                                                         5
-----------------------------------------------------------------------------
DEVELOPING GROWTH SUB-ACCOUNT
 (Inception date May 3, 1999)
Accumulation unit value at beginning of period                    $10.000
-----------------------------------------------------------------------------
Accumulation unit value at end of period                          $20.576
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Number of accumulation units outstanding at end of period
 (in thousands)                                                         3
-----------------------------------------------------------------------------
EMERGING MARKETS SUB-ACCOUNT*
 (Inception date May 3, 1999) (effective September 7, 1999,
 closed to new investments or transfer of
 existing Contract Values)
Accumulation unit value at beginning of period                    $10.000
-----------------------------------------------------------------------------
Accumulation unit value at end of period                          $16.579
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Number of accumulation units outstanding at end of period
 (in thousands)                                                        --
-----------------------------------------------------------------------------
HIGH YIELD SUB-ACCOUNT
 (Inception date May 3, 1999)
Accumulation unit value at beginning of period                    $10.000
-----------------------------------------------------------------------------
Accumulation unit value at end of period                          $10.532
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Number of accumulation units outstanding at end of period
 (in thousands)                                                         2
-----------------------------------------------------------------------------
MID-CAP VALUE SUB-ACCOUNT*
 (Inception date May 3, 1999)
Accumulation unit value at beginning of period                    $10.000
-----------------------------------------------------------------------------
Accumulation unit value at end of period                          $13.235
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Number of accumulation units outstanding at end of period
 (in thousands)                                                        --
-----------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               13
--------------------------------------------------------------------------------


                                                                YEAR ENDED
                                                               December 31,
                                                                   1999
-----------------------------------------------------------------------------
EMERGING MARKETS DEBT SUB-ACCOUNT*
 (Inception date May 3, 1999)
Accumulation unit value at beginning of period                    $10.000
-----------------------------------------------------------------------------
Accumulation unit value at end of period                          $10.000
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Number of accumulation units outstanding at end of period
 (in thousands)                                                        --
-----------------------------------------------------------------------------
EMERGING MARKETS EQUITY SUB-ACCOUNT*
 (Inception date September 7, 1999)
Accumulation unit value at beginning of period                    $10.000
-----------------------------------------------------------------------------
Accumulation unit value at end of period                          $14.342
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Number of accumulation units outstanding at end of period
 (in thousands)                                                        --
-----------------------------------------------------------------------------
FIXED INCOME SUB-ACCOUNT*
 (Inception date September 7, 1999)
Accumulation unit value at beginning of period                    $10.000
-----------------------------------------------------------------------------
Accumulation unit value at end of period                          $10.057
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Number of accumulation units outstanding at end of period
 (in thousands)                                                        --
-----------------------------------------------------------------------------
ACTIVE INTERNATIONAL ALLOCATION SUB-ACCOUNT*
 (Inception date September 20, 1999)
Accumulation unit value at beginning of period                    $10.000
-----------------------------------------------------------------------------
Accumulation unit value at end of period                          $11.710
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Number of accumulation units outstanding at end of period
 (in thousands)                                                        --
-----------------------------------------------------------------------------
STRATEGIC STOCK SUB-ACCOUNT*
 (Inception date May 3, 1999)
Accumulation unit value at beginning of period                    $10.000
-----------------------------------------------------------------------------
Accumulation unit value at end of period                          $10.000
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Number of accumulation units outstanding at end of period
 (in thousands)                                                        --
-----------------------------------------------------------------------------
ENTERPRISE SUB-ACCOUNT*
 (Inception date May 3, 1999)
Accumulation unit value at beginning of period                    $10.000
-----------------------------------------------------------------------------
Accumulation unit value at end of period                          $10.000
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Number of accumulation units outstanding at end of period
 (in thousands)                                                        --
-----------------------------------------------------------------------------



Accumulation Unit Values do not include the Optional Death Benefit Charge. If you elect the Optional Death Benefit, Accumulation Unit Values would be lower.



*    Unaudited.

14                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

HIGHLIGHTS

HOW DO I PURCHASE THIS ANNUITY?

You must complete our application or order request and submit it to us for approval with your first Premium Payment. Your first Premium Payment must be at least $10,000 and subsequent Premium Payments must be at least $500, unless you take advantage of Automatic Additions or are part of certain retirement plans.

 - For a limited time, usually within ten days after you receive your Contract, you may cancel your Annuity. You may bear the investment risk for your Premium Payment prior to our receipt of your request for cancellation.

WHAT TYPE OF SALES CHARGE WILL I PAY?

You don't pay a sales charge when you purchase your Annuity.

IS THERE AN ANNUAL MAINTENANCE FEE?

We deduct this $30.00 fee each year on your Contract Anniversary or when you fully Surrender your Annuity, if, on either of those dates, the value of your Annuity is less than $100,000.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

In addition to the Annual Maintenance Fee, you pay three different types of charges each year. The first type of charge is the fee you pay for insurance. This charge is:

Before the Annuity Commencement Date, a mortality and expense risk charge is subtracted daily and is equal to an annual charge of 1.50% of your Contract Value invested in the Funds. After the Annuity Commencement Date, the mortality and expense risk charge drops to 1.25% of your Contract Value invested in the Funds.

The second type of charge is the fee you pay for the Funds. See the Annual Fund Operating Expenses table for more complete information and the Funds' prospectuses accompanying this prospectus.

The third type of charge is the administration fee which is subtracted daily and is equal to an annual rate of 0.15% of Sub-Account Value during both the accumulation and annuity phases of the Contract.

If you elect the Optional Death Benefit, we will subtract an additional charge on a daily basis which is equal to an annual charge of .15% of your Contract Value invested in the Funds.


If you elect the Earnings Protection Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Funds.



CAN I TAKE OUT ANY OF MY MONEY?



You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under the Payments for a Period Certain, Life Annuity with Payments for a Period Certain or the Joint and Last Survivor Life Annuity with Payments for a Period Certain Annuity Options, but only if you selected the variable dollar amount Annuity Payouts.


 - You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay an income tax penalty.

WILL HARTFORD PAY A DEATH BENEFIT?

Your Contract has a Death Benefit which is equal to the amount payable under the standard Death Benefit or the Interest Accumulation Death Benefit ("Optional Death Benefit"). We pay the Death Benefit if the Contract Owner, joint owner or Annuitant, die before we begin to make annuity payments. The Death Benefit amount will remain invested in the Sub-Accounts according to your last instructions and will fluctuate with the performance of the underlying Funds. We calculate the Death Benefit as of the date we receive a certified death certificate or other legal document acceptable to us.

IF YOU DO NOT ELECT THE OPTIONAL DEATH BENEFIT, the Death Benefit will be the greater of:

- the total Premium Payments you have made to us minus any amounts you have Surrendered;

- The Contract Value of your annuity, or

- Your Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier. The Anniversary Value is equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any Premium Payments made since that anniversary and reduced by the dollar amount of any partial Surrenders since that anniversary. The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

IF YOU ELECT THE OPTIONAL DEATH BENEFIT, the Death Benefit will be the greater of:

- the total Premium Payments you have made to us minus any Surrenders;

- the Contract Value of your annuity;

- your Maximum Anniversary Value or

- your Interest Accumulation Value.

Assuming you have not taken any Surrenders, your INTEREST ACCUMULATION VALUE is calculated by accumulating interest on your Premium Payments at a rate of 5% per year up to the deceased's 81st birthday or date of death, whichever is earlier. If you have taken any Surrenders, the 5% will be accumulated on your Premium Payments, but we will make an adjustment for any of the Surrenders. This adjustment will reduce the Death Benefit

HARTFORD LIFE INSURANCE COMPANY                                               15
--------------------------------------------------------------------------------
under the Optional Death Benefit proportionally for the Surrenders. The Death Benefit under the Optional Death Benefit is limited to a maximum of 200% of Premium Payments, less proportional adjustments for any Surrenders. If you elect the Optional Death Benefit, we will subtract an additional charge on a daily basis which is equal to an annual charge of .15% of your Contract Value invested in the Funds.


The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. The Optional Death Benefit is not available in Washington or New York. Once you elect the Optional Death Benefit, you cannot cancel it.



If you purchase your Contract after September 30, 1999, you must elect the Optional Death Benefit at the time you send us your initial Premium Payment.



You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington and New York. The Earnings Protection Benefit will not be available if you or your Annuitant is age 76 or older on the date the Earnings Protection Benefit is added to your Contract. Once you elect the Earnings Protection Benefit, you cannot cancel it.



If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the death benefit calculation is the greater of:



- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or



- The Maximum Anniversary Value, or



- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.



If you or your Annuitant are age 70 through 75 on the date the Earnings Protection Benefit is added to your Contract, the percentage of Contract gain added to your Contract Value is reduced to 25%.



Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.


WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

When it comes time for us to make payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with a Cash Refund, Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity, Joint and Last Survivor Life Annuity with Payments for Period Certain and Payments For a Period Certain. We may make other Annuity Payout Options available at any time.


You must begin to take payouts by the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you purchased your Contract in New York, you must begin Annuity Payouts by your Annuitant's 90th birthday. If you do not tell us what Annuity Payout Option you want before that time, we will make Automatic Annuity Payouts under the Life Annuity with Payments for a Period Certain Payout Option with a ten-year period certain payment option. Automatic Annuity Payouts will be fixed-dollar amount Annuity Payouts, variable-dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date.


GENERAL CONTRACT INFORMATION
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HARTFORD LIFE INSURANCE COMPANY

Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance, both individual and group, in all states of the United States as well as the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.


                               HARTFORD'S RATINGS



                        EFFECTIVE DATE
    RATING AGENCY         OF RATING       RATING          BASIS OF RATING
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 A.M. Best and
 Company, Inc.              4/1/00          A+      Financial performance
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 Standard & Poor's          8/1/00         AA       Insurer financial strength
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 Fitch                      5/1/00         AA+      Financial strength
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These ratings apply to Hartford's ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

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THE SEPARATE ACCOUNT

The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account was established on June 22, 1994 and is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate Account:

- Holds assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.

- Is not subject to the liabilities arising out of any other business Hartford may conduct.

- Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other Separate Accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other variable annuity contracts offered by the Separate Account, which are not described in this prospectus.

- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Annuity will equal the total of the payments you make to us.

THE FUNDS

The underlying investment for the Contracts are shares of the portfolios of Morgan Stanley Dean Witter Select Dimensions Investment Series, The Universal Institutional Funds, Inc., and Van Kampen Life Investment Trust, all open-ended management investment companies. The underlying portfolios corresponding to each Sub-Account and their investment objectives are described below. Hartford reserves the right, subject to compliance with the law, to offer additional portfolios with differing investment objectives. The portfolios may not be available in all states.

We do not guarantee the investment results of any of the underlying portfolios. Since each underlying portfolio has different investment objectives, each is subject to different risks. These risks and the portfolio's expenses are more fully described in the accompanying Funds' prospectuses and the Statements of Additional Information. The Funds' prospectuses should be read in conjunction with this prospectus before investing.

MORGAN STANLEY DEAN WITTER SELECT DIMENSIONS INVESTMENT SERIES:

MONEY MARKET PORTFOLIO -- Seeks high current income, preservation of capital and liquidity by investing in the following money market instruments: U.S. Government securities, obligations of U.S. regulated banks and savings institutions having total assets of more than $1 billion, or less than $1 billion if such are fully federally insured as to principal (the interest may not be insured), repurchase agreements and high grade corporate debt obligations maturing in thirteen months or less.

NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO (EFFECTIVE SEPTEMBER 7, 1999, CLOSED TO NEW INVESTMENTS OR TRANSFERS OF EXISTING CONTRACT VALUES). -- Seeks to earn a high level of current income while maintaining relatively low volatility of principal, by investing primarily in investment grade fixed-income securities issued or guaranteed by the U.S., Canadian or Mexican governments.

DIVERSIFIED INCOME PORTFOLIO -- Seeks, as a primary objective, to earn a high level of current income and, as a secondary objective, to maximize total return, but only to the extent consistent with its primary objective, by equally allocating its assets among three separate groupings of fixed-income securities. Up to one-third of the securities in which the Diversified Income Portfolio may invest will include securities rated Baa/BBB or lower. See the Special Considerations for investments for high yield securities disclosed in the Fund's prospectus.

BALANCED GROWTH PORTFOLIO -- Seeks to provide capital growth with reasonable current income by investing, under normal market conditions, at least 60% of its total assets in a diversified portfolio of common stocks of companies which have a record of paying dividends and, in the opinion of the Investment Manager, have the potential for increasing dividends and in securities convertible into common stock, and at least 25% of its total assets in investment grade fixed-income (fixed-rate and adjustable-rate) securities such as corporate notes and bonds and obligations issued or guaranteed by the U.S. Government, its agencies and its instrumentalities.

UTILITIES PORTFOLIO -- Seeks to provide both capital appreciation and current income.

DIVIDEND GROWTH PORTFOLIO -- Seeks to provide reasonable current income and long-term growth of income and capital by investing primarily in common stock of companies with a record of paying dividends and the potential for increasing dividends.

VALUE-ADDED MARKET PORTFOLIO -- Seeks to achieve a high level of total return on its assets through a combination of capital appreciation and current income, by investing, on an equally-weighted basis, in a diversified portfolio of common stocks of the companies which are represented in the Standard & Poor's 500 Composite Stock Price Index.

GROWTH PORTFOLIO -- Seeks long-term growth of capital by investing primarily in common stocks and securities convertible into common stocks issued by domestic and foreign companies.

AMERICAN OPPORTUNITIES PORTFOLIO (FORMERLY NAMED AMERICAN VALUE
PORTFOLIO) -- Seeks long-term capital growth consistent with an effort to reduce volatility, by investing principally in common stock of companies in industries which, at the time of

HARTFORD LIFE INSURANCE COMPANY                                               17
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the investment, are believed to be attractively valued given their above average relative earnings growth potential at that time.

MID-CAP EQUITY PORTFOLIO (FORMERLY NAMED MID-CAP GROWTH PORTFOLIO) -- Seeks long-term capital growth by investing primarily in equity securities of medium sized companies (that is, companies whose equity market capitalization falls within the range of companies comprising the S & P 400 Index).

GLOBAL EQUITY PORTFOLIO -- Seeks to obtain total return on its assets primarily through long-term capital growth and, to a lesser extent, from income, through investments in all types of common stocks and equivalents (such as convertible securities and warrants), preferred stocks and bonds and other debt obligations of domestic and foreign companies, governments and international organizations.

DEVELOPING GROWTH PORTFOLIO -- Seeks long-term capital growth by investing primarily in common stocks of smaller and medium-sized companies that, in the opinion of the Investment Manager, have the potential for growing more rapidly than the economy and which may benefit from new products or services, technological developments or changes in management.

EMERGING MARKETS PORTFOLIO (EFFECTIVE SEPTEMBER 7, 1999, CLOSED TO NEW INVESTMENTS OR TRANSFERS OF EXISTING CONTRACT VALUES). -- Seeks long-term capital appreciation by investing primarily in equity securities of companies in emerging market countries. The Emerging Markets Portfolio may invest up to 35% of its total assets in high risk fixed-income securities that are rated below investment grade or are unrated (commonly referred to as "junk bonds"). See the Special Considerations for investments in high yield securities disclosed in the Fund's prospectus.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:

HIGH YIELD PORTFOLIO -- Seeks above-average total return over a market cycle of three to five years by investing primarily in high yield securities (commonly referred to as "junk bonds"). The Portfolio also may invest in investment grade fixed income securities, including U.S. Government securities, corporate bonds and mortgage securities. The Portfolio may invest to a limited extent in foreign fixed income securities, including emerging market securities. The Investment Adviser may use futures, swaps and other types of derivatives in managing the Portfolio.

MID-CAP VALUE PORTFOLIO -- Seeks above-average total return over a market cycle of three to five years by investing in common stocks of companies with capitalizations in the range of companies included in the S&P MidCap 400 Index (currently $500 million to $6 billion). The Portfolio purchases stocks that typically do not pay dividends. The Investment Adviser analyzes securities to identify stocks that are undervalued, and measures the relative attractiveness of the Portfolio's current holdings against potential purchases.

EMERGING MARKETS DEBT PORTFOLIO -- Seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers located in emerging market countries. The Investment Adviser seeks high total return by investing in a portfolio of emerging market debt that offers low correlation to many other asset classes. Using macroeconomic and fundamental analysis, the Investment Adviser seeks to identify developing countries that are undervalued and have attractive or improving fundamentals. After the country allocation is determined, the sector and security selection is made within each county.

EMERGING MARKETS EQUITY PORTFOLIO -- Seeks long-term capital appreciation by investing primarily in equity securities of issuers in emerging market countries. The Investment Adviser seeks to maximize returns by investing in growth-oriented equity securities in emerging markets. The Investment Adviser's investment approach combines top-down country allocation with bottom-up stock selection. Investment selection criteria include attractive growth characteristics, reasonable valuations and managements with a strong shareholder value orientation.

FIXED INCOME PORTFOLIO -- Seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified mix of dollar denominated investment grade fixed income securities, particularly U.S. Government, corporate and mortgage securities. The Portfolio ordinarily will maintain an average weighted maturity in excess of five years. The Portfolio may invest opportunistically in non-dollar denominated securities and below investment grade securities; and it may use futures, swaps and other types of derivatives in managing the Portfolio.

ACTIVE INTERNATIONAL ALLOCATION PORTFOLIO -- Seeks long-term capital appreciation by investing primarily in accordance with country and sector weightings determined by the investment adviser in equity securities of non-U.S. issuers which, in the aggregate, replicate broad-market indices. The Investment Adviser seeks to maintain a diversified portfolio of international equity securities based on a top-down approach that emphasizes country and sector selection and weighting rather than individual stock selection. The Investment Adviser capitalizes on the significance of country and sector selection in international equity portfolio returns by over and underweighting countries based on three factors: (i) valuation; (ii) fundamental change; and
(iii) short-term market momentum/technicals.

VAN KAMPEN LIFE INVESTMENT TRUST:

STRATEGIC STOCK PORTFOLIO -- Seeks an above average total return through a combination of potential capital appreciation and dividend income, consistent with the preservation of invested capital. Under normal market conditions, the Portfolio's investment adviser seeks to achieve the investment objectives by investing in a portfolio of high dividend yielding equity securities of companies included in the Dow Jones Industrial Average or in the Morgan Stanley Capital International USA Index.

ENTERPRISE PORTFOLIO -- Seeks capital appreciation through investments in securities believed by the Portfolio's investment adviser to have above average potential for capital appreciation.

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THE INVESTMENT ADVISERS

Morgan Stanley Dean Witter Advisors Inc. ("MSDW Advisors"), a Delaware Corporation, whose address is Two World Trade Center, New York, New York 10048, is the Investment Manager for the Money Market Portfolio, the North American Government Securities Portfolio, the Diversified Income Portfolio, the Balanced Growth Portfolio, the Utilities Portfolio, the Dividend Growth Portfolio, the Value-Added Market Portfolio, the Growth Portfolio, the American Value Portfolio, the Mid-Cap Equity Portfolio, the Global Equity Portfolio, the Developing Growth Portfolio, and the Emerging Markets Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series (the "Morgan Stanley Dean Witter Portfolios"). MSDW Advisors was incorporated in July, 1992 and is a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co. ("MSDW")

MSDW Advisors provides administrative services, manages the Morgan Stanley Dean Witter Portfolios' business affairs and manages the investment of the Morgan Stanley Dean Witter Portfolios' assets, including the placing of orders for the purchase and sales of portfolio securities. MSDW Advisors has retained Morgan Stanley Dean Witter Services Company Inc., its wholly-owned subsidiary, to perform the aforementioned administrative services for the Morgan Stanley Dean Witter Portfolios. For its services, the Morgan Stanley Dean Witter Portfolios pay MSDW Advisors a monthly fee. See the accompanying Fund prospectus for a more complete description of MSDW Advisors and the respective fees of the Morgan Stanley Dean Witter Portfolios.

With regard to the North American Government Securities Portfolio, the Mid-Cap Equity Portfolio and the Emerging Markets Portfolio, TCW Investment Management Company ("TCW"), under a Sub-Advisory Agreement with MSDW Advisors, provides these Portfolios with investment advice and portfolio management, in each case subject to the overall supervision of the MSDW Advisors. TCW's address is 865 South Figueroa Street, Suite 1800, Los Angeles, California 90017.

With regard to the Growth Portfolio, Morgan Stanley Dean Witter Investment Management Inc. ("MSDW Investment Management"),* under a Sub-Advisory Agreement with MSDW Advisors, provides the Growth Portfolio with investment advice and portfolio management, subject to the overall supervision of MSDW Advisors. MSDW Investment Management, like MSDW Advisors, is a wholly-owned subsidiary of MSDW. MSDW Investment Management's address is 1221 Avenue of the Americas, New York, New York 10020.

In addition to acting as the Sub-Adviser for the Growth Portfolio, MSDW Investment Management, pursuant to an Investment Advisory Agreement with The Universal Institutional Funds, Inc., is the investment adviser for the Emerging Markets Debt Portfolio, Emerging Markets Equity Portfolio and Active International Allocation Portfolio. As the investment adviser, MSDW Investment Management, provides investment advice and portfolio management services for the Emerging Markets Debt, Emerging Markets Equity and Active International Allocation Portfolios, subject to the supervision of The Universal Institutional Fund's Board of Directors.

The investment adviser for the High Yield Portfolio, Fixed Income Portfolio, and the Mid-Cap Value Portfolio is Miller Anderson & Sherrerd, LLP ("MAS"). MAS is a Pennsylvania limited liability partnership founded in 1969 with its principal offices at One Tower Bridge, West Conshohocken, Pennsylvania 19428. MAS provides investment advisory services to employee benefit plans, endowment portfolios, foundations and other institutional investors and has served as an investment adviser to several open-end investment companies. MAS is an indirect wholly-owned subsidiary of MSDW.

The Investment Adviser with respect to the Strategic Stock Portfolio and the Enterprise Portfolio is Van Kampen Asset Management Inc., a wholly owned subsidiary of Van Kampen Investments Inc. Van Kampen Investments Inc. is an indirect wholly owned subsidiary of MSDW. Van Kampen Investments Inc. is a diversified asset management company with more than two million retail investor accounts, extensive capabilities for managing institutional portfolios, and more than $90 billion under management or supervision as of December 31, 1999. Van Kampen Investments Inc.'s more than 50 open-end and 39 closed-end funds and more than 2,700 unit investment trusts are professionally distributed by leading authorized dealers nationwide.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the Funds' prospectuses.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

- Arrange for the handling and tallying of proxies received from Contract
  Owners.

* On December 1, 1998, Morgan Stanley Asset Management Inc. changed its name to Morgan Stanley Dean Witter Investment Management Inc. but continues to do business in certain instances using the name Morgan Stanley Asset Management.

HARTFORD LIFE INSURANCE COMPANY                                               19
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- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any Shareholder Meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under your Contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Payments or transfers from existing Sub-Accounts.

We reserve the right to eliminate the shares of any of the Funds for any reason and to substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of Contracts Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

ADMINISTRATIVE SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative services and the Funds pay a fee to Hartford that is usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family.

PERFORMANCE RELATED INFORMATION
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The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its STANDARDIZED TOTAL RETURN, it will usually be calculated since the inception of the Separate Account for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a NON-STANDARDIZED TOTAL RETURN that predates the inception of the Separate Account. This figure will usually be calculated for one year, five years, and ten years or other periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the Annual Maintenance Fee is not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized total returns.

If applicable, the Sub-Accounts may advertise YIELD IN ADDITION TO TOTAL RETURN. The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period is divided by the unit value on the last day of the period. This figure includes the recurring charges at the Separate Account level including the Annual Maintenance Fee.


A Money Market Sub-Account may advertise YIELD AND EFFECTIVE YIELD. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level including the Annual Maintenance Fee.


We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

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THE CONTRACT

PURCHASES AND CONTRACT VALUE

WHAT TYPES OF CONTRACTS ARE AVAILABLE?

The Contract is an individual or group tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;

- Individual Retirement Annuities adopted according to Section 408 of the Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state, and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent Qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as Non-Qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax deferred treatment under the Code.


We have filed the Contract with the Earnings Protection Benefit with the Internal Revenue Service for approval for use in an IRA. For more information, please see Appendix I -- Information Regarding Tax-Qualified Retirement Plans, Individual Retirement Annuities ("IRAs") Under Section 408. Please consult your qualified tax adviser if you are considering adding the Earnings Protection Benefit to your Contract if it is an IRA.


HOW DO I PURCHASE A CONTRACT?
You may purchase a Contract by completing and submitting an application or an order request along with an initial Premium Payment. For most Contracts, the minimum Premium Payment is $10,000. For additional Premium Payments, the minimum Premium Payment is $500. Under certain situations, we may allow smaller Premium Payments, for example, if you enroll in Automatic Additions or are part of certain tax qualified retirement plans. Prior approval is required for Premium Payments of $1,000,000 or more.

You and your Annuitant must not be older than age 90 on the date that your Contract is issued, or age 85 if your Contract is issued in New York. You must be of legal age in the state where the Contract is being purchased or a guardian must act on your behalf.

HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?
Your initial Premium Payment will be invested within two Valuation Days of our receipt of a properly completed application or an order request and the Premium Payment. If we receive your subsequent Premium Payment before the close of the New York Stock Exchange, it will be invested on the same Valuation Day. If we receive your subsequent Premium Payment after the close of the New York Stock Exchange, it will be processed on the next Valuation Day. If we receive your Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Premium Payment based on your last allocation instructions. We will send you a confirmation when we invest your Premium Payment.

If the request or other information accompanying the Premium Payment is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.

CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?
We want you to be satisfied with the Contract you have purchased. We urge you to closely examine its provisions. If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We may require additional information, including a signature guarantee, before we can cancel your Contract.

You bear the investment risk from the time the Contract is issued until we receive your complete cancellation request.

The amount we pay you upon cancellation depends on the requirements of the state where you purchased your Contract, the method of purchase, the type of Contract you purchased and your age.

HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY COMMENCEMENT DATE? The Contract Value is the sum of all Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. Therefore, on any Valuation Day your Contract Value reflects the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you put into your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation

HARTFORD LIFE INSURANCE COMPANY                                               21
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Units you have by requesting Surrenders, transferring money out of an Account, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share of each Fund held in the Sub-Account at the end of the current Valuation Day divided by

- The net asset value per share of each Fund held in the Sub-Account at the end of the prior Valuation Day; minus

- The daily mortality and expense risk charge adjusted for the number of days in the period, and any other applicable charge, including any Optional Death Benefit charge.

We will send you a statement in each calendar quarter, which tells you how many Accumulation Units you have, their value and your total Contract Value.

CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?
TRANSFERS BETWEEN SUB-ACCOUNTS -- You may transfer from one Sub-Account to another before and after the Annuity Commencement Date at no extra charge. Your transfer request will be processed on the day that it is received as long as it is received on a Valuation Day before the close of the New York Stock Exchange. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

SUB-ACCOUNT TRANSFER RESTRICTIONS -- We reserve the right to limit the number of transfers to 12 per Contract Year, with no transfers occurring on consecutive Valuation Days. We also have the right to restrict transfers if we believe that the transfers could have an adverse effect on other Contract Owners. In all states except New York, Florida, Maryland and Oregon, we may:

- Require a minimum time period between each transfer,

- Limit the dollar amount that may be transferred on any one Valuation Day, and

- Not accept transfer requests from an agent acting under a power of attorney for more than one Contract Owner.

We also have a restriction in place that involves individuals who act under a power of attorney for multiple Contract Owners. If the value of the Contract Owner's Accounts add up to more than $2 million, we will not accept transfer instructions from the power of attorney unless the power of attorney has entered into a Third Party Transfer Services Agreement with us.

Some states may have different restrictions.

TELEPHONE AND INTERNET TRANSFERS -- In most states, you can make transfers:

- By calling us at (800) 862-6668

- Electronically, when available, by the Internet through our website at http://online.hartfordlife.com

Transfer instructions received by telephone on any Valuation Day before the close of the New York Stock Exchange will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange on the next Valuation Day.

Transfer instructions you send electronically are considered to be received by Hartford at the time and date stated on the electronic acknowledgement Hartford returns to you. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange on a Valuation Day, the instructions will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange the next Valuation Day. If you do not receive an electronic acknowledgement, you should telephone us as soon as possible.

We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.


Telephone or Internet transfer requests may currently only be cancelled by calling us before the close of the New York Stock Exchange.


Hartford, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that contract owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We reserve the right to suspend, modify, or terminate telephone or electronic transfer privileges at any time.

POWER OF ATTORNEY -- You may authorize another person to make transfers on your behalf by submitting a completed Power of Attorney form. Once we have the completed form on file, we will accept transfer instructions from your designated third party, subject to any transfer restrictions in place, until we receive new instructions in writing from you. You will not be able to make transfers or other changes to your Contract if you have authorized someone else to act under a Power of Attorney.

CHARGES AND FEES

There are 5 charges and fees associated with the Contract and the Optional Death Benefit charge:

1.  MORTALITY AND EXPENSE RISK CHARGE

For assuming risks under the Contract before the Annuity Commencement Date, we will deduct a daily charge at the annual rate of 1.50% of Contract Value (estimated at .95% for mortality and .55% for expenses). After the Annuity Commencement Date, we will deduct a daily charge totaling 1.25% per year of Contract Value (estimated at .90% for mortality and .35% for expense).

- MORTALITY RISK -- There are two types of mortality risks that we assume, those made while your Premium Payments are

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  accumulating and those made once Annuity Payouts have begun.

During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur during periods of declining value. The risk that we bear during this period is that actual mortality rates may be lower than anticipated.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. We would be required to make these payments if the Payout Option chosen is the Life Annuity, Life Annuity With Payments for a Period Certain or Joint and Last Survivor Life Annuity Payout Option. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

EXPENSE RISK -- We also bear an expense risk that the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will not be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned.

2.  ADMINISTRATION CHARGE

To cover the costs of administering your Contract, we deduct a daily charge which is equal to an annual rate of 0.15% of Sub-Account Value during both the accumulation and annuity phases of the Contract. There is not necessarily a relationship between the amount of administrative charge deducted for your Contract and the amount of expenses that are attributed to your Contract.

3.  ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $30 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $100,000. The charge is deducted proportionately from each Account in which you are invested.

WHEN IS THE ANNUAL MAINTENANCE FEE WAIVED?
We will waive the Annual Maintenance Fee if your Contract Value is $100,000 or more on your Contract Anniversary or when you fully Surrender your Contract. We reserve the right to waive the Annual Maintenance Fee under certain conditions.

4.  PREMIUM TAXES

We deduct Premium Taxes, if required, by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently, the maximum rate charged by any state is 3.5% and 4% in Puerto Rico.

5.  CHARGES AGAINST THE FUNDS

The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund shares reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses accompanying this prospectus.

OPTIONAL DEATH BENEFIT CHARGE -- If you elect the Optional Death Benefit, we will subtract an additional charge on a daily basis which is equal to an annual charge of .15% of your Contract Value invested in the Funds.


EARNINGS PROTECTION BENEFIT CHARGE -- If you elect the Earnings Protection Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Funds.


WE MAY OFFER, IN OUR DISCRETION, REDUCED FEES AND CHARGES INCLUDING, BUT NOT LIMITED TO THE MORTALITY AND EXPENSE RISK CHARGE, AND THE ANNUAL MAINTENANCE FEE, FOR CERTAIN CONTRACTS (INCLUDING EMPLOYER SPONSORED SAVINGS PLANS) WHICH MAY RESULT IN DECREASED COSTS AND EXPENSES. REDUCTIONS IN THESE FEES AND CHARGES WILL NOT BE UNFAIRLY DISCRIMINATORY AGAINST ANY CONTRACT OWNER.

DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?
Your Contract has a Death Benefit which is equal to the amounts payable under the standard Death Benefit or the Optional Death Benefit. We pay the Death Benefit if the Contract Owner, joint owner or Annuitant, die before we begin to make annuity payments. The Death Benefit amount will remain invested in the Sub-Accounts according to your last instructions and will fluctuate with the performance of the underlying Funds. We calculate the Death Benefit as of the date we receive a certified death certificate or other legal document acceptable to us.

IF YOU DO NOT ELECT THE OPTIONAL DEATH BENEFIT, the Death Benefit will be the greater of:

- the total Premium Payments you have made to us minus any amounts you have Surrendered;

- The Contract Value of your annuity, or

- Your Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's

HARTFORD LIFE INSURANCE COMPANY                                               23
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81st birthday or date of death, whichever is earlier. The Anniversary Value is equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any Premium Payments made since that anniversary and reduced by the dollar amount of any partial Surrenders since that anniversary. The Maximum Anniversary Value is equal to the greatest Anniversary Value resulting from this series of calculations.

IF YOU ELECT THE OPTIONAL DEATH BENEFIT, the Death Benefit will be the greater of:

- the total Premium Payments you have made to us minus any Surrenders;

- the Contract Value of your annuity;

- your Maximum Anniversary Value or

- your Interest Accumulation Value.

Assuming you have not taken any Surrenders, your Interest Accumulation Value is calculated by accumulating interest on your Premium Payments at a rate of 5% per year up to the deceased's 81st birthday or date of death, whichever is earlier. If you have taken any Surrenders, the 5% will be accumulated on your Premium Payments, but we will make an adjustment for any of the Surrenders. This adjustment will reduce the Death Benefit under the Optional Death Benefit proportionally for the Surrenders. The Death Benefit under the Optional Death Benefit is limited to a maximum of 200% of Premium Payments, less proportional adjustments for any Surrenders. If you elect the Optional Death Benefit, we will subtract an additional charge on a daily basis which is equal to an annual charge of .15% of your Contract Value invested in the Funds.


The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. The Optional Death Benefit is not available in Washington or New York. Once you elect the Optional Death Benefit, you cannot cancel it.



If you purchase your Contract after September 30, 1999, you must elect the Optional Death Benefit at the time you send us your initial Premium Payment.



You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington and New York. You cannot elect the Earnings Protection Benefit if you or your Annuitant is age 76 or older. Once you elect the Earnings Protection Benefit, you cannot cancel it.



If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the Earnings Protection Benefit is the greater of:



- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or



- The Maximum Anniversary Value; or



- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us, plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.


We determine any Contract gain by comparing your Contract Value on the date you added the Earnings Protection Benefit to your Contract to your Contract Value on the date we calculate the Death Benefit. We deduct any Premium Payments and add adjustments for any partial Surrenders made during that time.



We make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender.



Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.



Hartford takes 40% of either the Contract gain or the capped amount and adds it back to your Contract Value to complete the Death Benefit calculation. If you or your Annuitant are age 70 through 75, we add 25% of the Contract gain or capped amount back to Contract Value to complete the Death Benefit calculation. The percentage used for the Death Benefit calculation is determined by the oldest age of you and your Annuitant at the time the Earnings Protection Benefit is added to your Contract.

________________________________________________________________________________

FOR EXAMPLE: Assuming that:



- The Contract Value on the date we received proof of death plus 40% of the Contract gain was the greatest of the three death benefit calculations,



- You elected the Earnings Protection Benefit when you purchased your Contract,



- You made a single Premium Payment of $100,000,



- You took no partial Surrenders.



- The Contract Value on the date we receive proof of death was $400,000.


Hartford would calculate the Contract gain as follows:



- Contract Value on the date we receive proof of death equals $400,000,



- minus the Contract Value on the date the Earnings Protection Benefit was added to your Contract or $100,000 = $300,000.


To determine if the cap applies:



- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),



- plus Premium Payments made since that date ($0),



- minus Premium Payments made in the 12 months prior to death ($0),


Which equals $100,000. The cap is 200% of $100,000 which is $200,000.


In this situation the cap applies, so Hartford takes 40% of $200,000 or $80,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $480,000.

________________________________________________________________________________

24                                               HARTFORD LIFE INSURANCE COMPANY
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Before you purchase the Earnings Protection Benefit, you should also consider the following.



- If your Contract has no gain when Hartford calculates the Death Benefit, Hartford will not pay an Earnings Protection Benefit.



- Partial Surrenders can reduce or eliminate your Contract gain. So if you plan to make partial Surrenders, there may be no Earnings Protection Benefit.



- If you transfer ownership of your Contract to someone other than your spouse who would have been ineligible for the Earnings Protection Benefit when it was added to your Contract, the Earnings Protection Benefit charge will continue to be deducted even though no Earnings Protection Benefit will be payable.



For more information on how these optional benefits may affect your taxes, please see the section entitled, "Federal Tax Considerations," under sub-section entitled "Taxation of Annuities -- General Provisions Affecting Purchasers Other Than Qualified Retirement Plans."


HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.

The Beneficiary may elect, under the Annuity Proceeds Settlement Option, to leave proceeds from the Death Benefit with us for up to five years from the date of the Contract Owner's death if the Contract Owner died before the Annuity Commencement Date. Once we receive a certified death certificate or other legal document acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders.

REQUIRED DISTRIBUTIONS -- If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death. The Beneficiary can choose any Annuity Payout Option that results in complete Annuity Payout within five years.

If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option with a Death Benefit, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

ALTERNATIVES TO THE REQUIRED DISTRIBUTIONS -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are not met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

SPOUSAL CONTRACT CONTINUATION -- If the Beneficiary is the Contract Owner's spouse, the Beneficiary may elect to continue the Contract as the contract owner, receive the death benefit in one lump sum payment or elect an Annuity Payout Option. If the Contract continues with the Spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit. This spousal continuation is available only once for each Contract.


If your spouse continues any portion of the Contract as Contract Owner and elects the Earnings Protection Benefit, Hartford will use the date the Contract is continued with your spouse as Contract Owner as the date the Earnings Protection Benefit was added to the Contract. The percentage used for the Earnings Protection Benefit will be determined by the oldest age of any remaining joint owner or Annuitant at the time the Contract is continued.


WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit is based on whether death is before, on or after the Annuity Commencement Date.

HARTFORD LIFE INSURANCE COMPANY                                               25
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IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .          AND . . .                   AND . . .                 THEN THE . . .
Contract Owner                There is a surviving joint  The Annuitant is living or  Joint Contract Owner
                              Contract Owner              deceased                    receives the Death
                                                                                      Benefit.
Contract Owner                There is no surviving       The Annuitant is living or  Designated Beneficiary
                              joint Contract Owner        deceased                    receives the Death
                                                                                      Benefit.
Contract Owner                There is no surviving       The Annuitant is living or  Contract Owner's estate
                              joint Contract Owner and    deceased                    receives the Death
                              the Beneficiary                                         Benefit.
                              predeceases the Contract
                              Owner
Annuitant                     The Contract Owner is       There is no named           Death Benefit is paid to
                              living                      Contingent Annuitant        the Contract Owner(s) and
                                                                                      not the designated
                                                                                      Beneficiary.
Annuitant                     The Contract Owner is       The Contingent Annuitant    Contingent Annuitant
                              living                      is living                   becomes the Annuitant, and
                                                                                      the Contract continues.

IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                 AND . . .                               THEN THE . . .
Contract Owner                The Annuitant is living                   Designated Beneficiary becomes the
                                                                        Contract Owner.
Annuitant                     The Contract Owner is living              Contract Owner receives the Death
                                                                        Benefit.
Annuitant                     The Annuitant is also the Contract Owner  Designated Beneficiary receives the
                                                                        Death Benefit.

THESE ARE THE MOST COMMON DEATH BENEFIT SCENARIOS, HOWEVER, THERE ARE OTHERS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A DEATH BENEFIT PAYOUT. IF YOU HAVE QUESTIONS ABOUT THESE AND ANY OTHER SCENARIOS, PLEASE CONTACT YOUR REGISTERED REPRESENTATIVE OR US.

SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

FULL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

PARTIAL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. There are two restrictions:

- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

- The Contract must have a minimum Contract Value of $500 after the Surrender. The minimum Contract Value in New York must be $1000 after the Surrender. We reserve the right to close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender. If your Contract was issued in Texas, a remaining value of $500 is not required to continue the Contract if Premium Payments were made in the last two Contract Years.

FULL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- You may Surrender your Contract on or after the Annuity Commencement Date only if you selected the Payments For a Period Certain Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract. The Commuted Value is determined on the day we receive your written request for Surrender.


PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity With Payments for a Period Certain, Joint and Last Survivor Life Annuity With Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Option. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" or the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.



To qualify for partial Surrenders under these Annuity Payout Options you must elect a variable dollar amount Annuity Payout and you must make the Surrender request during the Period Certain.

26                                               HARTFORD LIFE INSURANCE COMPANY
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If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.



Please check with your tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.


HOW DO I REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement, or (d) the SEC determines that an emergency exists to restrict valuation.

WRITTEN REQUESTS -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

- your tax withholding amount or percentage, if any, and

- your mailing address.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from, otherwise, the Surrender will be taken in proportion to the value in each Account.

TELEPHONE REQUESTS -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program; or you are no longer the owner of the Contract. There are some restrictions on telephone surrenders, please call us with any questions.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone Surrender instructions received before the close of the New York Stock Exchange will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.

COMPLETING A POWER OF ATTORNEY FORM FOR ANOTHER PERSON TO ACT ON YOUR BEHALF MAY PREVENT YOU FROM MAKING SURRENDERS VIA TELEPHONE.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders:

PRIOR TO AGE 59 1/2 -- If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.

MORE THAN ONE CONTRACT ISSUED IN THE SAME CALENDAR YEAR -- If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.

INTERNAL REVENUE CODE SECTION 403(b) ANNUITIES -- As of December 31, 1988, all
section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are:
(a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age
59 1/2 due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.

WE ENCOURAGE YOU TO CONSULT WITH YOUR QUALIFIED TAX ADVISER BEFORE MAKING ANY SURRENDERS. PLEASE SEE THE "FEDERAL TAX CONSIDERATIONS" SECTION FOR MORE INFORMATION.

ANNUITY PAYOUTS
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THIS SECTION DESCRIBES WHAT HAPPENS WHEN WE BEGIN TO MAKE REGULAR ANNUITY PAYOUTS FROM YOUR CONTRACT. YOU, AS THE CONTRACT OWNER, SHOULD ANSWER FIVE
QUESTIONS:

- When do you want Annuity Payouts to begin?

- Which Annuity Payout Option do you want to use?

- How often do you want to receive Annuity Payouts?

- What level of Assumed Investment Return should you choose?

- Do you want Annuity Payouts to be fixed or variable or a combination?

HARTFORD LIFE INSURANCE COMPANY                                               27
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Please check with your financial adviser to select the Annuity Payout Option that best meets your income needs.


1. WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?

You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. You may change the Annuity Commencement Date by notifying us within thirty days prior to the date. The Annuity Commencement Date cannot be deferred beyond the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If your Contract is issued in New York, you cannot defer beyond the Annuitant's 90th birthday. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.

The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

2. WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary after the death of the Contract Owner and is described in the "Death Benefit" section. We may at times offer other Annuity Payout Options. Once we begin Annuity Payouts, the Annuity Payout Option cannot be changed.

LIFE ANNUITY -- We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH A CASH REFUND -- We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus the Annuity Payouts already made. This option is only available for Annuity Payouts using the 5% Assumed Investment Return.

LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN -- We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus the Annuitant's age. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to (a) continue Annuity Payouts for the remainder of the guaranteed number of years or (b) receive the Commuted Value in one sum.

For Qualified Contracts, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.


JOINT AND LAST SURVIVOR LIFE ANNUITY -- We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts to the other Annuitant until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:


- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable-dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed-dollar amount Annuity Payouts, the percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN -- We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus the Annuitant's age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary has two options, (a) continue Annuity Payouts for the remainder of the guaranteed number of years or (b) receive the Commuted Value in one sum.

When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed-dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

28                                               HARTFORD LIFE INSURANCE COMPANY
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PAYMENTS FOR A PERIOD CERTAIN -- We will make Annuity Payouts for the number of years that you select. You can select between 5 years and 30 years.


IMPORTANT INFORMATION:



- YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, AND PAYMENTS FOR A PERIOD CERTAIN VARIABLE-DOLLAR AMOUNT ANNUITY PAYOUT OPTION.



- AUTOMATIC ANNUITY PAYOUTS FOR NON-QUALIFIED CONTRACTS -- If you do not elect an Annuity Payout Option, Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed-dollar amount Annuity Payouts, variable-dollar amount Annuity Payouts, or a combination of fixed or variable-dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date.



- AUTOMATIC ANNUITY PAYOUTS FOR QUALIFIED CONTRACTS AND CONTRACTS ISSUED IN TEXAS -- If you do not elect an Annuity Payout Option, Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity Payout Option. Automatic Annuity Payouts will be fixed-dollar amount Annuity Payouts, variable-dollar amount Annuity Payouts, or a combination of fixed or variable-dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date.


3. HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

- monthly,

- quarterly,

- semi-annually, or

- annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50. For Contracts issued in New York, the minimum monthly Annuity Payout is $20.

4. WHAT LEVEL OF ASSUMED INVESTMENT RETURN DO YOU PREFER?

The Assumed Investment Return ("AIR") is the investment return you select before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds.

Subject to the approval of your State, you can select one of three AIRs: 3%, 5% or 6%. The greater the AIR, the greater the initial Annuity Payout. A higher AIR may result in smaller potential growth in the Annuity Payouts. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater.

For example, if the second monthly Annuity Payout is the same as the first, the sub-accounts earned exactly the same return as the AIR. If the second monthly Annuity Payout is more than the first, the sub-accounts earned more than the AIR. If the second Annuity Payout is less than the first, the sub-account earned less than the AIR.

Level variable dollar amount Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR.

5. DO YOU WANT FIXED-DOLLAR AMOUNT OR VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS OR A COMBINATION OF BOTH?

You may choose an Annuity Payout Option with fixed-dollar amounts, variable-dollar amounts or a combination depending on your income needs.

FIXED-DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a fixed-dollar amount Annuity Payout begins, you cannot change your selection to receive variable-dollar amount Annuity Payout. You will receive equal fixed-dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed-dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an Annuity rate. The annuity rate is set by us and is not less than the rate specified in the fixed-dollar amount Annuity Payout Option tables in your Contract.

VARIABLE-DOLLAR AMOUNT ANNUITY PAYOUTS -- A variable-dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable-dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable-dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

- the Annuity Payout Option chosen,

- the Annuitant's attained age and gender (if applicable),

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table, and,

- the Assumed Investment Return

HARTFORD LIFE INSURANCE COMPANY                                               29
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The total amount of the first variable-dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable-dollar amount Annuity Payout is equal to the total of:

Annuity Units for each Sub-Account multiplied by Annuity Unit Value for each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit factor, multiplied by the Annuity Unit Value for the preceding Valuation Period.

COMBINATION ANNUITY PAYOUTS -- You may choose to receive a combination of fixed-dollar amount and variable-dollar amount annuity payouts as long as they total 100% of your Annuity Payout. For example, you may choose to receive 40% fixed-dollar amount and 60% variable-dollar amount to meet your income needs.

TRANSFER OF ANNUITY UNITS -- After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day.

OTHER PROGRAMS AVAILABLE
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AUTOMATIC ADDITIONS -- Automatic Additions is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract.


AUTOMATIC INCOME PROGRAM -- The Automatic Income Program allows you to Surrender a percentage of your total Premium Payments each Contract Year. You can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis. The Automatic Income Program may change based on your instructions after your seventh Contract Year.


ASSET REBALANCER -- Asset Rebalancer is a program that allows you to choose a customized allocation for your Sub-Accounts to help you reach your investment goals. Over time, Sub-Account performance may cause your Contract's allocation percentages to change, but under Asset Rebalancer, your Sub-Account allocations are rebalanced to the percentages you have chosen. You can only participate in one model at a time.

OTHER INFORMATION
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ASSIGNMENT -- Ownership of this Contract is generally assignable. However, if the Contract is issued to a tax qualified retirement plan, it is possible that the ownership of the Contract may not be transferred or assigned. An assignment of a Non-Qualified Contract may subject the Contract Values or Surrender Value to income taxes and certain penalty taxes.

CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice. We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable Federal or State law. No modification will effect the method by which Contract Values are determined.

HOW CONTRACTS ARE SOLD -- Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours. The securities will be sold by individuals who represent us as insurance agents and who are registered representatives of broker-dealers that have entered into distribution agreements with HSD.

Commissions will be paid by Hartford and will not be more than 7% of Premium Payments. From time to time, Hartford may pay or permit other promotional incentives, in cash or credit or other compensation.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on Premium Payments made by policyholders or Contract Owners. This compensation is usually paid from the sales charges described in this prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by

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the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not affect the amounts paid by the policyholders or Contract Owners to purchase, hold or Surrender variable insurance products.

LEGAL MATTERS AND EXPERTS

There are no material legal proceedings pending to which the Separate Account is a party.


Counsel with respect to federal laws and regulations applicable to the issue and sale of the Contracts and with respect to Connecticut law is Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary, Hartford Life Insurance Company, P.O. Box 2999, Hartford, Connecticut 06104-2999.


The audited financial statements and financial statement schedules included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

MORE INFORMATION

You may call your Representative if you have any questions or write or call us at the address below:

Hartford Life Insurance Company
Attn: Investment Product Services
P.O. Box 5085
Hartford, Connecticut 06102-5085
Telephone: (800) 862-6668 (Contract Owners)
         (800) 862-4397 (Account Executives)

FEDERAL TAX CONSIDERATIONS
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What are some of the federal tax consequences which affect these Contracts?

A.  GENERAL

Since federal tax law is complex, the tax consequences of purchasing this contract will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this contract is right for you.

Our general discussion of the tax treatment of this contract is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this contract cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this contract. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

B.  TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of Hartford which is taxed as a life insurance company in accordance with the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units (See "Value of Accumulation Units"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Account with respect to Qualified or Non-Qualified Contracts.

C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING PURCHASERS OTHER THAN QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

 1. NON-NATURAL PERSONS, CORPORATIONS, ETC.

Code Section 72 contains provisions for contract owners which are not natural persons. Non-natural persons include corporations, trusts, limited liability companies, partnerships and other types of legal entities. The tax rules for contracts owned by non-natural persons are different from the rules for contracts owned by individuals. For example, the annual net increase in the value of the contract is currently includible in the gross income of a non-natural person, unless the non-natural person holds the contract as an agent for a natural person. There are additional exceptions from current inclusion for:

- certain annuities held by structured settlement companies,

- certain annuities held by an employer with respect to a terminated qualified retirement plan and

- certain immediate annuities.

A non-natural person which is a tax-exempt entity for federal tax purposes will not be subject to income tax as a result of this provision.

If the contract owner is a non-natural person, the primary annuitant is treated as the contract owner in applying mandatory distribution rules. These rules require that certain distributions be made upon the death of the contract owner. A change in the primary annuitant is also treated as the death of the contract owner.

 2. OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in

HARTFORD LIFE INSURANCE COMPANY                                               31
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the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

    a. DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

  i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.

 ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract."

 iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

 iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

 v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.


 vi. In general, any amount actually received under the Contract as a Death Benefit, including any Optional Death Benefit or Earnings Protection Benefit, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. As a result, Hartford believes that for federal tax purposes the Optional Death Benefit and the Earnings Protection Benefit should be treated as an integral part of the Contract's benefits (e.g., as investment protection benefit) and that any charges under the contract for the Optional Death Benefit or the Earnings Protection Benefit should not be treated as an amount received by the Contract Owner for purposes of this subparagraph a. However, it is possible that the IRS could take a contrary position that some or all of these charges for the Optional Death Benefit or the Earnings Protection Benefit should be treated for federal tax purposes as an amount received under the Contract (e.g., as an amount distributed from the Contract to pay for an additional benefit that should be treated as a benefit that is being provided by a separate contract for tax purposes, i.e., by a separate contract that is not part of the annuity Contract for tax purposes). If the IRS takes such a contrary position, however, then any Beneficiary of an Optional Death Benefit or an Earnings Protection Benefit may be entitled to claim that some part of such Death Benefit is excludable from gross income for federal tax purposes (e.g., as a death benefit that should be treated for tax purposes as if it were being provided by a separate contract that qualifies as a life insurance contract for tax purposes).


    b. DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

  i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

 ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

 iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

    c. AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same Contract Owner within the same calendar year (other than certain contracts held in connection with a tax-qualified retirement arrangement) will be treated as one annuity Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another

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annuity contract or life insurance contract may be treated as a new Contract for this purpose. Hartford believes that for any annuity subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated as withdrawals of income until all of the income from all such Contracts is withdrawn. As of the date of this prospectus, there are no regulations interpreting this provision.

    d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN
      WITHDRAWALS AND ANNUITY PAYMENTS.

  i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

 ii. The 10% penalty tax will not apply to the following distributions (exceptions vary based upon the precise plan involved):

    1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

    2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

    3.  Distributions attributable to a recipient's becoming disabled.

    4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary).

    5. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

    e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract,
(2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income., In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph 3.

    f. REQUIRED DISTRIBUTIONS

  i. Death of Contract Owner or Primary Annuitant
    Subject to the alternative election or spouse beneficiary provisions in ii or iii below:

     1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

     2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract will be distributed within 5 years after such death; and

     3. If the Contract Owner is not an individual, then for purposes of 1. or
        2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

 ii. Alternative Election to Satisfy Distribution Requirements
    If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Distributions must begin within a year of the Contract Owner's death.

 iii. Spouse Beneficiary
    If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal continuation shall apply only once for this contract.

 3. DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your contract be adequately diversified. Code Section 817 provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

HARTFORD LIFE INSURANCE COMPANY                                               33
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The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.

 4. OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, will cause the contract owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."

The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

Due to the lack of specific guidance on investor control, there is some uncertainty about when a contract owner is considered the owner of the assets for tax purposes. We reserve the right to modify the contract, as necessary, to prevent you from being considered the owner of assets in the separate account.

D.  FEDERAL INCOME TAX WITHHOLDING

Any portion of a distribution that is (or is deemed to be) current taxable income to the Contract Owner will be subject to federal income tax withholding and reporting under the Code. Generally, however, a Contract Owner may elect not to have income taxes withheld or to have income taxes withheld at a different rate by filing a completed election form with us. Election forms will be provided at the time distributions are requested.

E.  GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F.  ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on annuity distributions at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity purchase.

G.  GENERATION-SKIPPING TRANSFERS

Under certain circumstances, the Internal Revenue Code may impose a "generation skipping transfer tax" when all or part of an annuity is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Federal tax law may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the Internal Revenue Service.

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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

SECTION
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DESCRIPTION OF HARTFORD LIFE INSURANCE COMPANY
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SAFEKEEPING OF ASSETS
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INDEPENDENT PUBLIC ACCOUNTANTS
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DISTRIBUTION OF CONTRACTS
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CALCULATION OF YIELD AND RETURN
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PERFORMANCE COMPARISONS
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FINANCIAL STATEMENTS
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HARTFORD LIFE INSURANCE COMPANY                                               35
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APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. Because of the complexity of the federal tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The federal tax rules applicable to owners of Contracts under tax-qualified retirement plans vary according to the type of plan as well as the terms and conditions of the plan itself. Contract owners, plan participants and beneficiaries are cautioned that the rights and benefits of any person may be controlled by the terms and conditions of the tax-qualified retirement plan itself, regardless of the terms and conditions of a Contract. We are not bound by the terms and conditions of such plans to the extent such terms conflict with a Contract, unless we specifically consent to be bound.

Some tax-qualified retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable law. Tax penalties may apply to transactions with respect to tax-qualified retirement plans if applicable federal income tax rules and restrictions are not carefully observed.

We do not currently offer the Contracts in connection with all of the types of tax-qualified retirement plans discussed below and may not offer the Contracts for all types of tax-qualified retirement plans in the future.

1. TAX-QUALIFIED PENSION OR PROFIT-SHARING PLANS -- Eligible employers can establish certain tax-qualified pension and profit-sharing plans under section 401 of the Code. Rules under section 401(k) of the Code govern certain "cash or deferred arrangements" under such plans. Rules under section 408(k) govern "simplified employee pensions". Tax-qualified pension and profit-sharing plans are subject to limitations on the amount that may be contributed, the persons who may be eligible to participate and the time when distributions must commence. Employers intending to use the Contracts in connection with tax-qualified pension or profit-sharing plans should seek competent tax and other legal advice.

2. TAX SHELTERED ANNUITIES UNDER SECTION 403(b) -- Public schools and certain types of charitable, educational and scientific organizations, as specified in section 501(c)(3) of the Code, can purchase tax-sheltered annuity contracts for their employees. Tax-deferred contributions can be made to tax-sheltered annuity contracts under section 403(b) of the Code, subject to certain limitations. Generally, such contributions may not exceed the lesser of $10,500 (indexed) or 20% of the employee's "includable compensation" for such employee's most recent full year of employment, subject to other adjustments. Special provisions under the Code may allow some employees to elect a different overall limitation.

Tax-sheltered annuity programs under section 403(b) are subject to a PROHIBITION AGAINST DISTRIBUTIONS FROM THE CONTRACT ATTRIBUTABLE TO CONTRIBUTIONS MADE PURSUANT TO A SALARY REDUCTION AGREEMENT, unless such distribution is made:

- after the participating employee attains age 59 1/2;

- upon separation from service;

- upon death or disability; or

- in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).

Generally, the above restrictions do not apply to distributions attributable to cash values or other amounts held under a section 403(b) contract as of December 31, 1988.

3. DEFERRED COMPENSATION PLANS UNDER SECTION 457 -- A governmental employer or a tax-exempt employer other than a governmental unit can establish a Deferred Compensation Plan under section 457 of the Code. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. Employees and independent contractors performing services for a governmental or tax-exempt employer can elect to have contributions made to a Deferred Compensation Plan of their employer in accordance with the employer's plan and section 457 of the Code.

Deferred Compensation Plans that meet the requirements of section 457(b) of the Code are called "eligible" Deferred Compensation Plans. Section 457(b) limits the amount of contributions that can be made to an eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is 33 1/3% of a participant's includable compensation (typically 25% of gross compensation) or, for 2000, $8,000 (indexed), whichever is less. The plan may provide for additional "catch-up" contributions during the three taxable years ending before the year in which the participant attains normal retirement age.

All of the assets and income of an eligible Deferred Compensation Plan of a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. The requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a governmental employer if the Deferred Compensation Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust,

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amounts under the plan will be subject to the claims of the employer's general creditors.

In general, distributions from an eligible Deferred Compensation Plan are prohibited under section 457 of the Code unless made after the participating employee:

- attains age 70 1/2,

- separates from service,

- dies, or

- suffers an unforeseeable financial emergency as defined in the Code.

Under present federal tax law, amounts accumulated in a Deferred Compensation Plan under section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Deferred Compensation Plans under section 457 in limited cases.

4. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS") UNDER SECTION 408


TRADITIONAL IRAS -- Eligible individuals can establish individual retirement programs under section 408 of the Code through the purchase of an IRA.
Section 408 imposes limits with respect to IRAs, including limits on the amount that may be contributed to an IRA, the amount of such contributions that may be deducted from taxable income, the persons who may be eligible to contribute to an IRA, and the time when distributions commence from an IRA. Distributions from certain tax-qualified retirement plans may be "rolled-over" to an IRA on a tax-deferred basis.


SIMPLE IRAS -- Eligible employees may establish SIMPLE IRAs in connection with a SIMPLE IRA plan of an employer under section 408(p) of the Code. Special rollover rules apply to SIMPLE IRAs. Amounts can be rolled over from one SIMPLE IRA to another SIMPLE IRA. However, amounts can be rolled over from a SIMPLE IRA to a Traditional IRA only after two years have expired since the employee first commenced participation in the employer's SIMPLE IRA plan. Amounts cannot be rolled over to a SIMPLE IRA from a qualified plan or a Traditional IRA. Hartford is a non-designated financial institution for purposes of the SIMPLE IRA rules.


ROTH IRAS -- Eligible individuals may establish Roth IRAs under section 408A of the Code. Contributions to a Roth IRA are not deductible. Subject to special limitations, a Traditional IRA may be converted into a Roth IRA or a distribution from a Traditional IRA may be rolled over to a Roth IRA. However, a conversion or a rollover from a Traditional IRA to a Roth IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a Roth IRA are tax-free.



IRAs generally may not invest in life insurance contracts. However, an annuity that is used as an IRA may provide for a death benefit that equals the greater of the premiums paid and the annuity's cash value. The Contract offers an Optional Death Benefit and an Earnings Protection Benefit. The Optional Death Benefit and the Earnings Protection Benefit may exceed the greater of the Contract Value and total Premium Payments less prior surrenders. WE HAVE FILED THE CONTRACT WITH THE OPTIONAL DEATH BENEFIT AND THE EARNINGS PROTECTION BENEFIT WITH THE INTERNAL REVENUE SERVICE FOR APPROVAL FOR USE AS AN IRA. NO ASSURANCE IS GIVEN THAT THESE BENEFITS MEET THE QUALIFICATION REQUIREMENTS FOR AN IRA. Although we regard the Optional Death Benefit and the Earnings Protection Benefit as investment protection features that should not have an adverse tax effect, it is possible that the IRS could take a contrary position regarding tax-qualification or resulting in certain deemed distributions and penalty taxes. You should consult a qualified tax adviser if you are considering adding the Optional Death Benefit or the Earnings Protection Benefit to your Contract if it is an IRA.


5. FEDERAL TAX PENALTIES AND WITHHOLDING -- Distributions from tax-qualified retirement plans are generally taxed as ordinary income under section 72 of the Code. Under these rules, a portion of each distribution may be excludable from income. The excludable amount is the portion of the distribution that bears the same ratio as the after-tax contributions bear to the expected return.

(a) PENALTY TAX ON EARLY DISTRIBUTIONS Section 72(t) of the Code imposes an additional penalty tax equal to 10% of the taxable portion of a distribution from certain tax-qualified retirement plans. However, the 10% penalty tax does not apply to a distributions that is:

- Made on or after the date on which the employee reaches age 59 1/2;

- Made to a beneficiary (or to the estate of the employee) on or after the death of the employee;

- Attributable to the employee's becoming disabled (as defined in the Code);

- Part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and his or her designated beneficiary;

- Except in the case of an IRA, made to an employee after separation from service after reaching age 55; or

- Not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year.

IN ADDITION, THE 10% PENALTY TAX DOES NOT APPLY TO A DISTRIBUTION FROM AN IRA THAT IS:

- Made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

- Not in excess of the amount of certain qualifying higher education expenses, as defined by section 72(t)(7) of the Code; or

- A qualified first-time homebuyer distribution meeting the requirements specified at section 72(t)(8) of the Code.

HARTFORD LIFE INSURANCE COMPANY                                               37
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If you are a participant in a SIMPLE IRA plan, you should be aware that the 10% penalty tax is increased to 25% with respect to non-exempt early distributions made from your SIMPLE IRA during the first two years following the date you first commenced participation in any SIMPLE IRA plan of your employer.

(b) MINIMUM DISTRIBUTION PENALTY TAX If the amount distributed is less than the minimum required distribution for the year, the Participant is subject to a 50% penalty tax on the amount that was not properly distributed.

An individual's interest in a tax-qualified retirement plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:

- the calendar year in which the individual attains age 70 1/2; or

- the calendar year in which the individual retires from service with the employer sponsoring the plan.

The Required Beginning Date for an individual who is a five (5) percent owner (as defined in the Code), or who is the owner of an IRA, is April 1 of the calendar year following the calendar year in which the individual attains age 70 1/2.

The entire interest of the Participant must be distributed beginning no later than the Required Beginning Date over:

- the life of the Participant or the lives of the Participant and the Participant's designated beneficiary, or

- over a period not extending beyond the life expectancy of the Participant or the joint life expectancy of the Participant and the Participant's designated beneficiary.

Each annual distribution must equal or exceed a "minimum distribution amount" which is determined by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. In addition, minimum distribution incidental benefit rules may require a larger annual distribution.

If an individual dies before reaching his or her Required Beginning Date, the individual's entire interest must generally be distributed within five years of the individual's death. However, this rule will be deemed satisfied, if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the beneficiary is the individual's surviving spouse, distributions may be delayed until the individual would have attained age 70 1/2.

If an individual dies after reaching his or her Required Beginning Date or after distributions have commenced, the individual's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

(c) WITHHOLDING In general, regular wage withholding rules apply to distributions from IRAs and plans described in section 457 of the Code. Periodic distributions from other tax-qualified retirement plans that are made for a specified period of 10 or more years or for the life or life expectancy of the participant (or the joint lives or life expectancies of the participant and beneficiary) are generally subject to federal income tax withholding as if the recipient were married claiming three exemptions. The recipient of periodic distributions may generally elect not to have withholding apply or to have income taxes withheld at a different rate by providing a completed election form.

Mandatory federal income tax withholding at a flat rate of 20% will generally apply to other distributions from such other tax-qualified retirement plans unless such distributions are:

- the non-taxable portion of the distribution;

- required minimum distributions; or

- direct transfer distributions.

Direct transfer distributions are direct payments to an IRA or to another eligible retirement plan under Code section 401(a)(31).

Certain states require withholding of state taxes when federal income tax is withheld.

38                                               HARTFORD LIFE INSURANCE COMPANY
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APPENDIX II -- OPTIONAL DEATH BENEFITS -- EXAMPLES



OPTIONAL DEATH BENEFIT EXAMPLES


EXAMPLE 1
Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $108,000.00. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

$100,000       Premium Payment
$  5,000       Interest of 5%
--------
$105,000       Interest Accumulation Value

If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

$ 10,000       partial Surrender divided by
$108,000       Contract Value prior to Surrender equals
  .09259       multiplied by
$105,000       Interest Accumulation Value for a total of
$  9,722       to be deducted from the Interest Accumulation Value equals
$ 95,278       the new Interest Accumulation Value

EXAMPLE 2
Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $92,000.00. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

$100,000       Premium Payment
$  5,000       Interest of 5%
--------
$105,000       Interest Accumulation Value

If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

$ 10,000       partial Surrender divided by
$ 92,000       Contract Value prior to Surrender equals
  .10870       multiplied by
$105,000       Interest Accumulation Value for a total of
$ 11,413       to be deducted from the Interest Accumulation Value equals
$ 93,587       the New Interest Accumulation Value


EARNINGS PROTECTION BENEFIT EXAMPLES



EXAMPLE 1



Assume that:



- You elected the Earnings Protection Benefit when you purchased your Contract,



- You made a single Premium Payment of $100,000,



- On your fifth Contract anniversary, your Contract Value was $150,000,



- On the day after your fifth Contract Anniversary, you made a partial Surrender of $40,000,



- On the day we calculate the Death Benefit, your Contract Value was $140,000,

HARTFORD LIFE INSURANCE COMPANY                                               39
--------------------------------------------------------------------------------


- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three death benefit calculations,



ADJUSTMENT FOR PARTIAL SURRENDERS



To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:



- Add the amount of the partial Surrender ($40,000) to



- The Contract Value on the date the Earnings Protection Benefit is added to your Contract ($100,000),



- Add Premium Payments made after the Earnings Protection Benefit is added to your Contract before you make the partial Surrender ($0),



- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),



- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the Earnings Protection Benefit is added to your Contract ($0),



Which equals $-10,000 which is less than zero, so there is no adjustment for the partial Surrender in this case.



CALCULATION OF CONTRACT GAIN



So Hartford would calculate the Contract gain as follows:



- Contract Value on the date we receive proof of death ($140,000),



- Subtract the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),



- Add any adjustments for partial Surrenders ($0).



So the Contract gain equals $40,000.



CALCULATION OF EARNINGS PROTECTION BENEFIT CAP



To determine if the cap applies:



- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),



- plus Premium Payments made since that date ($0),



- minus Premium Payments made in the 12 months prior to death ($0),



- minus any adjustments for partial Surrenders ($0),



Which equals $100,000. The cap is 200% of $100,000 which is $200,000.



DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT



In this situation the cap does not apply, so Hartford takes 40% of $40,000 or $16,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $156,000.



EXAMPLE 2



Assume that:



- You elected the Earnings Protection Benefit when you purchased your Contract,



- You made a single Premium Payment of $100,000,



- On your fifth Contract anniversary, your Contract Value was $150,000,



- On the day after your fifth Contract Anniversary, you made a partial Surrender of $60,000,



- On the day we calculate the Death Benefit, your Contract Value was $120,000,



- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three death benefit calculations,

40                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


ADJUSTMENT FOR PARTIAL SURRENDERS



To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:



- Add the amount of the partial Surrender ($60,000) to



- The Contract Value on the date the Earnings Protection Benefit is added to your Contract ($100,000)



- Add Premium Payments made after the Earnings Protection Benefit is added to your Contract before you make the partial Surrender ($0),



- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),



- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the Earnings Protection Benefit is added to your Contract ($0),



Which equals $+10,000 which is greater than zero, so there is a $10,000 adjustment for the partial Surrender in this case.



CALCULATION OF CONTRACT GAIN



So Hartford would calculate the Contract gain as follows:



- Contract Value on the date we receive proof of death ($120,000),



- Subtract the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),



- Add any adjustments for partial Surrenders ($10,000),



So the Contract gain equal $30,000.



CALCULATION OF EARNINGS PROTECTION BENEFIT CAP



To determine if the cap applies:



- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),



- plus Premium Payments made since that date ($0),



- minus Premium Payments made in the 12 months prior to death ($0),



- minus any adjustments for partial Surrenders ($10,000)



Which equals $90,000. The cap is 200% of $90,000 which is $180,000.



DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT



In this situation the cap does not apply, so Hartford takes 40% of $30,000 or $12,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $132,000.

This form must be completed for all tax-sheltered annuities.

                     SECTION 403(b)(11) ACKNOWLEDGMENT FORM

The variable annuity Contract that you have recently purchased is subject to certain restrictions imposed by the Tax Reform Act of 1986. Contributions to the Contract after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed to you unless you have:

- attained age 59 1/2,

- separated from service,

- died, or

- become disabled.

Distributions of post December 31, 1988 contributions (excluding any income thereon) may also be made if you have experienced a financial hardship.

Also, there may be a 10% penalty tax for distributions made prior to age 59 1/2 because of financial hardship or separation from service.

Also, please be aware that your 403(b) Plan may also offer other financial alternatives other than your annuity. Please refer to your Plan.

Please complete the following and return to:

    Hartford Life Insurance Company
    Investment Product Services
    P.O. Box 5085
    Hartford, Connecticut 06102-5085

Name of Contract Owner/Participant:  ___________________________________________

Address:  ______________________________________________________________________

City or Plan/School District:  _________________________________________________

Date:  _________________________________________________________________________

Contract No.:  _________________________________________________________________

Signature:  ____________________________________________________________________

To obtain a Statement of Additional Information for Select Dimensions AssetManager variable annuity, please complete the form below and mail to:

    Hartford Life Insurance Company
    Attn: Investment Product Services
    P.O. Box 5085
    Hartford, Connecticut 06102-5085

Please send a Statement of Additional Information to me at the following address:

--------------------------------------------------------------------------------
                                      Name

--------------------------------------------------------------------------------
                                    Address

--------------------------------------------------------------------------------
                              City/State      Zip Code

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                         HARTFORD LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT THREE
                         SELECT DIMENSIONS ASSETMANAGER


This Statement of Additional Information is not a prospectus. The information contained herein should be read in conjunction with the Prospectus.

To obtain a Prospectus, send a written request to Hartford Life Insurance Company Attn: Investment Product Services, P.O. Box 5085, Hartford, Connecticut 06102-5085.





Date of Prospectus: January 26, 2001

Date of Statement of Additional Information: January 26, 2001










333-52711

                                TABLE OF CONTENTS

SECTION                                                                   PAGE

DESCRIPTION OF HARTFORD LIFE INSURANCE COMPANY.......................      4

SAFEKEEPING OF ASSETS ...............................................      4

INDEPENDENT PUBLIC ACCOUNTANTS ......................................      4

DISTRIBUTION OF CONTRACTS............................................      4

CALCULATION OF YIELD AND RETURN......................................      5

PERFORMANCE COMPARISONS..............................................      9

FINANCIAL STATEMENTS ................................................

                 DESCRIPTION OF HARTFORD LIFE INSURANCE COMPANY

Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance, both individual and group, in all states of the United States and the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                           HARTFORD'S RATINGS

------------------------------------------- ---------------------- -------------- ------------------------------------
              Rating Agency                       Effective           Rating                Basis of Rating
                                               Date of Rating
------------------------------------------- ---------------------- -------------- ------------------------------------
A.M. Best and Company, Inc.                        4/1/00               A+        Financial performance
------------------------------------------- ---------------------- -------------- ------------------------------------
Standard & Poor's                                  8/1/00               AA        Insurer financial strength
------------------------------------------- ---------------------- -------------- ------------------------------------
Fitch                                              5/1/00               AA+       Financial strength
------------------------------------------- ---------------------- -------------- ------------------------------------

These ratings apply to Hartford's ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.


                              SAFEKEEPING OF ASSETS

Title to the assets of the Separate Account is held by Hartford. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Sub-Accounts.

                         INDEPENDENT PUBLIC ACCOUNTANTS

The audited financial statements and financial statement schedules included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

                            DISTRIBUTION OF CONTRACTS

Hartford Securities Distribution Company, Inc. ("HSD") serves as principal underwriter for the securities issued with respect to the Separate Account and will offer the Contracts on a continuous basis.

HSD is an affiliate of Hartford. Hartford's parent company indirectly owns 100% of HSD. The principal business address of HSD is the same as that of Hartford.

The securities will be sold by salespersons of HSD, who represent Hartford as insurance and Variable Annuity agents and who are registered representatives of Broker-Dealers who have entered into distribution agreements with HSD.

HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD").

Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 1999: $3,457,546; 1998: $1,627,728; and 1997: $3,556,222. HSD has retained none of these commissions.

                         CALCULATION OF YIELD AND RETURN

YIELD OF A MONEY MARKET SUB-ACCOUNT. As summarized in the Prospectus under the heading "Performance Related Information," the yield of a money market Sub-Account for a seven day period (the "base period") will be computed by determining the "net change in value" (calculated as set forth below) of a hypothetical account having a balance of one accumulation unit of the Sub-Account at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Contract Owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7) with the resulting yield figure carried to the nearest hundredth of one percent. Net changes in value of a hypothetical account will include net investment income of the account (accrued daily dividends as declared by the underlying funds, less daily expense charges of the account) for the period, but will not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.

The effective yield is calculated by compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7 and subtracting 1 from the result, according to the following formula:

                                                365/7
     Effective Yield = [(Base Period Return + 1)     ] - 1

A MONEY MARKET SUB-ACCOUNT'S YIELD AND EFFECTIVE YIELD WILL VARY IN RESPONSE TO FLUCTUATIONS IN INTEREST RATES AND IN THE EXPENSES OF THE SUB-ACCOUNT. THE CURRENT YIELD AND EFFECTIVE YIELD REFLECT RECURRING CHARGES ON THE SEPARATE ACCOUNT LEVEL, INCLUDING THE MAXIMUM ANNUAL MAINTENANCE FEE.



  YIELD AND EFFECTIVE YIELD FOR THE SEVEN DAY PERIOD ENDING DECEMBER 31, 1999.

---------------------------- -------------------------------- ---------------------------------

SUB-ACCOUNT                            YIELD                        EFFECTIVE YIELD
---------------------------- -------------------------------- ---------------------------------
Money Market                           3.77%                             3.84%
---------------------------- -------------------------------- ---------------------------------


YIELDS OF SUB-ACCOUNTS. As summarized in the Prospectus under the heading "Performance Related Information," yields of Sub-Accounts will be computed by annualizing a recent month's net investment income, divided by a Portfolio share's net asset value on the last trading day of that month. Net changes in the value of a hypothetical account will assume the change in the underlying mutual fund's "net asset value per share" for the same period in addition to the daily expense charge assessed, at the sub-account level for the respective period. The Sub-Accounts' yields will vary from time to time depending upon market conditions and, the composition of the underlying funds' portfolios. Yield should also be considered relative to changes in the value of the Sub-Accounts' shares and to the relative risks associated with the investment objectives and policies of the underlying Portfolio.

THE YIELD REFLECTS RECURRING CHARGES ON THE SEPARATE ACCOUNT LEVEL, INCLUDING THE ANNUAL MAINTENANCE FEE.

Yield calculations of the Sub-Accounts used for illustration purposes reflect the interest earned by the Sub-Accounts, less applicable asset based charges assessed under the Contract over the base period. Yield quotations based on a 30 day period are computed by dividing the dividends and interest earned during the period by the maximum offering price per unit on the last day of the period, according to the following formula:

Example:
                                                             6
Current Yield Formula for the Sub-Account  2[((A-B)/(CD) + 1)  - 1]

         Where    A = Dividends and interest earned during the period.
                  B = Expenses accrued for the period (net of reimbursements).
                  C = The average daily number of units outstanding
                      during the period that were entitled to receive dividends.
                  D = The maximum offering price per unit on the last day of the period.


        YIELD QUOTATION BASED ON A 30 DAY PERIOD ENDED DECEMBER 31, 1999.

----------------------------------------------------- --------------------------------------

SUB-ACCOUNT                                                           YIELD
----------------------------------------------------- --------------------------------------
North American Government Securities                                  3.66%
----------------------------------------------------- --------------------------------------
Diversified Income                                                    7.81%
----------------------------------------------------- --------------------------------------
High Yield                                                            7.98%
----------------------------------------------------- --------------------------------------
Fixed Income                                                          4.85%
----------------------------------------------------- --------------------------------------


At any time in the future, yields and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.

CALCULATION OF TOTAL RETURN. As summarized in the Prospectus under the heading "Performance Related Information," total return is a measure of the change in value of an investment in a Sub-Account over the period covered. The formula for total return used herein includes three steps: (1) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of units owned at the end of the period by the unit value per unit on the last trading day of the period; (2) assuming redemption at the end of the period and deducting any applicable contingent deferred sales charge and (3) dividing this account value for the hypothetical investor by the initial $1,000 investment and annualizing the result for periods of less than one year. Standardized total return will be calculated since inception of the Separate Account for one year, five years and ten years or some other relevant periods if a Sub-Account has not been in existence for at least ten years.

The following are the standardized average annual total return quotations for the Sub-Accounts for the 1, 5, and 10 year periods ended December 31, 1998. (These returns assume a mortality and risk expense charge of 1.50% and an Annual Maintenance Fee of $30.)


             STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR YEAR ENDED
                               DECEMBER 31, 1999

------------------------------- ---------------- -------------- --------------- ---------------- ------------------
                                   SEPARATE                                                       SINCE INCEPTION
         SUB-ACCOUNT                ACCOUNT         1 YEAR          5 YEAR          10 YEAR         OF SEPARATE
                                INCEPTION DATE                                                        ACCOUNT
------------------------------- ---------------- -------------- --------------- ---------------- ------------------
American Opportunities              11/8/94         50.26%          29.11%            N/A             27.90%
------------------------------- ---------------- -------------- --------------- ---------------- ------------------
Balanced Growth                     11/8/94         -1.18%          10.05%            N/A              9.37%
------------------------------- ---------------- -------------- --------------- ---------------- ------------------
Developing Growth                   11/8/94         86.38%          28.22%            N/A             27.26%
------------------------------- ---------------- -------------- --------------- ---------------- ------------------
Diversified Income                  11/8/94         -6.44%           0.81%            N/A              0.31%
------------------------------- ---------------- -------------- --------------- ---------------- ------------------
Dividend Growth                     11/8/94         -4.18%          17.56%            N/A             16.56%
------------------------------- ---------------- -------------- --------------- ---------------- ------------------
Emerging Markets                    11/8/94         77.54%           4.02%             N/A              3.23%
------------------------------- ---------------- -------------- --------------- ---------------- ------------------
Global Equity                       11/8/94         28.95%          11.76%            N/A             10.73%
------------------------------- ---------------- -------------- --------------- ---------------- ------------------
Growth                              11/8/94         33.83%          17.70%            N/A             16.80%
------------------------------- ---------------- -------------- --------------- ---------------- ------------------
Mid-Cap Equity                      1/21/97         86.23%           N/A              N/A             28.68%
------------------------------- ---------------- -------------- --------------- ---------------- ------------------
Money Market                        11/8/94          0.06%           0.59%             N/A              0.10%
------------------------------- ---------------- -------------- --------------- ---------------- ------------------
North American Government           11/8/94         -1.30%           0.19%             N/A             -0.33%
Securities
------------------------------- ---------------- -------------- --------------- ---------------- ------------------
Utilities                           11/8/94         38.36%          20.93%            N/A             19.92%
------------------------------- ---------------- -------------- --------------- ---------------- ------------------
Value-Added Market                  11/8/94          7.31%          14.76%            N/A             13.61%
------------------------------- ---------------- -------------- --------------- ---------------- ------------------
Active International                9/20/99           N/A            N/A              N/A             14.10%
Allocation
------------------------------- ---------------- -------------- --------------- ---------------- ------------------
Emerging Markets Debt               6/16/97         24.28%           N/A              N/A             -8.28%
------------------------------- ---------------- -------------- --------------- ---------------- ------------------
Emerging Markets Equity             10/1/96         89.48%           N/A              N/A              5.88%
------------------------------- ---------------- -------------- --------------- ---------------- ------------------
Fixed Income                        1/2/97          -6.24%           N/A              N/A              0.69%
------------------------------- ---------------- -------------- --------------- ---------------- ------------------
High Yield                          1/2/97           2.35%           N/A              N/A              3.86%
------------------------------- ---------------- -------------- --------------- ---------------- ------------------
Mid-Cap Value                       1/2/97          15.15%           N/A              N/A             20.82%
------------------------------- ---------------- -------------- --------------- ---------------- ------------------
Enterprise                          6/13/94         20.79%          24.50%            N/A             20.66%
------------------------------- ---------------- -------------- --------------- ---------------- ------------------
Strategic Stock                     11/3/97         -5.10%           N/A              N/A              2.63%
------------------------------- ---------------- -------------- --------------- ---------------- ------------------

Performance figures above do not reflect any deductions for any optional charges. Performance would have been lower had any optional death benefits been available and been chosen.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. This figure will usually be calculated since the inception of the underlying fund for one year, five years, and ten years or other periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the Annual Maintenance Fee is not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

The following are the non-standardized annualized total return quotations for the Sub-

Accounts for the 1, 5, and 10 year periods. (These returns assume a mortality and risk expense charge of 1.50%.)


           NON-STANDARDIZED ANNUALIZED TOTAL RETURN THAT PRE-DATE THE
             INCEPTION DATE OF THE SEPARATE ACCOUNT FOR YEAR ENDED
                                DECEMBER 31, 1999

------------------------------- ---------------- -------------- --------------- ---------------- ------------------
                                FUND INCEPTION                                                    SINCE INCEPTION
         SUB-ACCOUNT                 DATE           1 YEAR          5 YEAR          10 YEAR           OF FUND
------------------------------- ---------------- -------------- --------------- ---------------- ------------------
American Opportunities              11/8/94         53.26%          31.18%            N/A             30.28%
------------------------------- ---------------- -------------- --------------- ---------------- ------------------
Balanced Growth                     11/8/94          1.82%          12.39%            N/A             12.09%
------------------------------- ---------------- -------------- --------------- ---------------- ------------------
Developing Growth                   11/8/94         89.38%          30.31%            N/A             29.66%
------------------------------- ---------------- -------------- --------------- ---------------- ------------------
Diversified Income                  11/8/94         -3.44%           3.64%             N/A              3.64%
------------------------------- ---------------- -------------- --------------- ---------------- ------------------
Dividend Growth                     11/8/94         -1.18%          19.50%            N/A             18.82%
------------------------------- ---------------- -------------- --------------- ---------------- ------------------
Emerging Markets                    11/8/94         80.54%           7.28%             N/A              7.14%
------------------------------- ---------------- -------------- --------------- ---------------- ------------------
Global Equity                       11/8/94         31.95%          14.39%            N/A             13.83%
------------------------------- ---------------- -------------- --------------- ---------------- ------------------
Growth                              11/8/94         36.83%          20.09%            N/A             19.56%
------------------------------- ---------------- -------------- --------------- ---------------- ------------------
Mid-Cap Equity                      1/21/97         89.23%           N/A              N/A             31.59%
------------------------------- ---------------- -------------- --------------- ---------------- ------------------
Money Market                        11/8/94          3.06%           3.54%            N/A              3.54%
------------------------------- ---------------- -------------- --------------- ---------------- ------------------
North American Government
Securities                          11/8/94          1.70%           3.15%            N/A              3.13%
------------------------------- ---------------- -------------- --------------- ---------------- ------------------
Utilities                           11/8/94         41.36%          23.22%            N/A             22.58%
------------------------------- ---------------- -------------- --------------- ---------------- ------------------
Value-Added Market                  11/8/94         10.31%          16.95%            N/A             16.20%
------------------------------- ---------------- -------------- --------------- ---------------- ------------------
Active International                9/20/99           N/A            N/A              N/A             17.10%
Allocation
------------------------------- ---------------- -------------- --------------- ---------------- ------------------
Emerging Markets Debt               6/16/97         27.28%           N/A              N/A             -4.25%
------------------------------- ---------------- -------------- --------------- ---------------- ------------------
Emerging Markets Equity             10/1/96         92.48%           N/A              N/A             10.41%
------------------------------- ---------------- -------------- --------------- ---------------- ------------------
Fixed Income                        1/2/97          -3.24%           N/A              N/A              3.57%
------------------------------- ---------------- -------------- --------------- ---------------- ------------------
High Yield                          1/2/97           5.35%           N/A              N/A              6.70%
------------------------------- ---------------- -------------- --------------- ---------------- ------------------
Mid-Cap Value                       1/2/97          18.15%           N/A              N/A             23.20%
------------------------------- ---------------- -------------- --------------- ---------------- ------------------
Enterprise                          4/6/86          23.79%          26.47%          15.66%              N/A
------------------------------- ---------------- -------------- --------------- ---------------- ------------------
Strategic Stock                     11/3/97         -2.10%           N/A              N/A              6.58%
------------------------------- ---------------- -------------- --------------- ---------------- ------------------


Performance figures above do not reflect any deductions for any optional charges. Performance would have been lower had any optional death benefits been available and been chosen.


                             PERFORMANCE COMPARISONS

YIELD AND TOTAL RETURN. Each Sub-Account may from time to time include its total return in advertisements or in information furnished to present or prospective shareholders. Each Sub-Account may from time to time include its yield and total return in advertisements or information furnished to present or prospective shareholders. Each

Sub-Account may from time to time include in advertisements its total return (and yield in the case of certain Sub-Accounts) the ranking of those performance figures relative to such figures for groups of other annuities analyzed by Lipper Analytical Services and Morningstar, Inc. as having the same investment objectives.

The total return and yield may also be used to compare the performance of the Sub-Accounts against certain widely acknowledged outside standards or indices for stock and bond market performance. The Standard & Poor's Composite Index of 500 Stocks (the "S&P 500") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the New York Stock Exchange, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included. The 500 companies represented include about 400 industrial, 60 transportation and 40 financial services concerns. The S&P 500 represents about 80% of the market value of all issues traded on the New York Stock Exchange.

The NASDAQ-OTC Composite Price Index (The "NASDAQ Index") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of approximately 3,500 stocks relative to the base measure of 100.00 on February 5, 1971. The NASDAQ Index is composed entirely of common stocks of companies traded over-the-counter and often through the National Association of Securities Dealers Automated Quotations ("NASDAQ") system. Only those over-the-counter stocks having only one market maker or traded on exchanges are excluded.

The Morgan Stanley Capital International EAFE Index (the "EAFE Index") is an unmanaged index, which includes over 1,000 companies representing the stock markets of Europe, Australia, New Zealand, and the Far East. The EAFE Index is weighted by market capitalization, and therefore, it has a heavy representation in countries with large stock markets, such as Japan.

The Shearson Lehman Government Bond Index (the "SL Government Index") is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. Government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. Government. Mortgage-backed securities, flower bonds and foreign targeted issues are not included in the SL Government Index.

The Shearson Lehman Government/Corporate Bond Index (the "SL Government/Corporate Index") is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1.3 trillion. To be included in the SL Government/Corporate Index, an issue must have amounts outstanding in excess of $1 million, have at least one year to maturity and be rated "Baa" or higher ("investment grade") by a nationally recognized rating agency.

The Composite Index for Hartford Advisers HLS Fund is comprised of the S&P 500 (55%), the Lehman Government/Corporate Bond Index (35%), both mentioned above, and 90 Day U.S. Treasury Bills (10%).

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------
TO HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT THREE AND TO THE OWNERS OF UNITS OF INTEREST THEREIN:

We have audited the accompanying statements of assets and liabilities of Hartford Life Insurance Company Separate Account Three (Money Market, North American Government Securities, Balanced Growth, Utilities, Dividend Growth, Value-Added Market, Growth, American Opportunities, Global Equity, Developing Growth, Emerging Markets, Diversified Income, Mid-Cap Equity, Strategic Stock, Enterprise, High Yield, Mid-Cap Value, Emerging Markets Debt, Emerging Markets Equity, Active International Allocation, and Fixed Income sub-accounts), (collectively, the Account) as of December 31, 1999, and the related statements of operations and the statements of changes in net assets for the periods presented. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1999, and the results of its operations and the changes in its net assets for the periods presented in conformity with generally accepted accounting principles.

Hartford, Connecticut
February 17, 2000                                            ARTHUR ANDERSEN LLP

------------------------------------ SA-1 -------------------------------------

SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES
DECEMBER 31, 1999

                                                           NORTH AMERICAN
                                               MONEY         GOVERNMENT
                                              MARKET         SECURITIES
                                            SUB-ACCOUNT     SUB-ACCOUNT
                                            -----------    --------------
ASSETS:
  Investments in the Morgan Stanley Dean
   Witter Select Dimensions Investment
   Series:
    Money Market Portfolio
      Shares 10,834,994
      Cost $10,834,994
      Market Value......................    $10,834,994        --
    North American Government Securities
     Portfolio
      Shares 86,378
      Cost $872,727
      Market Value......................        --            $866,373
    Balanced Growth Portfolio
      Shares 1,015,741
      Cost $14,863,445
      Market Value......................        --             --
    Utilities Portfolio
      Shares 462,270
      Cost $7,714,454
      Market Value......................        --             --
    Dividend Growth Portfolio
      Shares 3,918,333
      Cost $71,722,742
      Market Value......................        --             --
    Value-Added Market Portfolio
      Shares 1,381,279
      Cost $21,243,860
      Market Value......................        --             --
    Growth Portfolio
      Shares 699,117
      Cost $12,317,177
      Market Value......................        --             --
    American Opportunities Portfolio
      Shares 2,469,114
      Cost $49,283,138
      Market Value......................        --             --
    Global Equity Portfolio
      Shares 1,066,162
      Cost $13,446,082
      Market Value......................        --             --
  Due from Hartford Life Insurance
   Company..............................       194,186         --
  Receivable for fund shares sold.......        --                  33
                                            -----------       --------
  Total Assets..........................    11,029,180         866,406
                                            -----------       --------
LIABILITIES:
  Due to Hartford Life Insurance
   Company..............................        --               9,272
  Payable for fund shares purchased.....        --             --
                                            -----------       --------
  Total Liabilities.....................        --               9,272
                                            -----------       --------
  Net Assets (variable annuity contract
   liabilities).........................    $11,029,180       $857,134
                                            ===========       ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

------------------------------------ SA-2 -------------------------------------

                                          BALANCED                    DIVIDEND     VALUE-ADDED                   AMERICAN
                                           GROWTH       UTILITIES      GROWTH        MARKET        GROWTH      OPPORTUNITIES
                                         SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                                         -----------   -----------   -----------   -----------   -----------   -------------
ASSETS:
  Investments in the Morgan Stanley Dean
   Witter Select Dimensions Investment
   Series:
    Money Market Portfolio
      Shares 10,834,994
      Cost $10,834,994
      Market Value......................     --            --            --            --            --             --
    North American Government Securities
     Portfolio
      Shares 86,378
      Cost $872,727
      Market Value......................     --            --            --            --            --             --
    Balanced Growth Portfolio
      Shares 1,015,741
      Cost $14,863,445
      Market Value...................... $14,860,285       --            --            --            --             --
    Utilities Portfolio
      Shares 462,270
      Cost $7,714,454
      Market Value......................     --        $12,134,575       --            --            --             --
    Dividend Growth Portfolio
      Shares 3,918,333
      Cost $71,722,742
      Market Value......................     --            --        $78,053,202       --            --             --
    Value-Added Market Portfolio
      Shares 1,381,279
      Cost $21,243,860
      Market Value......................     --            --            --        $28,371,479       --             --
    Growth Portfolio
      Shares 699,117
      Cost $12,317,177
      Market Value......................     --            --            --            --        $16,268,448        --
    American Opportunities Portfolio
      Shares 2,469,114
      Cost $49,283,138
      Market Value......................     --            --            --            --            --         $80,493,126
    Global Equity Portfolio
      Shares 1,066,162
      Cost $13,446,082
      Market Value......................     --            --            --            --            --             --
  Due from Hartford Life Insurance
   Company..............................      1,289        34,817       215,046        34,589        35,476          79,433
  Receivable for fund shares sold.......     --            --            --            --            --             --
                                         -----------   -----------   -----------   -----------   -----------    -----------
  Total Assets.......................... 14,861,574    12,169,392    78,268,248    28,406,068    16,303,924      80,572,559
                                         -----------   -----------   -----------   -----------   -----------    -----------
LIABILITIES:
  Due to Hartford Life Insurance
   Company..............................     --            --            --            --            --             --
  Payable for fund shares purchased.....      1,720        16,639        33,617        22,518        35,758          77,291
                                         -----------   -----------   -----------   -----------   -----------    -----------
  Total Liabilities.....................      1,720        16,639        33,617        22,518        35,758          77,291
                                         -----------   -----------   -----------   -----------   -----------    -----------
  Net Assets (variable annuity contract
   liabilities)......................... $14,859,854   $12,152,753   $78,234,631   $28,383,550   $16,268,166    $80,495,268
                                         ===========   ===========   ===========   ===========   ===========    ===========

                                            GLOBAL
                                            EQUITY
                                          SUB-ACCOUNT
                                          -----------
ASSETS:
  Investments in the Morgan Stanley Dean
   Witter Select Dimensions Investment
   Series:
    Money Market Portfolio
      Shares 10,834,994
      Cost $10,834,994
      Market Value......................      --
    North American Government Securities
     Portfolio
      Shares 86,378
      Cost $872,727
      Market Value......................      --
    Balanced Growth Portfolio
      Shares 1,015,741
      Cost $14,863,445
      Market Value......................      --
    Utilities Portfolio
      Shares 462,270
      Cost $7,714,454
      Market Value......................      --
    Dividend Growth Portfolio
      Shares 3,918,333
      Cost $71,722,742
      Market Value......................      --
    Value-Added Market Portfolio
      Shares 1,381,279
      Cost $21,243,860
      Market Value......................      --
    Growth Portfolio
      Shares 699,117
      Cost $12,317,177
      Market Value......................      --
    American Opportunities Portfolio
      Shares 2,469,114
      Cost $49,283,138
      Market Value......................      --
    Global Equity Portfolio
      Shares 1,066,162
      Cost $13,446,082
      Market Value......................  $20,928,768
  Due from Hartford Life Insurance
   Company..............................        7,900
  Receivable for fund shares sold.......      --
                                          -----------
  Total Assets..........................   20,936,668
                                          -----------
LIABILITIES:
  Due to Hartford Life Insurance
   Company..............................      --
  Payable for fund shares purchased.....        7,096
                                          -----------
  Total Liabilities.....................        7,096
                                          -----------
  Net Assets (variable annuity contract
   liabilities).........................  $20,929,572
                                          ===========

------------------------------------ SA-3 -------------------------------------

SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
DECEMBER 31, 1999

                                            DEVELOPING      EMERGING      DIVERSIFIED      MID-CAP
                                              GROWTH         MARKETS        INCOME         EQUITY
                                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                            -----------    -----------    -----------    -----------
ASSETS:
  Investments in the Morgan Stanley Dean
   Witter Select Dimensions Investment
   Series:
    Developing Growth Portfolio
      Shares 334,662
      Cost $5,730,184
      Market Value......................    $13,399,857        --             --             --
    Emerging Markets Portfolio
      Shares 125,354
      Cost $1,330,305
      Market Value......................        --         $1,816,378         --             --
    Diversified Income Portfolio
      Shares 884,227
      Cost $8,985,666
      Market Value......................        --             --         $7,922,677         --
    Mid-Cap Equity Portfolio
      Shares 652,739
      Cost $9,835,592
      Market Value......................        --             --             --         $14,791,067
  Investments in Van Kampen Life
   Investment Trust:
    Strategic Stock Portfolio
      Shares 104,284
      Cost $1,227,614
      Market Value......................        --             --             --             --
    Enterprise Portfolio
      Shares 81,999
      Cost $1,835,396
      Market Value......................        --             --             --             --
  Investments in the Morgan Stanley Dean
   Witter Universal Funds Inc.:
    High Yield Portfolio
      Shares 95,293
      Cost $1,019,591
      Market Value......................        --             --             --             --
    Mid-Cap Value Portfolio
      Shares 52,228
      Cost $750,722
      Market Value......................        --             --             --             --
    Emerging Markets Debt Portfolio
      Shares 10,771
      Cost $76,489
      Market Value......................        --             --             --             --
    Emerging Markets Equity Portfolio
      Shares 8,105
      Cost $88,782
      Market Value......................        --             --             --             --
    Active International Allocation
     Portfolio
      Shares 1,199
      Cost $12,998
      Market Value......................        --             --             --             --
    Fixed Income Portfolio
      Shares 4,701
      Cost $48,709
      Market Value......................        --             --             --             --
  Due from Hartford Life Insurance
   Company..............................         4,632         --             19,088          51,285
  Receivable for fund shares sold.......        --                 70         --             --
                                            -----------    ----------     ----------     -----------
  Total Assets..........................    13,404,489      1,816,448      7,941,765      14,842,352
                                            -----------    ----------     ----------     -----------
LIABILITIES:
  Due to Hartford Life Insurance
   Company..............................        --                552         --             --
  Payable for fund shares purchased.....         4,202         --             18,693          51,095
                                            -----------    ----------     ----------     -----------
  Total Liabilities.....................         4,202            552         18,693          51,095
                                            -----------    ----------     ----------     -----------
  Net Assets (variable annuity contract
   liabilities).........................    $13,400,287    $1,815,896     $7,923,072     $14,791,257
                                            ===========    ==========     ==========     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

------------------------------------ SA-4 -------------------------------------

                                                                                                                     EMERGING
                                                                                         MID-CAP       EMERGING       MARKETS
                                         STRATEGIC STOCK   ENTERPRISE    HIGH YIELD       VALUE      MARKETS DEBT     EQUITY
                                           SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                                         ---------------   -----------   -----------   -----------   ------------   -----------
ASSETS:
  Investments in the Morgan Stanley Dean
   Witter Select Dimensions Investment
   Series:
    Developing Growth Portfolio
      Shares 334,662
      Cost $5,730,184
      Market Value......................      --               --           --            --             --            --
    Emerging Markets Portfolio
      Shares 125,354
      Cost $1,330,305
      Market Value......................      --               --           --            --             --            --
    Diversified Income Portfolio
      Shares 884,227
      Cost $8,985,666
      Market Value......................      --               --           --            --             --            --
    Mid-Cap Equity Portfolio
      Shares 652,739
      Cost $9,835,592
      Market Value......................      --               --           --            --             --            --
  Investments in Van Kampen Life
   Investment Trust:
    Strategic Stock Portfolio
      Shares 104,284
      Cost $1,227,614
      Market Value......................   $1,223,252          --           --            --             --            --
    Enterprise Portfolio
      Shares 81,999
      Cost $1,835,396
      Market Value......................      --           $2,141,007       --            --             --            --
  Investments in the Morgan Stanley Dean
   Witter Universal Funds Inc.:
    High Yield Portfolio
      Shares 95,293
      Cost $1,019,591
      Market Value......................      --               --         $975,803        --             --            --
    Mid-Cap Value Portfolio
      Shares 52,228
      Cost $750,722
      Market Value......................      --               --           --          $815,807         --            --
    Emerging Markets Debt Portfolio
      Shares 10,771
      Cost $76,489
      Market Value......................      --               --           --            --            $74,425        --
    Emerging Markets Equity Portfolio
      Shares 8,105
      Cost $88,782
      Market Value......................      --               --           --            --             --          $112,198
    Active International Allocation
     Portfolio
      Shares 1,199
      Cost $12,998
      Market Value......................      --               --           --            --             --            --
    Fixed Income Portfolio
      Shares 4,701
      Cost $48,709
      Market Value......................      --               --           --            --             --            --
  Due from Hartford Life Insurance
   Company..............................        2,302          16,865       --             2,509         --             4,989
  Receivable for fund shares sold.......      --               --           --            --             --            --
                                           ----------      ----------     --------      --------        -------      --------
  Total Assets..........................    1,225,554       2,157,872      975,803       818,316         74,425       117,187
                                           ----------      ----------     --------      --------        -------      --------
LIABILITIES:
  Due to Hartford Life Insurance
   Company..............................      --               --               38        --                 12        --
  Payable for fund shares purchased.....        2,300          16,864       --             2,512         --             4,994
                                           ----------      ----------     --------      --------        -------      --------
  Total Liabilities.....................        2,300          16,864           38         2,512             12         4,994
                                           ----------      ----------     --------      --------        -------      --------
  Net Assets (variable annuity contract
   liabilities).........................   $1,223,254      $2,141,008     $975,765      $815,804        $74,413      $112,193
                                           ==========      ==========     ========      ========        =======      ========

                                             ACTIVE
                                          INTERNATIONAL      FIXED
                                           ALLOCATION       INCOME
                                           SUB-ACCOUNT    SUB-ACCOUNT
                                          -------------   -----------
ASSETS:
  Investments in the Morgan Stanley Dean
   Witter Select Dimensions Investment
   Series:
    Developing Growth Portfolio
      Shares 334,662
      Cost $5,730,184
      Market Value......................      --             --
    Emerging Markets Portfolio
      Shares 125,354
      Cost $1,330,305
      Market Value......................      --             --
    Diversified Income Portfolio
      Shares 884,227
      Cost $8,985,666
      Market Value......................      --             --
    Mid-Cap Equity Portfolio
      Shares 652,739
      Cost $9,835,592
      Market Value......................      --             --
  Investments in Van Kampen Life
   Investment Trust:
    Strategic Stock Portfolio
      Shares 104,284
      Cost $1,227,614
      Market Value......................      --             --
    Enterprise Portfolio
      Shares 81,999
      Cost $1,835,396
      Market Value......................      --             --
  Investments in the Morgan Stanley Dean
   Witter Universal Funds Inc.:
    High Yield Portfolio
      Shares 95,293
      Cost $1,019,591
      Market Value......................      --             --
    Mid-Cap Value Portfolio
      Shares 52,228
      Cost $750,722
      Market Value......................      --             --
    Emerging Markets Debt Portfolio
      Shares 10,771
      Cost $76,489
      Market Value......................      --             --
    Emerging Markets Equity Portfolio
      Shares 8,105
      Cost $88,782
      Market Value......................      --             --
    Active International Allocation
     Portfolio
      Shares 1,199
      Cost $12,998
      Market Value......................     $14,062         --
    Fixed Income Portfolio
      Shares 4,701
      Cost $48,709
      Market Value......................      --            $47,245
  Due from Hartford Life Insurance
   Company..............................      --             19,003
  Receivable for fund shares sold.......      --             --
                                             -------        -------
  Total Assets..........................      14,062         66,248
                                             -------        -------
LIABILITIES:
  Due to Hartford Life Insurance
   Company..............................           2         --
  Payable for fund shares purchased.....      --             19,003
                                             -------        -------
  Total Liabilities.....................           2         19,003
                                             -------        -------
  Net Assets (variable annuity contract
   liabilities).........................     $14,060        $47,245
                                             =======        =======

------------------------------------ SA-5 -------------------------------------

SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
 STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
DECEMBER 31, 1999

                                        UNITS
                                       OWNED BY       UNIT       CONTRACT
                                     PARTICIPANTS    PRICE      LIABILITY
                                     ------------  ----------  ------------

DEFERRED ANNUITY CONTRACTS IN THE
 ACCUMULATION PERIOD:
  Money Market Portfolio 1.25%.....      898,360   $12.117281  $ 10,885,676
  Money Market Portfolio 1.4%......          844    12.105339        10,216
  Money Market Portfolio 1.5%......       12,768    10.439293       133,288
  North American Government
   Securities Portfolio 1.25%......       71,360    11.870066       847,053
  North American Government
   Securities Portfolio 1.4%.......          850    11.858359        10,081
  Balanced Growth Portfolio
   1.25%...........................      813,545    18.230000    14,830,927
  Balanced Growth Portfolio 1.4%...          512    18.211833         9,333
  Balanced Growth Portfolio 1.5%...        1,781    10.999656        19,594
  Utilities Portfolio 1.25%........      420,088    28.898536    12,139,931
  Utilities Portfolio 1.4%.........          444    28.869918        12,822
  Dividend Growth Portfolio
   1.25%...........................    3,173,799    24.630777    78,173,127
  Dividend Growth Portfolio 1.5%...        5,721    10.750975        61,504
  Value-Added Market Portfolio
   1.25%...........................    1,282,502    21.944514    28,143,875
  Value-Added Market Portfolio
   1.5%............................          442    11.871109         5,249
  Growth Portfolio 1.25%...........      638,375    25.416166    16,225,039
  Growth Portfolio 1.4%............          492    25.390936        12,486
  Growth Portfolio 1.5%............        2,068    14.820183        30,641
  American Opportunities Portfolio
   1.25%...........................    2,034,217    39.531891    80,416,445
  American Opportunities Portfolio
   1.5%............................        4,609    17.103552        78,823
  Global Equity Portfolio 1.25%....    1,056,399    19.732589    20,845,479
  Global Equity Portfolio 1.4%.....          618    19.713070        12,185
  Global Equity Portfolio 1.5%.....        5,203    13.820388        71,908
  Developing Growth Portfolio
   1.25%...........................      345,453    38.573629    13,325,390
  Developing Growth Portfolio
   1.4%............................          454    38.535362        17,499
  Developing Growth Portfolio
   1.5%............................        2,790    20.576241        57,398
  Emerging Markets Portfolio
   1.25%...........................      124,693    14.444234     1,801,096
  Emerging Markets Portfolio
   1.4%............................        1,026    14.429938        14,800
  Diversified Income Portfolio
   1.25%...........................      645,224    12.174809     7,855,479
  Diversified Income Portfolio
   1.4%............................          799    12.162658         9,721
  Diversified Income Portfolio
   1.5%............................        6,006    9.6353060        57,872
  Mid-Cap Equity Portfolio 1.25%...      654,210    22.567847    14,764,106
  Mid-Cap Equity Portfolio 1.4%....          747    22.545394        16,834
  Mid-Cap Equity Portfolio 1.5%....          520    19.825174        10,317
  Strategic Stock Portfolio
   1.25%...........................      120,348    10.093336     1,214,717
  Strategic Stock Portfolio 1.4%...          847    10.083303         8,537
  Enterprise Portfolio 1.25%.......      161,076    13.219240     2,129,303
  Enterprise Portfolio 1.4%........          886    13.206158        11,705
  High Yield Portfolio 1.25%.......       89,967    10.554381       949,541
  High Yield Portfolio 1.4%........          951    10.543954        10,029
  High Yield Portfolio 1.5%........        1,538    10.531861        16,195
  Mid-Cap Value Portfolio 1.25%....       67,052    11.977275       803,096
  Mid-Cap Value Portfolio 1.4%.....          935    11.965487        11,191
  Mid-Cap Value Portfolio 1.5%.....          115    13.235353         1,517
  Emerging Markets Debt Portfolio
   1.25%...........................        7,335     8.615091        63,188
  Emerging Markets Debt Portfolio
   1.4%............................        1,304     8.606516        11,225
  Emerging Markets Equity Portfolio
   1.25%...........................        7,681    14.353528       110,254
  Emerging Markets Equity Portfolio
   1.4%............................          100    14.346777         1,435

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

------------------------------------ SA-6 -------------------------------------

                                        UNITS
                                       OWNED BY       UNIT       CONTRACT
                                     PARTICIPANTS    PRICE      LIABILITY
                                     ------------  ----------  ------------
  Emerging Markets Equity Portfolio
   1.5%............................           35   $14.342270  $        504
  Active International Allocation
   Portfolio 1.25%.................        1,100    11.718265        12,889
  Active International Allocation
   Portfolio 1.4%..................          100    11.713372         1,171
  Fixed Income Portfolio 1.25%.....        4,594    10.065310        46,239
  Fixed Income Portfolio 1.4%......          100    10.060554         1,006
                                                               ------------
  SUB-TOTAL........................                             306,309,936
                                                               ------------

ANNUITY CONTRACTS IN THE ANNUITY
 PERIOD:
  Value Added Market Portfolio.....       10,683    21.944514       234,426
                                                               ------------
  SUB-TOTAL........................                                 234,426
                                                               ------------
GRAND TOTAL:.......................                            $306,544,362
                                                               ============

------------------------------------ SA-7 -------------------------------------

SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1999

                                         NORTH AMERICAN
                                           GOVERNMENT
                           MONEY MARKET    SECURITIES
                           SUB-ACCOUNT    SUB-ACCOUNT
                           ------------  --------------
INVESTMENT INCOME:
  Dividends..............   $ 453,480       $ 37,573
EXPENSES:
  Mortality and expense
   undertakings..........    (121,885)       (10,397)
                            ---------       --------
    Net investment income
     (loss)..............     331,595         27,176
                            ---------       --------
CAPITAL GAINS INCOME.....      --            --
                            ---------       --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      --                 10
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      --             (9,535)
                            ---------       --------
    Net gain (loss) on
     investments.........      --             (9,525)
                            ---------       --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $ 331,595       $ 17,651
                            =========       ========

  *  Formerly American Value Sub-Account; change effective May 1, 1999.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

------------------------------------ SA-8 -------------------------------------

                             BALANCED                   DIVIDEND    VALUE-ADDED                 AMERICAN       GLOBAL
                              GROWTH       UTILITIES     GROWTH       MARKET       GROWTH     OPPORTUNITIES    EQUITY
                            SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT*   SUB-ACCOUNT
                           -------------  -----------  -----------  -----------  -----------  -------------  -----------
INVESTMENT INCOME:
  Dividends..............   $   422,153   $  130,397   $ 1,535,011  $  303,667   $      409    $   167,998   $   61,943
EXPENSES:
  Mortality and expense
   undertakings..........      (173,579)    (102,674)   (1,046,636)   (345,779)    (115,581)      (651,253)    (210,399)
                            -----------   ----------   -----------  ----------   ----------    -----------   ----------
    Net investment income
     (loss)..............       248,574       27,723       488,375     (42,112)    (115,172)      (483,255)    (148,456)
                            -----------   ----------   -----------  ----------   ----------    -----------   ----------
CAPITAL GAINS INCOME.....     1,553,466       56,259     7,395,476     977,166      672,780      4,737,700       --
                            -----------   ----------   -----------  ----------   ----------    -----------   ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        (3,262)       5,342      (480,235)    147,338       14,773         50,287       56,665
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (1,541,041)   3,157,171    (8,423,738)  1,690,184    2,912,991     21,722,063    5,133,613
                            -----------   ----------   -----------  ----------   ----------    -----------   ----------
    Net gain (loss) on
     investments.........    (1,544,303)   3,162,513    (8,903,973)  1,837,522    2,927,764     21,772,350    5,190,278
                            -----------   ----------   -----------  ----------   ----------    -----------   ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $   257,737   $3,246,495   $(1,020,122) $2,772,576   $3,485,372    $26,026,795   $5,041,822
                            ===========   ==========   ===========  ==========   ==========    ===========   ==========

  *  Formerly American Value Sub-Account; change effective May 1, 1999.

------------------------------------ SA-9 -------------------------------------

SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1999

                           DEVELOPING    EMERGING    DIVERSIFIED      MID-CAP
                             GROWTH       MARKETS       INCOME         EQUITY
                           SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT***
                           -----------  -----------  ------------  --------------
INVESTMENT INCOME:
  Dividends..............  $    4,411    $  2,473    $   845,355     $   18,309
EXPENSES:
  Mortality and expense
   undertakings..........    (100,942)    (16,864)      (123,142)       (57,238)
                           ----------    --------    -----------     ----------
    Net investment (loss)
     income..............     (96,531)    (14,391)       722,213        (38,929)
                           ----------    --------    -----------     ----------
CAPITAL GAINS INCOME.....      --          --            --             --
                           ----------    --------    -----------     ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      62,233     (21,948)      (307,806)        38,623
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   6,141,966     877,750       (731,936)     4,731,989
                           ----------    --------    -----------     ----------
    Net gain (loss) on
     investments.........   6,204,199     855,802     (1,039,742)     4,770,612
                           ----------    --------    -----------     ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $6,107,668    $841,411    $  (317,529)    $4,731,683
                           ==========    ========    ===========     ==========

  *  From inception, September 7, 1999, to December 31, 1999.
 **  From inception, September 20, 1999, to December 31, 1999.
***  Formerly Mid-Cap Growth Sub-Account; change effective September 8, 1999.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

------------------------------------ SA-10 -------------------------------------

                                                                                                                      ACTIVE
                                                                        MID-CAP      EMERGING    EMERGING MARKETS  INTERNATIONAL
                           STRATEGIC STOCK  ENTERPRISE   HIGH YIELD      VALUE     MARKETS DEBT       EQUITY        ALLOCATION
                             SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT     SUB-ACCOUNT*    SUB-ACCOUNT**
                           ---------------  -----------  -----------  -----------  ------------  ----------------  -------------
INVESTMENT INCOME:
  Dividends..............     $  7,539       $  1,033     $ 72,135     $  1,154      $ 7,432         $--              $   32
EXPENSES:
  Mortality and expense
   undertakings..........      (11,779)       (10,732)      (8,761)      (7,134)        (494)           (197)            (20)
                              --------       --------     --------     --------      -------         -------          ------
    Net investment (loss)
     income..............       (4,240)        (9,699)      63,374       (5,980)       6,938            (197)             12
                              --------       --------     --------     --------      -------         -------          ------
CAPITAL GAINS INCOME.....        1,974         24,329       --           90,470       --             --               --
                              --------       --------     --------     --------      -------         -------          ------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        4,505          1,734          514        1,429          710               1          --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (42,314)       296,782      (28,866)      34,523        2,962          23,416           1,064
                              --------       --------     --------     --------      -------         -------          ------
    Net gain (loss) on
     investments.........      (37,809)       298,516      (28,352)      35,952        3,672          23,417           1,064
                              --------       --------     --------     --------      -------         -------          ------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $(40,075)      $313,146     $ 35,022     $120,442      $10,610         $23,220          $1,076
                              ========       ========     ========     ========      =======         =======          ======


                           FIXED INCOME
                           SUB-ACCOUNT*
                           ------------
INVESTMENT INCOME:
  Dividends..............    $ 1,263
EXPENSES:
  Mortality and expense
   undertakings..........        (39)
                             -------
    Net investment (loss)
     income..............      1,224
                             -------
CAPITAL GAINS INCOME.....     --
                             -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (1,464)
                             -------
    Net gain (loss) on
     investments.........     (1,464)
                             -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $  (240)
                             =======

  *  From inception, September 7, 1999, to December 31, 1999.
 **  From inception, September 20, 1999, to December 31, 1999.
***  Formerly Mid-Cap Growth Sub-Account; change effective September 8, 1999.

------------------------------------ SA-11 -------------------------------------

SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999

                                        NORTH AMERICAN
                              MONEY       GOVERNMENT
                             MARKET       SECURITIES
                           SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  --------------
OPERATIONS:
  Net investment income
   (loss)................  $   331,595     $ 27,176
  Capital gains income...      --           --
  Net realized gain
   (loss) on security
   transactions..........      --                10
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      --            (9,535)
                           -----------     --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      331,595       17,651
                           -----------     --------
UNIT TRANSACTIONS:
  Purchases..............      961,634      118,516
  Net transfers..........    2,133,467      (88,334)
  Surrenders for benefit
   payments and fees.....   (2,078,551)     (33,876)
  Net annuity
   transactions..........      --           --
                           -----------     --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    1,016,550       (3,694)
                           -----------     --------
  Total increase
   (decrease) in net
   assets................    1,348,145       13,957
NET ASSETS:
  Beginning of period....    9,681,035      843,177
                           -----------     --------
  End of period..........  $11,029,180     $857,134
                           ===========     ========

  *  Formerly American Value Sub-Account; change effective May 1, 1999.

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998

                                        NORTH AMERICAN
                              MONEY       GOVERNMENT
                             MARKET       SECURITIES
                           SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  --------------
OPERATIONS:
  Net investment income
   (loss)................  $   284,732     $ 16,349
  Capital gains income...      --           --
  Net realized gain
   (loss) on security
   transactions..........      --               (53)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      --            (1,035)
                           -----------     --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      284,732       15,261
                           -----------     --------
UNIT TRANSACTIONS:
  Purchases..............    2,269,367      193,291
  Net transfers..........     (103,876)     228,171
  Surrenders for benefit
   payments and fees.....   (1,077,714)      (4,597)
  Net annuity
   transactions..........      --           --
                           -----------     --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    1,087,777      416,865
                           -----------     --------
  Total increase
   (decrease) in net
   assets................    1,372,509      432,126
NET ASSETS:
  Beginning of period....    8,308,526      411,051
                           -----------     --------
  End of period..........  $ 9,681,035     $843,177
                           ===========     ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

------------------------------------ SA-12 -------------------------------------

                             BALANCED                      DIVIDEND      VALUE-ADDED                    AMERICAN       GLOBAL
                              GROWTH        UTILITIES       GROWTH         MARKET         GROWTH      OPPORTUNITIES    EQUITY
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT*   SUB-ACCOUNT
                           -------------  -------------  -------------  -------------  -------------  -------------  -----------
OPERATIONS:
  Net investment income
   (loss)................   $   248,574    $    27,723    $   488,375    $   (42,112)   $  (115,172)   $  (483,255)  $  (148,456)
  Capital gains income...     1,553,466         56,259      7,395,476        977,166        672,780      4,737,700       --
  Net realized gain
   (loss) on security
   transactions..........        (3,262)         5,342       (480,235)       147,338         14,773         50,287        56,665
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (1,541,041)     3,157,171     (8,423,738)     1,690,184      2,912,991     21,722,063     5,133,613
                            -----------    -----------    -----------    -----------    -----------    -----------   -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       257,737      3,246,495     (1,020,122)     2,772,576      3,485,372     26,026,795     5,041,822
                            -----------    -----------    -----------    -----------    -----------    -----------   -----------
UNIT TRANSACTIONS:
  Purchases..............     1,091,899        952,747      6,247,531      1,214,225      1,471,933      6,686,946       906,595
  Net transfers..........     1,937,530      2,307,769       (843,289)    (1,516,592)     6,172,061     12,687,722       125,377
  Surrenders for benefit
   payments and fees.....    (1,044,321)      (497,161)    (4,356,589)    (1,148,148)      (432,263)    (2,669,417)     (929,440)
  Net annuity
   transactions..........       --             --             --             (85,175)       --             --            --
                            -----------    -----------    -----------    -----------    -----------    -----------   -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     1,985,108      2,763,355      1,047,653     (1,535,690)     7,211,731     16,705,251       102,532
                            -----------    -----------    -----------    -----------    -----------    -----------   -----------
  Total increase
   (decrease) in net
   assets................     2,242,845      6,009,850         27,531      1,236,886     10,697,103     42,732,046     5,144,354
NET ASSETS:
  Beginning of period....    12,617,009      6,142,903     78,207,100     27,146,664      5,571,063     37,763,222    15,785,218
                            -----------    -----------    -----------    -----------    -----------    -----------   -----------
  End of period..........   $14,859,854    $12,152,753    $78,234,631    $28,383,550    $16,268,166    $80,495,268   $20,929,572
                            ===========    ===========    ===========    ===========    ===========    ===========   ===========

  *  Formerly American Value Sub-Account; change effective May 1, 1999.

                             BALANCED                      DIVIDEND      VALUE-ADDED                    AMERICAN       GLOBAL
                              GROWTH        UTILITIES       GROWTH         MARKET         GROWTH      OPPORTUNITIES    EQUITY
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT*   SUB-ACCOUNT
                           -------------  -------------  -------------  -------------  -------------  -------------  -----------
OPERATIONS:
  Net investment income
   (loss)................   $   122,516    $    27,361    $   302,194    $   (50,454)   $   (61,332)   $  (197,687)  $   (13,504)
  Capital gains income...       182,182         40,060      2,757,300        348,777        117,693      2,346,274        51,144
  Net realized gain
   (loss) on security
   transactions..........          (246)         2,661        (39,000)         1,753           (176)       (25,094)      (35,419)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       757,197        764,558      7,466,831      2,080,349        465,996      5,191,767     1,627,845
                            -----------    -----------    -----------    -----------    -----------    -----------   -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     1,061,649        834,640     10,487,325      2,380,425        522,181      7,315,260     1,630,066
                            -----------    -----------    -----------    -----------    -----------    -----------   -----------
UNIT TRANSACTIONS:
  Purchases..............     2,390,416      1,685,047      9,969,087      3,221,008        853,950      6,155,199     1,794,138
  Net transfers..........     3,698,381      1,330,554      8,540,385      1,399,020        760,745      4,983,345       764,415
  Surrenders for benefit
   payments and fees.....      (379,911)      (179,107)    (3,044,996)      (495,307)      (123,045)    (1,080,611)     (496,235)
  Net annuity
   transactions..........       --             --             --             (79,558)       --             --            --
                            -----------    -----------    -----------    -----------    -----------    -----------   -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     5,708,886      2,836,494     15,464,476      4,045,163      1,491,650     10,057,933     2,062,318
                            -----------    -----------    -----------    -----------    -----------    -----------   -----------
  Total increase
   (decrease) in net
   assets................     6,770,535      3,671,134     25,951,801      6,425,588      2,013,831     17,373,193     3,692,384
NET ASSETS:
  Beginning of period....     5,846,474      2,471,769     52,255,299     20,721,076      3,557,232     20,390,029    12,092,834
                            -----------    -----------    -----------    -----------    -----------    -----------   -----------
  End of period..........   $12,617,009    $ 6,142,903    $78,207,100    $27,146,664    $ 5,571,063    $37,763,222   $15,785,218
                            ===========    ===========    ===========    ===========    ===========    ===========   ===========

------------------------------------ SA-13 -------------------------------------

SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1999

                                            DEVELOPING      EMERGING      DIVERSIFIED        MID-CAP
                                              GROWTH         MARKETS        INCOME           EQUITY
                                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT****
                                            -----------    -----------    -----------    ---------------
OPERATIONS:
  Net investment income (loss)..........    $   (96,531)   $  (14,391)    $   722,213      $   (38,929)
  Capital gains income..................        --             --             --              --
  Net realized gain (loss) on security
   transactions.........................         62,233       (21,948)       (307,806)          38,623
  Net unrealized appreciation
   (depreciation) of investments during
   the period...........................      6,141,966       877,750        (731,936)       4,731,989
                                            -----------    ----------     -----------      -----------
  Net increase (decrease) in net assets
   resulting from operations............      6,107,668       841,411        (317,529)       4,731,683
                                            -----------    ----------     -----------      -----------
UNIT TRANSACTIONS:
  Purchases.............................        429,979        60,700         474,843          631,223
  Net transfers.........................        297,879      (124,138)     (4,195,328)       6,606,745
  Surrenders for benefit payments and
   fees.................................       (363,226)     (127,471)       (747,492)        (307,651)
  Net annuity transactions..............        --             --             --              --
                                            -----------    ----------     -----------      -----------
  Net increase (decrease) in net assets
   resulting from unit transactions.....        364,632      (190,909)     (4,467,977)       6,930,317
                                            -----------    ----------     -----------      -----------
  Total increase (decrease) in net
   assets...............................      6,472,300       650,502      (4,785,506)      11,662,000
NET ASSETS:
  Beginning of period...................      6,927,987     1,165,394      12,708,578        3,129,257
                                            -----------    ----------     -----------      -----------
  End of period.........................    $13,400,287    $1,815,896     $ 7,923,072      $14,791,257
                                            ===========    ==========     ===========      ===========

 **  From inception, September 7, 1999, to December 31, 1999.
***  From inception, September 20, 1999, to December 31, 1999.
**** Formerly Mid-Cap Growth Sub-Account; change effective September 8, 1999.

HARTFORD LIFE INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 1998

                                             DEVELOPING       EMERGING      DIVERSIFIED         MID-CAP
                                               GROWTH         MARKETS          INCOME           EQUITY
                                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT****
                                            ------------    ------------    ------------    ---------------
OPERATIONS:
  Net investment income (loss)..........    $   (78,216)    $    (2,506)    $   598,968       $   (19,069)
  Capital gains income..................          9,991           3,882          13,039            22,379
  Net realized gain (loss) on security
   transactions.........................        (50,218)        (98,895)           (542)          (12,301)
  Net unrealized appreciation
   (depreciation) of investments during
   the period...........................        565,818        (425,945)       (374,577)           93,824
                                            -----------     -----------     -----------       -----------
  Net increase (decrease) in net assets
   resulting from operations............        447,375        (523,464)        236,888            84,833
                                            -----------     -----------     -----------       -----------
UNIT TRANSACTIONS:
  Purchases.............................        465,093         108,809       1,329,914           627,674
  Net transfers.........................       (500,337)       (289,983)      5,025,623           733,380
  Surrenders for benefit payments and
   fees.................................       (302,821)        (93,209)       (573,911)          (92,782)
  Net annuity transactions..............        --              --              --               --
                                            -----------     -----------     -----------       -----------
  Net increase (decrease) in net assets
   resulting from unit transactions.....       (338,065)       (274,383)      5,781,626         1,268,272
                                            -----------     -----------     -----------       -----------
  Total increase (decrease) in net
   assets...............................        109,310        (797,847)      6,018,514         1,353,105
NET ASSETS:
  Beginning of period...................      6,818,677       1,963,241       6,690,064         1,776,152
                                            -----------     -----------     -----------       -----------
  End of period.........................    $ 6,927,987     $ 1,165,394     $12,708,578       $ 3,129,257
                                            ===========     ===========     ===========       ===========

  *  From inception, April 1, 1998, to December 31, 1998.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

------------------------------------ SA-14 -------------------------------------

                                                                                           MID-CAP        EMERGING
                                         STRATEGIC STOCK    ENTERPRISE     HIGH YIELD       VALUE       MARKETS DEBT
                                           SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                         ---------------   ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income (loss)..........    $   (4,240)    $    (9,699)   $    63,374    $    (5,980)      $ 6,938
  Capital gains income..................         1,974          24,329        --              90,470        --
  Net realized gain (loss) on security
   transactions.........................         4,505           1,734            514          1,429           710
  Net unrealized appreciation
   (depreciation) of investments during
   the period...........................       (42,314)        296,782        (28,866)        34,523         2,962
                                            ----------     -----------    -----------    -----------       -------
  Net increase (decrease) in net assets
   resulting from operations............       (40,075)        313,146         35,022        120,442        10,610
                                            ----------     -----------    -----------    -----------       -------
UNIT TRANSACTIONS:
  Purchases.............................       254,441         757,512        134,347        127,131        30,692
  Net transfers.........................       438,182       1,024,173        414,668        201,334        23,041
  Surrenders for benefit payments and
   fees.................................      (111,302)        (30,878)       (31,559)       (41,098)       (8,683)
  Net annuity transactions..............      --               --             --             --             --
                                            ----------     -----------    -----------    -----------       -------
  Net increase (decrease) in net assets
   resulting from unit transactions.....       581,321       1,750,807        517,456        287,367        45,050
                                            ----------     -----------    -----------    -----------       -------
  Total increase (decrease) in net
   assets...............................       541,246       2,063,953        552,478        407,809        55,660
NET ASSETS:
  Beginning of period...................       682,008          77,055        423,287        407,995        18,753
                                            ----------     -----------    -----------    -----------       -------
  End of period.........................    $1,223,254     $ 2,141,008    $   975,765    $   815,804       $74,413
                                            ==========     ===========    ===========    ===========       =======

                                            EMERGING          ACTIVE
                                             MARKETS      INTERNATIONAL        FIXED
                                             EQUITY         ALLOCATION        INCOME
                                          SUB-ACCOUNT**   SUB-ACCOUNT***   SUB-ACCOUNT**
                                          -------------   --------------   -------------
OPERATIONS:
  Net investment income (loss)..........    $     (197)      $    12         $   1,224
  Capital gains income..................       --             --               --
  Net realized gain (loss) on security
   transactions.........................             1        --               --
  Net unrealized appreciation
   (depreciation) of investments during
   the period...........................        23,416         1,064            (1,464)
                                            ----------       -------         ---------
  Net increase (decrease) in net assets
   resulting from operations............        23,220         1,076              (240)
                                            ----------       -------         ---------
UNIT TRANSACTIONS:
  Purchases.............................         7,000        12,988             2,090
  Net transfers.........................        83,321        --                45,400
  Surrenders for benefit payments and
   fees.................................        (1,348)           (4)               (5)
  Net annuity transactions..............       --             --               --
                                            ----------       -------         ---------
  Net increase (decrease) in net assets
   resulting from unit transactions.....        88,973        12,984            47,485
                                            ----------       -------         ---------
  Total increase (decrease) in net
   assets...............................       112,193        14,060            47,245
NET ASSETS:
  Beginning of period...................       --             --               --
                                            ----------       -------         ---------
  End of period.........................    $  112,193       $14,060         $  47,245
                                            ==========       =======         =========

                                                                                                    MID-CAP           EMERGING
                                         STRATEGIC STOCK       ENTERPRISE        HIGH YIELD          VALUE          MARKETS DEBT
                                           SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT*      SUB-ACCOUNT*      SUB-ACCOUNT*
                                         ---------------      ------------      ------------      ------------      ------------
OPERATIONS:
  Net investment income (loss)..........   $    (2,753)       $      (237)      $    15,995       $      (635)      $     1,977
  Capital gains income..................      --                  --                  3,182             8,170           --
  Net realized gain (loss) on security
   transactions.........................          (321)               820              (924)             (287)          (11,790)
  Net unrealized appreciation
   (depreciation) of investments during
   the period...........................        37,952              8,829           (14,922)           30,563            (5,026)
                                           -----------        -----------       -----------       -----------       -----------
  Net increase (decrease) in net assets
   resulting from operations............        34,878              9,412             3,331            37,811           (14,839)
                                           -----------        -----------       -----------       -----------       -----------
UNIT TRANSACTIONS:
  Purchases.............................       280,816             32,385           303,764           152,667            54,001
  Net transfers.........................       367,384             36,080           117,154           219,693           (20,302)
  Surrenders for benefit payments and
   fees.................................        (1,070)              (822)             (962)           (2,176)             (107)
  Net annuity transactions..............      --                  --                --                --                --
                                           -----------        -----------       -----------       -----------       -----------
  Net increase (decrease) in net assets
   resulting from unit transactions.....       647,130             67,643           419,956           370,184            33,592
                                           -----------        -----------       -----------       -----------       -----------
  Total increase (decrease) in net
   assets...............................       682,008             77,055           423,287           407,995            18,753
NET ASSETS:
  Beginning of period...................      --                  --                --                --                --
                                           -----------        -----------       -----------       -----------       -----------
  End of period.........................   $   682,008        $    77,055       $   423,287       $   407,995       $    18,753
                                           ===========        ===========       ===========       ===========       ===========

------------------------------------ SA-15 -------------------------------------

SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1999

 1.  ORGANIZATION:

    Separate Account Three (the Account) is a separate investment account within Hartford Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contractowners of the Company in various mutual funds (the Funds) as directed by the contractowners.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investments in shares of the Morgan Stanley Dean Witter Select Dimensions Investment Series, the Van Kampen Life Investment Trust, and the Morgan Stanley Dean Witter Universal Funds, Inc., are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1999.

   c) UNIT TRANSACTIONS--Unit transactions are executed based on the unit values calculated at the close of the business day.

   d) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no Federal income taxes are payable with respect to the operations of the Account.

   e) USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

   a) MORTALITY AND EXPENSE UNDERTAKINGS--The Company, as issuer of variable annuity contracts, provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of up to 1.25% of the Account's average daily net assets. The Company also provides administrative services and receives an annual fee of 0.15% of the Account's average daily net assets.

   b) DEDUCTION OF ANNUAL MAINTENANCE FEE--Annual maintenance fees are deducted through termination of units of interest from applicable contract owners' accounts, in accordance with the terms of the contracts. These charges are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

------------------------------------ SA-16 -------------------------------------

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
              ----------------------------------------------------

To Hartford Life Insurance Company:

We have audited the accompanying Consolidated Balance Sheets of Hartford Life Insurance Company and subsidiaries as of December 31, 1999 and 1998, and the related Consolidated Statements of Income, Changes in Stockholder's Equity and Cash Flows for each of the three years in the period ended December 31, 1999. These Consolidated Financial Statements and the schedules referred to below are the responsibility of Hartford Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the Consolidated Financial Statements referred to above present fairly, in all material respects, the financial position of Hartford Life Insurance Company and subsidiaries as of December 31, 1999 and 1998, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1999 in conformity with accounting principles generally accepted in the United States.

Our audits were made for the purpose of forming an opinion on the basic financial statements taken as a whole. The schedules listed in the Index to Consolidated Financial Statements and Schedules are presented for the purpose of complying with the Securities and Exchange Commission's rules and are not part of the basic financial statements. These schedules have been subjected to the auditing procedures applied in the audits of the basic financial statements and, in our opinion, fairly state in all material respects the financial data required to be set forth therein in relation to the basic financial statements taken as a whole.

Hartford, Connecticut
January 31, 2000                                             ARTHUR ANDERSEN LLP

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                       CONSOLIDATED STATEMENTS OF INCOME

                                                                    FOR THE YEARS ENDED
                                                                        DECEMBER 31,
----------------------------------------------------------------------------------------------
                                                               1999         1998         1997
----------------------------------------------------------------------------------------------
                                                                       (in millions)
REVENUES
  Premiums and other considerations                           $2,045       $2,218       $1,637
  Net investment income                                        1,359        1,759        1,368
  Net realized capital gains (losses)                             (4)          (2)           4
----------------------------------------------------------------------------------------------
                                              TOTAL REVENUES   3,400        3,975        3,009
----------------------------------------------------------------------------------------------
BENEFITS, CLAIMS AND EXPENSES
  Benefits, claims and claim adjustment expenses               1,574        1,911        1,379
  Amortization of deferred policy acquisition costs              539          431          335
  Dividends to policyholders                                     104          329          240
  Other expenses                                                 631          766          586
----------------------------------------------------------------------------------------------
                         TOTAL BENEFITS, CLAIMS AND EXPENSES   2,848        3,437        2,540
----------------------------------------------------------------------------------------------
  Income before income tax expense                               552          538          469
  Income tax expense                                             191          188          167
----------------------------------------------------------------------------------------------
                                                  NET INCOME  $  361       $  350       $  302
----------------------------------------------------------------------------------------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS

                                                                     AS OF DECEMBER 31,
------------------------------------------------------------------------------------------

                                                                     1999           1998
------------------------------------------------------------------------------------------
                                                                    (in millions, except
                                                                       for share data)
ASSETS
  Investments
  Fixed maturities, available for sale, at fair value
   (amortized cost of $13,923 and $14,505)                         $ 13,499       $ 14,818
  Equity securities, at fair value                                       56             31
  Policy loans, at outstanding balance                                4,187          6,684
  Other investments                                                     342            264
------------------------------------------------------------------------------------------
                                           TOTAL INVESTMENTS         18,084         21,797
------------------------------------------------------------------------------------------
  Cash                                                                   55             17
  Premiums receivable and agents' balances                               29             17
  Reinsurance recoverables                                            1,274          1,257
  Deferred policy acquisition costs                                   4,013          3,754
  Deferred income tax                                                   459            464
  Other assets                                                          654            695
  Separate account assets                                           110,397         90,262
------------------------------------------------------------------------------------------
                                                TOTAL ASSETS       $134,965       $118,263
------------------------------------------------------------------------------------------
LIABILITIES
  Future policy benefits                                           $  4,332       $  3,595
  Other policyholder funds                                           16,004         19,615
  Other liabilities                                                   1,613          2,094
  Separate account liabilities                                      110,397         90,262
------------------------------------------------------------------------------------------
                                           TOTAL LIABILITIES        132,346        115,566
------------------------------------------------------------------------------------------
STOCKHOLDER'S EQUITY
  Common stock -- 1,000 shares authorized, issued and
   outstanding, par value $5,690                                          6              6
  Capital surplus                                                     1,045          1,045
  Accumulated other comprehensive income (loss)
    Net unrealized capital gains (losses) on securities, net
     of tax                                                            (255)           184
------------------------------------------------------------------------------------------
         TOTAL ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)           (255)           184
------------------------------------------------------------------------------------------
  Retained earnings                                                   1,823          1,462
------------------------------------------------------------------------------------------
                                  TOTAL STOCKHOLDER'S EQUITY          2,619          2,697
------------------------------------------------------------------------------------------
                  TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY       $134,965       $118,263
------------------------------------------------------------------------------------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY

                                                               Accumulated Other
                                                                 Comprehensive
                                                                 Income (Loss)
                                                               -----------------
                                                               Net Unrealized
                                                               Capital Gains
                                                               (Losses) on                        Total
                                            Common   Capital   Securities,         Retained     Stockholder's
                                            Stock    Surplus   Net of Tax          Earnings      Equity
-------------------------------------------------------------------------------------------------------------
                                                                     (in millions)
1999
Balance, December 31, 1998                    $6     $1,045          $ 184           $1,462        $2,697
Comprehensive income
  Net income                                  --         --             --              361           361
Other comprehensive income (loss), net of
 tax (1):
  Changes in net unrealized capital gains
   (losses) on securities (2)                 --         --           (439)              --          (439)
Total other comprehensive income (loss)                                                              (439)
  Total comprehensive income (loss)                                                                   (78)
-------------------------------------------------------------------------------------------------------------
                BALANCE, DECEMBER 31, 1999    $6     $1,045          $(255)          $1,823        $2,619
-------------------------------------------------------------------------------------------------------------
1998
Balance, December 31, 1997                    $6     $1,045          $ 179           $1,113        $2,343
Comprehensive income
  Net income                                  --         --             --              350           350
Other comprehensive income, net of tax
 (1):
  Changes in net unrealized capital gains
   on securities (2)                          --         --              5               --             5
Total other comprehensive income                                                                        5
  Total comprehensive income                                                                          355
Dividends                                                                                (1)           (1)
-------------------------------------------------------------------------------------------------------------
                BALANCE, DECEMBER 31, 1998    $6     $1,045          $ 184           $1,462        $2,697
-------------------------------------------------------------------------------------------------------------
1997
Balance, December 31, 1996                    $6     $1,045          $  30           $  811        $1,892
Comprehensive income
  Net income                                  --         --             --              302           302
Other comprehensive income, net of tax
 (1):
  Changes in net unrealized capital gains
   on securities (2)                          --         --            149               --           149
Total other comprehensive income                                                                      149
  Total comprehensive income                                                                          451
-------------------------------------------------------------------------------------------------------------
                BALANCE, DECEMBER 31, 1997    $6     $1,045          $ 179           $1,113        $2,343
-------------------------------------------------------------------------------------------------------------

(1) Net unrealized capital gain (loss) on securities is reflected net of tax of $(236), $3 and $80, for the years ended December 31, 1999, 1998 and 1997, respectively.

(2) Net of reclassification adjustment for after-tax gains (losses) realized in net income of $(2), $(1) and $2 for the years ended December 31, 1999, 1998 and 1997, respectively.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                   FOR THE YEARS ENDED
                                                                       DECEMBER 31,
--------------------------------------------------------------------------------------------
                                                                1999       1998       1997
--------------------------------------------------------------------------------------------
                                                                      (in millions)
OPERATING ACTIVITIES
  Net income                                                  $   361    $   350    $   302
  Adjustments to reconcile net income to net cash provided
   by operating activities
  Depreciation and amortization                                   (18)       (23)         8
  Net realized capital losses (gains)                               4          2         (4)
  Loss due to commutation of reinsurance                           16         --         --
  (Increase) decrease in premiums receivable and agents'
   balances                                                       (18)         1        119
  (Decrease) increase in other liabilities                       (263)       (79)       223
  Change in receivables, payables, and accruals                   125         83        107
  (Decrease) increase in accrued taxes                           (163)        60        126
  Decrease (increase) in deferred income tax                      241       (118)        40
  Increase in deferred policy acquisition costs                  (358)      (439)      (555)
  Increase in future policy benefits                              797        536        585
  Increase in reinsurance recoverables                           (318)      (101)       (31)
  Other, net                                                      (81)        99         52
--------------------------------------------------------------------------------------------
                   NET CASH PROVIDED BY OPERATING ACTIVITIES      325        371        972
--------------------------------------------------------------------------------------------
INVESTING ACTIVITIES
  Purchases of investments                                     (5,753)    (6,061)    (6,869)
  Sales of investments                                          6,383      4,901      4,256
  Maturity of investments                                       1,818      1,761      2,329
  Purchases of affiliates and other                               (25)        --         --
--------------------------------------------------------------------------------------------
        NET CASH PROVIDED BY (USED FOR) INVESTING ACTIVITIES    2,423        601       (284)
--------------------------------------------------------------------------------------------
FINANCING ACTIVITIES
  Net disbursements for investment and universal life-type
   contracts charged against policyholder accounts             (2,710)    (1,009)      (677)
--------------------------------------------------------------------------------------------
    Net cash used for financing activities                     (2,710)    (1,009)      (677)
--------------------------------------------------------------------------------------------
  Net increase (decrease) in cash                                  38        (37)        11
  Cash -- beginning of year                                        17         54         43
--------------------------------------------------------------------------------------------
  Cash -- end of year                                         $    55    $    17    $    54
--------------------------------------------------------------------------------------------
Supplemental Disclosure of Cash Flow Information:
  Net Cash Paid During the Year for:
  Income taxes                                                $   111    $   263    $     9
Noncash Investing Activities:
  In 1999, the Company's parent, Hartford Life and Accident Insurance Company, recaptured an in force block of individual life insurance previously ceded to the Company. This commutation resulted in a reduction in the Company's assets of $666, consisting of $556 of invested assets, $99 of deferred policy acquisition costs and $11 of other assets.
   Liabilities decreased $650, consisting of $543 of other policyholder funds, $60 of future policy benefits and $47 of other liabilities. As a result, the Company recognized an after-tax loss relating to this transaction of $16.

  In 1998, due to the recapture of an in force block of business previously ceded to MBL
   Life Assurance Co. of New Jersey, reinsurance recoverables of $4,753 were exchanged for the fair value of assets comprised of $4,310 in policy loans and $443 in other net assets.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(DOLLAR AMOUNTS IN MILLIONS EXCEPT PER SHARE DATA UNLESS OTHERWISE STATED)

 -----------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS

These Consolidated Financial Statements include Hartford Life Insurance Company and its wholly-owned subsidiaries ("Hartford Life Insurance Company" or the "Company"), Hartford Life and Annuity Insurance Company (HLAI) and Hartford International Life Reassurance Corporation (HLRe), formerly American Skandia Life Reinsurance Corporation. The Company is a wholly-owned subsidiary of Hartford Life and Accident Insurance Company (HLA), a wholly-owned subsidiary of Hartford Life, Inc. (Hartford Life). Hartford Life is a direct subsidiary of Hartford Accident and Indemnity Company (HA&I), an indirect subsidiary of The Hartford Financial Services Group, Inc. (The Hartford). In November 1998, Hartford Life Insurance Company transferred in the form of a dividend, Hartford Financial Services, LLC and its subsidiaries to HLA.

Pursuant to an initial public offering (the "IPO") on May 22, 1997, Hartford Life sold 26 million shares of Class A Common Stock at $28.25 per share and received proceeds, net of offering expenses, of $687. Of the proceeds, $527 was used to retire debt related to Hartford Life's outstanding promissory notes and line of credit with the remaining $160 contributed by Hartford Life to its insurance subsidiaries to support growth in its core businesses. Hartford Life became a publicly traded company upon the sale of 26 million shares representing approximately 18.6% of the equity ownership in Hartford Life.

Along with its parent, HLA, the Company is a leading financial services and insurance company which provides (a) investment products such as individual variable annuities and fixed market value adjusted annuities, mutual funds and retirement plan services for savings and retirement needs; (b) life insurance for income protection and estate planning; (c) employee benefits products such as group life and disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA, and (d) corporate owned life insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(A) BASIS OF PRESENTATION

These Consolidated Financial Statements are prepared on the basis of accounting principles generally accepted in the United States, which differ materially from the statutory accounting practices prescribed by various insurance regulatory authorities. All material intercompany transactions and balances between Hartford Life Insurance Company and its subsidiaries have been eliminated.

The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The most significant estimates include those used in determining deferred policy acquisition costs and the liability for future policy benefits and other policyholder funds. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

(B) ADOPTION OF NEW ACCOUNTING STANDARDS

Effective January 1, 1999, Hartford Life Insurance Company adopted Statement of Position (SOP) No. 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use". This SOP provides guidance on accounting for the costs of internal use software and in determining whether the software is for internal use. The SOP defines internal use software as software that is acquired, internally developed, or modified solely to meet internal needs and identifies stages of software development and accounting for the related costs incurred during the stages. Adoption of this SOP did not have a material impact on the Company's financial condition or results of operations.

Effective January 1, 1999, Hartford Life Insurance Company adopted SOP
No. 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments". This SOP addresses accounting by insurance and other enterprises for assessments related to insurance activities, including recognition, measurement and disclosure of guaranty fund or other assessments. Adoption of this SOP did not have a material impact on the Company's financial condition or results of operations.

The Company's cash flows were not impacted by these changes in accounting principles.

(C) FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

In June 1999, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 137, "Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement No. 133". This statement amends SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities", to defer its effective date for one year, to fiscal years beginning after June 15, 2000. Initial application for Hartford Life Insurance Company will begin January 1, 2001. SFAS No. 133 establishes accounting and reporting guidance for derivative instruments, including certain derivative instruments embedded in other contracts. The standard requires, among other things, that all derivatives be carried on the balance sheet at fair value. The standard also specifies hedge accounting criteria under which a derivative can qualify for special accounting. In order to receive special accounting, the derivative instrument must qualify as either a hedge of the fair value or the variability of the cash flow of a qualified asset or liability. Special accounting for qualifying hedges provides for matching the timing of gain or loss recognition on the hedging instrument with the recognition of the corresponding changes in value of the hedged item. The Company has reviewed its derivative holdings and is in the process of quantifying the impact of SFAS No. 133. The Company is also assessing what actions, if any, need to be taken to minimize potential volatility, while at the same time maintaining the economic protection needed to support the goals of its business.

In October 1998, the American Institute of Certified Public Accountants (AICPA) issued SOP No. 98-7, "Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk". This SOP provides guidance on the method of accounting for insurance and reinsurance contracts that do not transfer insurance risk, defined in the SOP as the deposit method. This SOP is effective for financial statements for fiscal years beginning after June 15, 1999 and is not expected to have a material impact on the Company's financial condition or results of operations.

(D) REVENUE RECOGNITION

Revenues for investment products and universal life-type policies consist of policy charges for policy administration, cost of insurance and surrender charges assessed to policy account balances and are recognized in the period in which services are provided. Premiums for traditional life insurance and disability policies are recognized as revenues ratably over the policy period.

(E) DIVIDENDS TO POLICYHOLDERS

Certain life insurance policies contain dividend payment provisions that enable the policyholder to participate in the earnings on that participating block of business of the life insurance subsidiaries of the Company. The participating insurance in force accounted for 34%, 35% and 33% in 1999, 1998 and 1997, respectively, of total insurance in force.

(F) INVESTMENTS

Hartford Life Insurance Company's investments in both fixed maturities, which include bonds, redeemable preferred stock and commercial paper, and equity securities, which include common and non-redeemable preferred stocks, are classified as "available for sale" in accordance with SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities". Accordingly, these securities are carried at fair value with the after-tax difference from cost reflected in stockholder's equity as a component of accumulated other comprehensive income. Policy loans are carried at outstanding balance which approximates fair value. Other invested assets consist primarily of partnership investments, which are accounted for by the equity method, and mortgage loans, whereby the carrying value approximates fair value. Realized capital gains and losses on security transactions associated with the Company's immediate participation guaranteed contracts are excluded from revenues and deferred over the expected maturity of the securities, since under the terms of the contracts the realized gains and losses will be credited to policyholders in future years as they are entitled to receive them. Net realized capital gains and losses, excluding those related to immediate participation guaranteed contracts, are reported as a component of revenue and are determined on a specific identification basis.

The Company's accounting policy for impairment requires recognition of an other than temporary impairment charge on a security if it is determined that the Company is unable to recover all amounts due under the contractual obligations of the security. In addition, for securities expected to be sold, an other than temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to cost or amortized cost prior to the expected date of sale. Once an impairment charge has been recorded, the Company then continues to review the other than temporarily impaired securities for additional impairment, if necessary.

(G) DERIVATIVE INSTRUMENTS

HEDGE ACCOUNTING -- Hartford Life Insurance Company uses a variety of derivative instruments, including swaps, caps, floors, forwards and exchange traded financial futures and options as part of an overall risk management strategy. These instruments are used as a means of hedging exposure to price, foreign currency and/or interest rate risk on planned investment purchases or existing assets and liabilities. Hartford Life Insurance Company does not hold or issue derivative instruments for trading purposes. Hartford Life Insurance Company's accounting for derivative instruments used to manage risk is in accordance with the concepts established in SFAS No. 80, "Accounting for Futures Contracts", SFAS No. 52, "Foreign Currency Translation", AICPA SOP No. 86-2, "Accounting for Options" and various Emerging Issues Task Force pronouncements. Written options are used, in all cases in conjunction with other assets and derivatives, as part of the Company's asset and liability management strategy. Derivative instruments are carried at values consistent with the asset or liability being hedged. Derivative instruments used to hedge fixed maturities or equity securities are carried at fair value with the after-tax difference from cost reflected in stockholder's equity. Derivative instruments used to hedge other invested assets or liabilities are carried at cost. For a discussion of SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities", issued in June 1998, see (c) Future Adoption of New Accounting Standards.

Derivative instruments must be designated at inception as a hedge and measured for effectiveness both at inception and on an ongoing basis. Hartford Life Insurance Company's correlation threshold for hedge designation is 80% to 120%. If correlation, which is assessed monthly or quarterly and measured based on a rolling three month average, falls outside the 80% to 120% range, hedge accounting will be terminated. Derivative instruments used to create a synthetic asset must meet synthetic accounting criteria, including designation at inception and consistency of terms between the synthetic and the instrument being replicated. Consistent with industry practice, synthetic instruments are accounted for like the financial instrument they are intended to replicate. Derivative instruments which fail to meet risk management criteria, subsequent to acquisition, are marked to market with the impact reflected in the Consolidated Statements of Income.

FUTURES -- Gains or losses on financial futures contracts entered into in anticipation of the investment of future receipt of product cash flows are deferred and, at the time of the ultimate investment purchase, reflected as an adjustment to the cost basis of the purchased asset. Gains or losses on futures used in invested asset risk management are deferred and adjusted into the cost basis of the hedged asset when the contract futures are closed, except for futures used in duration hedging, which are deferred and basis adjusted on a quarterly basis. The basis adjustments are amortized into net investment income over the remaining asset life.

FORWARD COMMITMENTS -- Open forward commitment contracts are marked to market through stockholder's equity. Such contracts are accounted for at settlement by recording the purchase of the specified securities at the previously committed price. Gains or losses resulting from the termination of forward commitment contracts are recognized immediately in the Consolidated Statements of Income as a component of net investment income.

OPTIONS -- The cost of options entered into as part of a risk management strategy are basis adjusted to the underlying asset or liability and amortized over the remaining life of the option. Gains or losses on expiration or termination are adjusted into the basis of the underlying asset or liability and amortized over the remaining asset life.

INTEREST RATE SWAPS -- Interest rate swaps involve the periodic exchange of payments without the exchange of underlying principal or notional amounts. Net receipts or payments are accrued and recognized over the life of the swap agreement as an adjustment to investment income. Should the swap be terminated, the gain or loss is adjusted into the basis of the asset or liability and amortized over the remaining life. Should the hedged asset be sold or liability terminated without terminating the swap position, any swap gains or losses are immediately recognized in earnings. Interest rate swaps purchased in anticipation of an asset purchase (anticipatory transaction) are recognized consistent with the underlying asset components such that the settlement component is recognized in the Consolidated Statements of Income while the change in market value is recognized as an unrealized capital gain or loss.

INTEREST RATE CAPS AND FLOORS -- Premiums paid on purchased cap or floor agreements and the premium received on issued cap or floor agreements (used for risk management) are adjusted into the basis of the applicable asset and amortized over the asset life. Gains or losses on termination of such positions are adjusted into the basis of the asset or liability and amortized over the remaining asset life. Net payments are recognized as an adjustment to income or basis adjusted and amortized depending on the specific hedge strategy.

FORWARD EXCHANGE AND CURRENCY SWAPS CONTRACTS -- Forward exchange contracts and foreign currency swaps are accounted for in accordance with SFAS No. 52. Changes in the spot rate of instruments designated as hedges of the net investment in a foreign subsidiary are reflected in the cumulative translation adjustment component of stockholder's equity.

Cash flows from futures, options and swaps, accounted for as hedges, are included with the cash flows of the item being hedged.

(H) SEPARATE ACCOUNTS

Hartford Life Insurance Company maintains separate account assets and liabilities which are reported at fair value. Separate account assets are segregated from other investments. Separate accounts reflect two categories of risk assumption: non-guaranteed separate accounts, wherein the policyholder assumes substantially all the investment risk and rewards, and guaranteed separate accounts, wherein the Company contractually guarantees either a minimum return or account value to the policyholder.

(I) DEFERRED POLICY ACQUISITION COSTS

Policy acquisition costs, which include commissions and certain other expenses associated with acquiring business, are deferred and amortized over the estimated lives of the contracts, usually 20 years. Generally, acquisition costs are deferred and amortized using the retrospective deposit method. Under the retrospective deposit method, acquisition costs are amortized in proportion to the present value of expected gross profits from surrender charges, investment charges, mortality and expense margins. Actual gross profits can vary from management's estimates, resulting in increases or decreases in the rate of amortization. Management periodically updates these estimates, when appropriate, and evaluates the recoverability of the deferred acquisition cost asset. When appropriate, management revises its assumptions on the estimated gross profits of these contracts and the cumulative amortization for the books of business are re-estimated and adjusted by a cumulative charge or credit to income.

Acquisition costs and their related deferral are included in the Company's other expenses as follows:

                                                                     1999         1998        1997
                                                                     ------------------------------
Commissions                                                          $ 887       $1,069       $ 976
Deferred acquisition costs                                            (898)        (891)       (862)
Other                                                                  642          588         472
                                                                     ------------------------------
                                        TOTAL OTHER EXPENSES         $ 631       $  766       $ 586
                                                                     ------------------------------

(J) FUTURE POLICY BENEFITS

Liabilities for future policy benefits are computed by the net level premium method using interest rate assumptions varying from 3% to 11% and withdrawal and mortality assumptions appropriate at the time the policies were issued.

(K) OTHER POLICYHOLDER FUNDS

Other policyholder funds include reserves for investment contracts without life contingencies, corporate owned life insurance and universal life insurance contracts. These reserves are based on account values, which represent the balance that accrues to the benefit of policyholders.

3. INVESTMENTS AND DERIVATIVE INSTRUMENTS

(A) COMPONENTS OF NET INVESTMENT INCOME

                                                                         For the years ended
                                                                             December 31,
                                                                   --------------------------------
                                                                    1999         1998         1997
                                                                   --------------------------------
Interest income from fixed maturities                              $  934       $  952       $  932
Interest income from policy loans                                     391          789          425
Income from other investments                                          48           32           26
                                                                   --------------------------------
Gross investment income                                             1,373        1,773        1,383
Less: Investment expenses                                              14           14           15
                                                                   --------------------------------
                                       NET INVESTMENT INCOME       $1,359       $1,759       $1,368
                                                                   --------------------------------

(B) COMPONENTS OF NET REALIZED CAPITAL GAINS (LOSSES)

                                                                      For the years ended
                                                                          December 31,
                                                                   --------------------------
                                                                   1999       1998       1997
                                                                   --------------------------
Fixed maturities                                                   $(7)       $(28)      $(7)
Equity securities                                                    2         21         12
Real estate and other                                                1          5         (1)
                                                                   --------------------------
                         NET REALIZED CAPITAL GAINS (LOSSES)       $(4)       $(2)       $ 4
                                                                   --------------------------

(C) NET UNREALIZED CAPITAL GAINS (LOSSES) ON EQUITY SECURITIES

                                                                      For the years ended
                                                                          December 31,
                                                                   --------------------------
                                                                   1999       1998       1997
                                                                   --------------------------
Gross unrealized capital gains                                     $ 9        $ 2        $14
Gross unrealized capital losses                                     (2)        (1)        --
                                                                   --------------------------
Net unrealized capital gains                                         7          1         14
Deferred income tax expense                                          2         --          5
                                                                   --------------------------
Net unrealized capital gains, net of tax                             5          1          9
Balance -- beginning of year                                         1          9          8
                                                                   --------------------------
   NET CHANGE IN UNREALIZED CAPITAL GAINS (LOSSES) ON EQUITY
                                                  SECURITIES       $ 4        $(8)       $ 1
                                                                   --------------------------

(D) NET UNREALIZED CAPITAL GAINS (LOSSES) ON FIXED MATURITIES

                                                                       For the years ended
                                                                           December 31,
                                                                   ----------------------------
                                                                   1999        1998        1997
                                                                   ----------------------------
Gross unrealized capital gains                                     $  48       $ 421       $371
Gross unrealized capital losses                                     (472)       (108)       (80)
Unrealized capital (gains) losses credited to policyholders           24         (32)       (30)
                                                                   ----------------------------
Net unrealized capital gains (losses)                               (400)        281        261
Deferred income tax expense (benefit)                               (140)         98         91
                                                                   ----------------------------
Net unrealized capital gains (losses), net of tax                   (260)        183        170
Balance -- beginning of year                                         183         170         22
                                                                   ----------------------------
    NET CHANGE IN UNREALIZED CAPITAL GAINS (LOSSES) ON FIXED
                                                  MATURITIES       $(443)      $  13       $148
                                                                   ----------------------------

(E) FIXED MATURITY INVESTMENTS

                                                                              As of December 31, 1999
                                                                   ---------------------------------------------
                                                                                Gross       Gross
                                                                   Amortized  Unrealized  Unrealized
                                                                     Cost       Gains       Losses    Fair Value
                                                                   ---------------------------------------------
U.S. Government and Government agencies and authorities
 (guaranteed and sponsored)                                         $   180      $ 5        $  (3)     $   182
U.S. Government and Government agencies and authorities
 (guaranteed and sponsored) -- asset backed                           1,094        5          (35)       1,064
States, municipalities and political subdivisions                       155        2           (1)         156
Foreign governments                                                     289        6          (14)         281
Public utilities                                                        865        7          (39)         833
All other corporate, including international                          5,646       18         (244)       5,420
All other corporate -- asset backed                                   4,103        5         (123)       3,985
Short-term investments                                                1,156       --           --        1,156
Certificates of deposit                                                 434       --          (12)         422
Redeemable preferred stock                                                1       --           (1)          --
                                                                   ---------------------------------------------
                                           TOTAL FIXED MATURITIES   $13,923      $48        $(472)     $13,499
                                                                   ---------------------------------------------

                                                                              As of December 31, 1998
                                                                   ---------------------------------------------
                                                                                Gross       Gross
                                                                   Amortized  Unrealized  Unrealized
                                                                     Cost       Gains       Losses    Fair Value
                                                                   ---------------------------------------------
U.S. Government and Government agencies and authorities
 (guaranteed and sponsored)                                         $   121      $  2       $  --      $   123
U.S. Government and Government agencies and authorities
 (guaranteed and sponsored) -- asset backed                           1,001        23          (8)       1,016
States, municipalities and political subdivisions                       165         8          --          173
Foreign governments                                                     393        26          (7)         412
Public utilities                                                        844        33          (3)         874
All other corporate, including international                          5,469       260         (42)       5,687
All other corporate -- asset backed                                   4,155        58         (42)       4,171
Short-term investments                                                1,847        --          --        1,847
Certificates of deposit                                                 510        11          (6)         515
                                                                   ---------------------------------------------
                                           TOTAL FIXED MATURITIES   $14,505      $421       $(108)     $14,818
                                                                   ---------------------------------------------

The amortized cost and estimated fair value of fixed maturity investments as of December 31, 1999 by estimated maturity year are shown below. Expected maturities differ from contractual maturities due to call or prepayment provisions. Asset backed securities, including mortgage backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral and can be expected to vary from actual experience.

                                                      Amortized
                                                        Cost            Fair Value
                                                      ----------------------------
MATURITY
One year or less                                       $ 2,454           $ 2,440
Over one year through five years                         4,874             4,787
Over five years through ten years                        3,072             2,940
Over ten years                                           3,523             3,332
                                                      ----------------------------
                                               TOTAL   $13,923           $13,499
                                                      ----------------------------

(F) SALES OF FIXED MATURITY AND EQUITY SECURITY INVESTMENTS

Sales of fixed maturities, excluding short-term fixed maturities, for the years ended December 31, 1999, 1998 and 1997 resulted in proceeds of $3.4 billion, $3.2 billion and $4.2 billion, gross realized capital gains of $153, $103 and $169, gross realized capital losses (including writedowns) of $160, $131 and $176, respectively. Sales of equity security investments for the years ended December 31, 1999, 1998 and 1997 resulted in proceeds of $7, $35 and $132 and gross realized capital gains of $2, $21 and $12, respectively, and no gross realized capital losses for all periods.

(G) CONCENTRATION OF CREDIT RISK

The Company is not exposed to any significant concentration of credit risk in fixed maturities of a single issuer greater than 10% of stockholder's equity.

(H) DERIVATIVE INSTRUMENTS

Hartford Life Insurance Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards and exchange traded futures and options, in accordance with Company policy and in order to achieve one of three Company approved objectives: to hedge risk arising from interest rate, price or currency exchange rate volatility; to manage liquidity; or, to control transactions costs. The Company utilizes derivative instruments to manage market risk through four principal risk management strategies: hedging anticipated transactions, hedging liability instruments, hedging invested assets and hedging portfolios of assets and/or liabilities. The Company does not trade in these instruments for the express purpose of earning trading profits.

The Company maintains a derivatives counterparty exposure policy which establishes market based credit limits, favors long-term financial stability and creditworthiness, and typically requires credit enhancement/credit risk reducing agreements. Credit risk is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. Credit exposures are quantified weekly and netted, and collateral is pledged to or held by the Company to the extent the current value of derivatives exceed exposure policy thresholds.

The Company's derivative program is monitored by an internal compliance unit and is reviewed by senior management. Notional amounts, which represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk, pertaining to derivative financial instruments (excluding the Company's guaranteed separate account derivative investments), totaled $5.5 billion and $6.2 billion ($3.9 billion and $3.9 billion related to the Company's investments, $1.6 billion and $2.3 billion on the Company's liabilities) as of December 31, 1999 and 1998, respectively.

The tables below provide a summary of derivative instruments held by Hartford Life Insurance Company as of December 31, 1999 and 1998, segregated by major investment and liability category:

                                                          1999 -- Amount Hedged (Notional Amounts)
                                     ----------------------------------------------------------------------------------
                                      Total    Issued    Purchased                 Interest Rate   Foreign      Total
                                     Carrying  Caps &   Caps, Floors                  Swaps &      Currency   Notional
           ASSETS HEDGED              Value    Floors    & Options    Futures (1)    Forwards     Swaps (2)    Amount
                                     ----------------------------------------------------------------------------------
Asset backed securities (excluding
 anticipatory)                       $ 5,049   $   --      $   --        $   --       $  911          $--      $  911
Anticipatory (3)                          --       --          --             5          112           --         117
Other bonds and notes                  7,294      494         611            --        1,676           80       2,861
Short-term investments                 1,156       --          --            --           --           --          --
                                     ----------------------------------------------------------------------------------
             TOTAL FIXED MATURITIES   13,499      494         611             5        2,699           80       3,889
Equity securities, policy loans and
 other investments                     4,585       --          --            --           --           --          --
                                     ----------------------------------------------------------------------------------
                  TOTAL INVESTMENTS  $18,084      494         611             5        2,699           80       3,889
                                     ----------------------------------------------------------------------------------
           OTHER POLICYHOLDER FUNDS  $16,004       --       1,150            --          430           --       1,580
                                     ----------------------------------------------------------------------------------
    TOTAL DERIVATIVE INSTRUMENTS --
                     NOTIONAL VALUE            $  494      $1,761        $    5       $3,129          $80      $5,469
                                     ----------------------------------------------------------------------------------
    TOTAL DERIVATIVE INSTRUMENTS --
                         FAIR VALUE            $  (22)     $    8        $   --       $  (30)         $ 2      $  (42)
                                     ----------------------------------------------------------------------------------

                                                        1998 -- Amount Hedged (Notional Amounts)
                                     -------------------------------------------------------------------------------
                                      Total    Issued    Purchased                Interest Rate   Foreign    Total
                                     Carrying  Caps &     Caps &                     Swaps &     Currency   Notional
           ASSETS HEDGED              Value    Floors     Floors     Futures (1)    Forwards     Swaps (2)   Amount
                                     -------------------------------------------------------------------------------
Asset backed securities (excluding
 anticipatory)                       $ 5,187   $   44     $  243         $ 3         $  885         $--      $1,175
Anticipatory (3)                          --       --         --          --            235          --         235
Other bonds and notes                  7,683      461        597          18          1,300          90       2,466
Short-term investments                 1,948       --         --          --             --          --          --
                                     -------------------------------------------------------------------------------
             TOTAL FIXED MATURITIES   14,818      505        840          21          2,420          90       3,876
Equity securities, policy loans and
 other investments                     6,979       --         --          --             --          --          --
                                     -------------------------------------------------------------------------------
                  TOTAL INVESTMENTS  $21,797      505        840          21          2,420          90       3,876
                                     -------------------------------------------------------------------------------
           OTHER POLICYHOLDER FUNDS  $19,615       --      1,150          --          1,195          --       2,345
                                     -------------------------------------------------------------------------------
    TOTAL DERIVATIVE INSTRUMENTS --
                     NOTIONAL VALUE            $  505     $1,990         $21         $3,615         $90      $6,221
                                     -------------------------------------------------------------------------------
    TOTAL DERIVATIVE INSTRUMENTS --
                         FAIR VALUE            $   (6)    $   19         $--         $   27         $(7)     $   33
                                     -------------------------------------------------------------------------------

    (1) As of December 31, 1999 and 1998, approximately 100% and 5%, respectively, of the notional futures contracts expire within one year.

    (2) As of December 31, 1999 and 1998, approximately 28% and 11%, respectively, of foreign currency swaps expire within one year.

    (3) Deferred gains and losses on anticipatory transactions are included in the carrying value of fixed maturities in the Consolidated Balance Sheets. At the time of the ultimate purchase, they are reflected as a basis adjustment to the purchased asset. As of December 31, 1999, the Company had $1.4 of net deferred losses on interest rate swaps and futures. The Company expects to basis adjust the entire loss in 2000. During 1999, $0.2 of new future activity was basis adjusted. As of December 31, 1998, the Company had no deferred gains for interest rate swaps.

The following is a reconciliation of notional amounts by derivative type and strategy as of December 31, 1999 and 1998:

                                                                            BY DERIVATIVE TYPE
------------------------------------------------------------------------------------------------------------------------
                                                   December 31, 1998                     Maturities/         December 31, 1999
                                                    Notional Amount    Additions      Terminations (1)        Notional Amount
-------------------------------------------------------------------------------------------------------------------------------
        Caps                                             $1,912          $   --            $  148                  $1,764
        Floors                                              583              --               178                     405
        Swaps/Forwards                                    3,705             991             1,487                   3,209
        Futures                                              21             292               308                       5
        Options                                              --              86                --                      86
-------------------------------------------------------------------------------------------------------------------------------
                                        TOTAL            $6,221          $1,369            $2,121                  $5,469
-------------------------------------------------------------------------------------------------------------------------------

                                                                                   BY STRATEGY
-------------------------------------------------------------------------------------------------------------------------------
        Liability                                        $2,345          $   17            $  782                  $1,580
        Anticipatory                                        235             204               322                     117
        Asset                                             2,398             831               427                   2,802
        Portfolio                                         1,243             317               590                     970
-------------------------------------------------------------------------------------------------------------------------------
                                        TOTAL            $6,221          $1,369            $2,121                  $5,469
-------------------------------------------------------------------------------------------------------------------------------

    (1) During 1999, the Company had no significant gains or losses on terminations of hedge positions using derivative financial instruments.

4. FAIR VALUE OF FINANCIAL INSTRUMENTS

SFAS No. 107 "Disclosure about Fair Value of Financial Instruments" requires disclosure of fair value information of financial instruments. For certain financial instruments where quoted market prices are not available, other independent valuation techniques and assumptions are used. Because considerable judgment is used, these estimates are not necessarily indicative of amounts that could be realized in a current market exchange. SFAS No. 107 excludes certain financial instruments from disclosure, including insurance contracts. Hartford Life Insurance Company uses the following methods and assumptions in estimating the fair value of each class of financial instrument.

Fair value for fixed maturities and marketable equity securities approximates those quotations published by applicable stock exchanges or received from other reliable sources.

For policy loans, carrying amounts approximate fair value.

Other invested assets consist primarily of partnership investments, which are accounted for by the equity method, and mortgage loans, whereby the carrying value approximates fair value.

Other policyholder funds fair value information is determined by estimating future cash flows, discounted at the current market rate.

The fair value of derivative financial instruments, including swaps, caps, floors, futures, options and forward commitments, is determined using a pricing model which is similar to external valuation models.

The carrying amount and fair values of Hartford Life Insurance Company's financial instruments as of December 31, 1999 and 1998 were as follows:

                                                               1999               1998
                                                         ------------------------------------
                                                         Carrying   Fair    Carrying   Fair
                                                          Amount    Value    Amount    Value
                                                         ------------------------------------
ASSETS
  Fixed maturities                                       $13,499   $13,499  $14,818   $14,818
  Equity securities                                           56        56       31        31
  Policy loans                                             4,187     4,187    6,684     6,684
  Other investments                                          342       348      264       309
LIABILITIES
  Other policyholder funds (1)                            11,734    11,168   11,709    11,726
                                                         ------------------------------------

    (1) Excludes corporate owned life insurance and universal life insurance contracts.

5. SEPARATE ACCOUNTS

Hartford Life Insurance Company maintained separate account assets and liabilities totaling $110.4 billion and $90.3 billion as of December 31, 1999 and 1998, respectively, which are reported at fair value. Separate account assets, which are segregated from other investments, reflect two categories of risk assumption: non-guaranteed separate accounts totaling $101.7 billion and $80.6 billion as of December 31, 1999 and 1998, respectively, wherein the policyholder assumes substantially all the investment risk, and guaranteed separate accounts totaling $8.7 and $9.7 billion as of December 31, 1999 and 1998, respectively, wherein Hartford Life Insurance Company contractually guarantees either a minimum return or account value to the policyholder. Included in non-guaranteed separate account assets were policy loans totaling $860 and $1.8 billion as of December 31, 1999 and 1998, respectively. Net investment income (including net realized capital gains and losses) and interest credited to policyholders on separate account assets are not reflected in the Consolidated Statements of Income.

Separate account management fees and other revenues were $1.1 billion, $908 and $699 in 1999, 1998 and 1997, respectively. The guaranteed separate accounts include fixed market value adjusted (MVA) individual annuities and modified guaranteed life insurance. The average credited interest rate on these contracts was 6.5% and 6.6% as of December 31, 1999 and 1998, respectively. The assets that support these liabilities were comprised of $8.7 billion and $9.5 billion in fixed maturities as of December 31, 1999 and 1998, respectively, and $0.2 billion of other invested assets as of December 31, 1998. The portfolios are segregated from other investments and are managed to minimize liquidity and interest rate risk. In order to minimize the risk of disintermediation associated with early withdrawals, fixed MVA annuity and modified guaranteed life insurance contracts carry a graded surrender charge as well as a market value adjustment. Additional investment risk is hedged using a variety of derivatives which totaled $(96) and $40 in carrying value and $2.0 billion and $3.5 billion in notional amounts as of December 31, 1999 and 1998, respectively.

6. STATUTORY RESULTS

                                                                       For the years ended December 31,
                                                                     ------------------------------------
                                                                      1999           1998           1997
                                                                     ------------------------------------
Statutory net income                                                 $  151         $  211         $  214
                                                                     ------------------------------------
Statutory capital and surplus                                        $1,905         $1,676         $1,441
                                                                     ------------------------------------

A significant percentage of the consolidated statutory surplus is permanently reinvested or is subject to various state regulatory restrictions which limit the payment of dividends without prior approval. The total amount of statutory dividends which may be paid by the insurance subsidiaries of the Company in 2000, without prior regulatory approval, is estimated to be $190.

Hartford Life Insurance Company and its domestic insurance subsidiaries prepare their statutory financial statements in accordance with accounting practices prescribed by the applicable state of domicile. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules.

The NAIC adopted the Codification of Statutory Accounting Principles (SAP) in March 1998. The proposed effective date for the statutory accounting guidance is January 1, 2001. It is expected that Hartford Life Insurance Company's domiciliary state will adopt the SAP and the Company will make the necessary changes required for implementation. The Company has not yet determined the impact that the SAP will have on the statutory financial statements of Hartford Life Insurance Company and its insurance subsidiaries.

7. STOCK COMPENSATION PLANS

Hartford Life Insurance Company's employees are included in the 1997 Hartford Life, Inc. Incentive Stock Plan (the "Plan"), which was adopted during the second quarter of 1997. Under the Plan, options granted may be either non-qualified options or incentive stock options qualifying under Section 422A of the Internal Revenue Code, stock appreciation rights, performance shares or restricted stock, or any combination of the foregoing. The aggregate number of shares of Class A Common Stock which may be awarded in any one year shall be subject to an annual limit. The maximum number of shares of Class A Common Stock which may be granted under the Plan in each year shall be 1.5% of the total issued and outstanding shares of Hartford Life Class A and Class B Common Stock and treasury stock as reported in the Annual Report on Hartford Life's Form 10-K of the Company for the preceding year plus unused portions of such limit from prior years.

In addition, no more than 5 million shares of Class A Common Stock shall be cumulatively available for awards of incentive stock options under the Plan, and no more than 20% of the total number of shares on a cumulative basis shall be available for restricted stock and performance shares awards. Performance shares awards of common stock granted under the Plan become payable upon the attainment of specific performance goals achieved over a three year period.

All options granted have an exercise price equal to the market price of the Company's stock on the date of grant and an option's maximum term is ten years. Certain non-performance based options become exercisable upon the attainment of specified market price appreciation of Hartford Life's common shares or at seven years after the date of grant, while the remaining non-performance based options become exercisable over a three year period commencing with the date of grant.

During the second quarter of 1997, Hartford Life established the Hartford Life, Inc. Employee Stock Purchase Plan (ESPP). Under this plan, eligible employees of Hartford Life and the Company may purchase Class A Common Stock of Hartford Life at a 15% discount from the lower of the market price at the beginning or end of the quarterly offering period. Hartford Life may sell up to 2,700,000 shares of stock to eligible employees. Hartford Life sold 120,694, 121,943 and 54,316 shares under the ESPP in 1999, 1998 and 1997, respectively. The weighted average fair value of the discount under the ESPP was $7.48 per share in 1999, $13.74 per share in 1998 and $9.63 per share in 1997.

8. POSTRETIREMENT BENEFIT AND SAVINGS PLANS

(A) PENSION PLANS

Hartford Life Insurance Company's employees are included in The Hartford's noncontributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Company's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. federal income tax purposes. Generally, pension costs are funded through the purchase of the Company's group pension contracts. The cost to the Company was approximately $6 in both 1999 and 1998, and $5 in 1997.

The Company also provides, through The Hartford, certain health care and life insurance benefits for eligible retired employees. A substantial portion of the Company's employees may become eligible for these benefits upon retirement. The Company's contribution for health care benefits will depend on the retiree's date of retirement and years of service. In addition, the plan has a defined dollar cap which limits average Company contributions. The Company has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense, allocated by The Hartford, was immaterial to the results of operations for 1999, 1998 and 1997.

The assumed rate in the per capita cost of health care (the health care trend rate) was 7.1% for 1999, decreasing ratably to 5.0% in the year 2003. Increasing or decreasing the health care trend rates by one percent per year would have an immaterial impact on the accumulated postretirement benefit obligation and the annual expense. To the extent that the actual experience differs from the inherent assumptions, the effect will be amortized over the average future service of covered employees.

(B) INVESTMENT AND SAVINGS PLAN

Substantially all employees of the Company are eligible to participate in The Hartford's Investment and Savings Plan. Under this plan, designated contributions, which may be invested in Class A Common Stock of Hartford Life or certain other investments, are matched, up to 3% of compensation, by the Company. The cost to Hartford Life Insurance Company for the above-mentioned plan was approximately $4 in both 1999 and 1998, and $2 in 1997.

9. REINSURANCE

Hartford Life Insurance Company cedes insurance to other insurers in order to limit its maximum losses. Such transfer does not relieve Hartford Life Insurance Company of its primary liability. Failure of reinsurers to honor their obligations could result in losses to Hartford Life Insurance Company. Hartford Life Insurance Company reduces this risk by evaluating the financial condition of reinsurers, and monitoring for possible concentrations of credit risk. Hartford Life Insurance Company has no significant reinsurance related concentrations of credit risk.

The Company records a receivable for the portion of reinsured benefits paid and insurance liabilities. Reinsurance recoveries on ceded reinsurance contracts were $397, $300 and $418 for the years ended December 31, 1999, 1998 and 1997, respectively. Hartford Life Insurance Company also assumes insurance from other insurers.

The effect of reinsurance on premiums and other considerations is summarized as follows:

                                                                       For the years ended December 31,
                                                                     ------------------------------------
                                                                      1999           1998           1997
                                                                     ------------------------------------
Direct premiums and other considerations                             $2,660         $2,722         $2,164
Reinsurance assumed                                                      95            150            159
Reinsurance ceded                                                      (710)          (654)          (686)
                                                                     ------------------------------------
                           PREMIUMS AND OTHER CONSIDERATIONS         $2,045         $2,218         $1,637
                                                                     ------------------------------------

Hartford Life Insurance Company maintains certain reinsurance agreements with HLA, whereby the Company cedes both group life and group accident and health risk. Under these treaties, the Company ceded group life premium of $119, $132 and $80 in 1999, 1998 and 1997, respectively, and accident and health premium of $430, $379, and $335, respectively, to HLA.

Pursuant to a reinsurance agreement dating back to 1992, the Company assumed 100% of certain blocks of individual life insurance from HLA. Under this reinsurance agreement Hartford Life Insurance Company assumed $9, $13 and $18 of premium from HLA in 1999, 1998 and 1997, respectively. On December 1, 1999, HLA recaptured this in force block of individual life insurance previously ceded to the Company. This commutation resulted in a reduction in the Company's assets of $666, consisting of $556 of invested assets, $99 of deferred policy acquisition costs and $11 of other assets. Liabilities decreased $650, consisting of $543 of other policyholder funds, $60 of future policy benefits and $47 of other liabilities. As a result, the Company recognized an after-tax loss relating to this transaction of $16.

In 1998, the Hartford Life recaptured an in force block of Corporate Owned Life Insurance (COLI) business previously ceded to MBL Assurance Co. of New Jersey (MBL Life). The transaction was consummated through an assignment of a reinsurance arrangement between Hartford Life and MBL Life to a Hartford Life subsidiary. Hartford Life originally assumed the life insurance block in 1992 from Mutual Benefit Life, which was placed in court-supervised rehabilitation in 1991, and reinsured a portion of those policies back to MBL Life. This recapture was effective January 1, 1998 and resulted in a decrease in ceded premiums and other considerations of $163 in 1998. Additionally, this transaction resulted in a decrease in reinsurance recoverables of $4.8 billion, which was exchanged for the fair value of assets comprised of $4.3 billion in policy loans and $443 in other net assets.

10. INCOME TAX

Hartford Life and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company were filing separate federal, state and local income tax returns.

As long as The Hartford continues to own at least 80% of the combined voting power and 80% of the value of the outstanding capital stock of Hartford Life, the Company will be included for federal income tax purposes in the affiliated group of which The Hartford is the common parent. It is the intention of The Hartford and its non-life subsidiaries to file a single consolidated federal income tax return. The life insurance companies will file a separate consolidated federal income tax return for 1997 and 1998 and intend to file a separate consolidated federal income tax return for 1999. The Company's effective tax rate was 35%, 35% and 36% in 1999, 1998 and 1997, respectively.

Income tax expense (benefit) is as follows:

                                                                          For the years ended
                                                                              December 31,
                                                                     ------------------------------
                                                                     1999         1998         1997
                                                                     ------------------------------
Current                                                              $(50)        $307         $162
Deferred                                                              241         (119)           5
                                                                     ------------------------------
                                          INCOME TAX EXPENSE         $191         $188         $167
                                                                     ------------------------------

A reconciliation of the tax provision at the U.S. federal statutory rate to the provision (benefit) for income taxes is as follows:

                                                                          For the years ended
                                                                              December 31,
                                                                     ------------------------------
                                                                     1999         1998         1997
                                                                     ------------------------------
Tax provision at the U.S. federal statutory rate                     $193         $188         $164
Other                                                                  (2)          --            3
                                                                     ------------------------------
                                                       TOTAL         $191         $188         $167
                                                                     ------------------------------

Deferred tax assets (liabilities) include the following as of December 31:

                                                                      1999    1998
                                                              ---------------------
Tax basis deferred policy acquisition costs                           $ 720   $ 751
Financial statement deferred policy acquisition costs and
 reserves                                                                11     103
Employee benefits                                                        (3)      4
Net unrealized capital losses (gains) on securities                     138     (98)
Investments and other                                                  (407)   (296)
                                                              ---------------------
                                                       TOTAL          $ 459   $ 464
                                                              ---------------------

Hartford Life Insurance Company had a current tax receivable of $56 as of December 31, 1999 and a current tax payable of $65 as of December 31, 1998.

Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a "Policyholders' Surplus Account" and, based on current tax law, will be taxable in the future only under conditions which management considers to be remote; therefore, no federal income taxes have been provided on the balance in this account, which for tax return purposes was $104 as of December 31, 1999.

11. RELATED PARTY TRANSACTIONS

Transactions of the Company with its affiliates relate principally to tax settlements, reinsurance, insurance coverage, rental and service fees, payment of dividends and capital contributions. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Substantially all general insurance expenses related to the Company, including rent and employee benefit plan expenses, are initially paid by The Hartford. Direct expenses are allocated to the Company using specific identification, and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization. Indirect expenses allocated to the Company by The Hartford were $47 in both 1999 and 1998 and $39 in 1997.

12. COMMITMENTS AND CONTINGENT LIABILITIES

(A) LITIGATION

Hartford Life Insurance Company is involved in pending and threatened litigation in the normal course of its business in which claims for alleged economic and punitive damages have been asserted. Some of these cases have been filed as purported class actions and some cases have been filed in certain jurisdictions that permit punitive damage awards disproportionate to the actual damages incurred. Although there can be no assurances, at the present time the Company does not anticipate that the ultimate liability arising from such pending or threatened litigation, after consideration of provisions made for estimated losses and costs of defense, will have a material adverse effect on the financial condition or operating results of the Company.

(B) GUARANTY FUNDS

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Recent regulatory actions against certain large life insurers encountering financial difficulty have prompted various state insurance guaranty associations to begin assessing life insurance companies for the deemed losses. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's solvency and further provide annual limits on such assessments. Part of the assessments paid by the Company and its subsidiaries pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $2, $9 and $15 in 1999, 1998 and 1997, respectively, of which $1 in 1999 and $4 in both 1998 and 1997 were estimated to be creditable against premium taxes.

(C) LEASES

The rent paid to Hartford Fire for space occupied by the Company was $9 in 1999 and $7 in both 1998 and 1997. Future minimum rental commitments are as follows:

2000                                                          $     14
2001                                                                14
2002                                                                13
2003                                                                12
2004                                                                12
Thereafter                                                          62
                                                              --------
                                                       TOTAL  $    127
                                                              --------

The principal executive offices of Hartford Life Insurance Company, together with its parent, are located in Simsbury, Connecticut. Rental expense is recognized on a level basis over the term of the primary sublease for the facility located in Simsbury, Connecticut, which expires on December 31, 2009, and amounted to approximately $9 in each of the years ended December 31, 1999, 1998 and 1997.

(D) TAX MATTERS

Hartford Life's federal income tax returns are routinely audited by the Internal Revenue Service. Hartford Life's 1996-1997 federal income tax returns are currently under audit by the Internal Revenue Service. Management believes that sufficient provision has been made in the financial statements for issues that may result from tax examinations and other tax related matters for all open tax years.

13. SEGMENT INFORMATION

Hartford Life Insurance Company is organized into three reportable operating segments which include Investment Products, Individual Life and Corporate Owned Life Insurance (COLI). Investment Products offers individual fixed and variable annuities, mutual funds, retirement plan services other investment products. Individual Life sells a variety of life insurance products, including variable life, universal life, interest sensitive whole life and term life insurance. COLI primarily offers variable products used by employers to fund non-qualified benefits or other post-employment benefit obligations as well as leveraged COLI. The Company includes in "Other" corporate items not directly allocable to any of its reportable operating segments, as well as certain employee benefit products including group life and disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA.

The accounting policies of the reportable operating segments are the same as those described in the summary of significant accounting policies in Note 2. Hartford Life Insurance Company evaluates performance of its segments based on revenues, net income and the segment's return on allocated capital. The Company charges direct operating expenses to the appropriate segment and allocates the majority of indirect expenses to the segments based on an intercompany expense arrangement. Intersegment revenues are not significant and primarily occur between corporate and the operating segments. These amounts include interest income on allocated surplus and the amortization of net realized capital gains and losses through net investment income utilizing the duration of the segment's investment portfolios. The Company's revenues are primarily derived from customers within the United States. The Company's long-lived assets primarily consist of deferred policy acquisition costs and deferred tax assets from within the United States. The following tables outlines summarized financial information concerning the Company's segments.

                                                         Investment  Individual
1999                                                      Products      Life       COLI    Other    Total
                                                         --------------------------------------------------
Total revenues                                            $  1,884     $  574    $   830   $  112  $  3,400
Net investment income                                          699        169        431       60     1,359
Amortization of deferred policy acquisition costs              411        128         --       --       539
Income tax expense (benefit)                                   159         37         15      (20)      191
Net income (loss)                                              300         68         28      (35)      361
Assets                                                     106,352      5,962     20,198    2,453   134,965

                                                         Investment  Individual
1998                                                      Products      Life       COLI    Other    Total
                                                         --------------------------------------------------
Total revenues                                             $ 1,779     $  543    $ 1,567   $   86  $  3,975
Net investment income                                          736        181        793       49     1,759
Amortization of deferred policy acquisition costs              326        105         --       --       431
Income tax expense (benefit)                                   145         35         12       (4)      188
Net income (loss)                                              270         64         24       (8)      350
Assets                                                      87,207      5,228     22,631    3,197   118,263

                                                         Investment  Individual
1997                                                      Products      Life       COLI    Other    Total
                                                         -------------------------------------------------
Total revenues                                             $ 1,510     $  487    $   980   $   32  $ 3,009
Net investment income                                          739        164        429       36    1,368
Amortization of deferred policy acquisition costs              250         83         --        2      335
Income tax expense                                             111         30         15       11      167
Net income                                                     206         55         27       14      302
Assets                                                      72,288      4,914     17,800    2,743   97,745

14. QUARTERLY RESULTS FOR 1999 AND 1998 (UNAUDITED)

                                                                   Three Months Ended
                                         March 31,           June 30,          September 30,       December 31,
                                     ------------------------------------------------------------------------------
                                       1999      1998      1999      1998      1999      1998      1999       1998
                                     ------------------------------------------------------------------------------
Revenues                               $838      $915      $853      $721      $846      $826      $863     $1,513
Benefits, claims and expenses           703       787       722       591       695       688       728      1,371
Net income                               88        83        85        85       100        89        88         93

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                      SCHEDULE I -- SUMMARY OF INVESTMENTS
                      OTHER THAN INVESTMENTS IN AFFILIATES
                            AS OF DECEMBER 31, 1999
                                 (IN MILLIONS)

                                                                                         Amount at
                                                                             Fair       which shown
                                          Type of Investment       Cost      Value    on Balance Sheet
                                                                  ------------------------------------
FIXED MATURITIES
Bonds and Notes
  U.S. Government and Government agencies and authorities
   (guaranteed and sponsored)                                     $   180   $   182       $   182
  U.S. Government and Government agencies and authorities
   (guaranteed and sponsored) -- asset backed                       1,094     1,064         1,064
  States, municipalities and political subdivisions                   155       156           156
  Foreign governments                                                 289       281           281
  Public utilities                                                    865       833           833
  All other corporate, including international                      5,646     5,420         5,420
  All other corporate -- asset backed                               4,103     3,985         3,985
  Short-term investments                                            1,156     1,156         1,156
  Certificates of deposit                                             434       422           422
  Redeemable preferred stock                                            1        --            --
                                                                  ------------------------------------
                                      TOTAL FIXED MATURITIES       13,923    13,499        13,499
                                                                  ------------------------------------

EQUITY SECURITIES
 Common Stocks
  Industrial and miscellaneous                                         49        56            56
                                                                  ------------------------------------
                                     TOTAL EQUITY SECURITIES           49        56            56
                                                                  ------------------------------------
                TOTAL FIXED MATURITIES AND EQUITY SECURITIES       13,972    13,555        13,555
                                                                  ------------------------------------
Policy Loans                                                        4,187     4,187         4,187
                                                                  ------------------------------------
OTHER INVESTMENTS
  Mortgage loans on real estate                                       198       198           198
  Other invested assets                                               127       150           144
                                                                  ------------------------------------
                                     TOTAL OTHER INVESTMENTS          325       348           342
                                                                  ------------------------------------
                                           TOTAL INVESTMENTS      $18,484   $18,090       $18,084
                                                                  ------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
              SCHEDULE III -- SUPPLEMENTARY INSURANCE INFORMATION
              FOR THE YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997
                                 (IN MILLIONS)

                                                                                                         Net      Benefits,
                                  Deferred                                                             Realized   Claims and
                                   Policy       Future       Other          Premiums         Net       Capital      Claim
                                 Acquisition    Policy    Policyholder     and Other      Investment    Gains     Adjustment
Segment                             Costs      Benefits      Funds       Considerations     Income     (Losses)    Expenses
                                 -------------------------------------------------------------------------------------------

1999
Investment Products                $3,099       $2,744      $ 8,859          $1,185         $  699       $--        $  660
Individual Life                       914          270        1,880             405            169        --           254
Corporate Owned Life Insurance         --          321        5,244             399            431        --           621
Other                                  --          997           21              56             60        (4)           39
                                 -------------------------------------------------------------------------------------------
 CONSOLIDATED OPERATIONS           $4,013       $4,332      $16,004          $2,045         $1,359       $(4)       $1,574
                                 -------------------------------------------------------------------------------------------
1998
                                 -------------------------------------------------------------------------------------------
Investment Products                $2,823       $2,407      $ 9,194          $1,043         $  736       $--        $  670
Individual Life                       931          466        2,307             363            181        (1)          262
Corporate Owned Life Insurance         --          225        8,097             774            793        --           924
Other                                  --          497           17              38             49        (1)           55
                                 -------------------------------------------------------------------------------------------
 CONSOLIDATED OPERATIONS           $3,754       $3,595      $19,615          $2,218         $1,759       $(2)       $1,911
                                 -------------------------------------------------------------------------------------------
1997
                                 -------------------------------------------------------------------------------------------
Investment Products                $2,478       $2,070      $ 9,620          $  771         $  739       $--        $  677
Individual Life                       837          392        2,182             323            164        --           242
Corporate Owned Life Insurance         --           56        9,259             551            429        --           439
Other                                  --          541          (27)             (8)            36         4            21
                                 -------------------------------------------------------------------------------------------
 CONSOLIDATED OPERATIONS           $3,315       $3,059      $21,034          $1,637         $1,368       $ 4        $1,379
                                 -------------------------------------------------------------------------------------------

                                 Amortization
                                 of Deferred
                                    Policy
                                 Acquisition    Dividends to     Other
Segment                             Costs       Policyholders   Expenses
                                 ---------------------------------------
1999
Investment Products                  $411           $ --          $354
Individual Life                       128             --            87
Corporate Owned Life Insurance         --            104            62
Other                                  --             --           128
                                 ---------------------------------------
 CONSOLIDATED OPERATIONS             $539           $104          $631
                                 ---------------------------------------
1998
                                 ---------------------------------------
Investment Products                  $326           $ --          $368
Individual Life                       105             --            77
Corporate Owned Life Insurance         --            329           278
Other                                  --             --            43
                                 ---------------------------------------
 CONSOLIDATED OPERATIONS             $431           $329          $766
                                 ---------------------------------------
1997
                                 ---------------------------------------
Investment Products                  $250           $ --          $266
Individual Life                        83             --            77
Corporate Owned Life Insurance         --            240           259
Other                                   2             --           (16)
                                 ---------------------------------------
 CONSOLIDATED OPERATIONS             $335           $240          $586
                                 ---------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                           SCHEDULE IV -- REINSURANCE
                                 (IN MILLIONS)

                                                                                                     Percentage
                                          Gross        Ceded to        Assumed From       Net        of Amount
                                          Amount    Other Companies   Other Companies    Amount    Assumed to Net
                                         ------------------------------------------------------------------------
FOR THE YEAR ENDED
 DECEMBER 31, 1999
Life insurance in force                  $307,970      $131,162           $11,785       $188,593         6.2%
PREMIUMS AND OTHER CONSIDERATIONS
Life insurance and annuities             $  2,212      $    275           $    84       $  2,021         4.2%
Accident and health insurance                 448           435                11             24        45.8%
                                         ------------------------------------------------------------------------
TOTAL PREMIUMS AND OTHER CONSIDERATIONS  $  2,660      $    710           $    95       $  2,045         4.6%
                                         ------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31, 1998
                                         ------------------------------------------------------------------------
Life insurance in force                  $326,400      $200,782           $18,289        143,907        12.7%
                                         ------------------------------------------------------------------------
PREMIUMS AND OTHER CONSIDERATIONS
Life insurance and annuities             $  2,329      $    271               142       $  2,200         6.5%
Accident and health insurance                 393           383                 8             18        44.4%
                                         ------------------------------------------------------------------------
TOTAL PREMIUMS AND OTHER CONSIDERATIONS  $  2,722      $    654               150       $  2,218         6.8%
                                         ------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31, 1997
                                         ------------------------------------------------------------------------
Life insurance in force                  $245,487      $178,771           $33,156       $ 99,872        33.2%
                                         ------------------------------------------------------------------------
PREMIUMS AND OTHER CONSIDERATIONS
Life insurance and annuities             $  1,818      $    340           $   157       $  1,635         9.6%
Accident and health insurance                 346           346                 2              2       100.0%
                                         ------------------------------------------------------------------------
TOTAL PREMIUMS AND OTHER CONSIDERATIONS  $  2,164      $    686           $   159       $  1,637         9.7%
                                         ------------------------------------------------------------------------

                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

      (a) All financial statements are included in Part A and Part B of the Registration Statement.

      (b)  (1)    Resolution of the Board of Directors of Hartford Life
                  Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

           (2)    Not applicable.

           (3)    (a)   Principal Underwriter Agreement.(2)

           (3)    (b)   Form of Dealer Agreement.(2)

           (4)    Form of Individual Flexible Premium Variable Annuity
                  Contract.(1)

           (5)    Form of Application.(1)

           (6)    (a)   Certificate of Incorporation of Hartford.(3)

           (6)    (b)   Bylaws of Hartford.(1)

           (7)    Not applicable.

           (8)    Form of Fund Participation Agreement.(4)

           (9) Opinion and Consent of Christine Hayer Repasy, Senior Vice President, General Counsel, and Corporate Secretary.

           (10)   Consent of Arthur Andersen LLP, Independent
                  Public Accountants.

           (11)   No financial statements are omitted.

--------

        (1) Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 33-73570, dated May 1, 1995.

        (2) Incorporated by reference to Post Effective Amendment No. 3, to the Registration Statement File No. 33-73570, dated April 29, 1996.

        (3) Incorporated by reference to Post Effective Amendment No. 19, to the Registration Statement File No. 33-73570, filed on April 14, 1997.

        (4) Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement File No. 333-91921, filed on August 25, 2000.

           (12)   Not applicable.

           (13)   Not applicable.

           (14)   Not applicable.

           (15)   Copy of Power of Attorney.

           (16)   Organizational Chart.

Item 25. Directors and Officers of the Depositor

------------------------------------------------------------------------------------------------
NAME                                         POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------
David A. Carlson                             Vice President
------------------------------------------------------------------------------------------------
Peter W. Cummins                             Senior Vice President
------------------------------------------------------------------------------------------------
Bruce W. Ferris                              Vice President
------------------------------------------------------------------------------------------------
Timothy M. Fitch                             Vice President and Actuary
------------------------------------------------------------------------------------------------
Mary Jane B. Fortin                          Vice President & Chief Accounting Officer
------------------------------------------------------------------------------------------------
David T. Foy                                 Senior Vice President, Chief Financial Officer and
                                             Treasurer, Director*
------------------------------------------------------------------------------------------------
Lois W. Grady                                Senior Vice President
------------------------------------------------------------------------------------------------
Stephen T. Joyce                             Senior Vice President
------------------------------------------------------------------------------------------------
Michael D. Keeler                            Vice President
------------------------------------------------------------------------------------------------
Robert A. Kerzner                            Senior Vice President
------------------------------------------------------------------------------------------------
Thomas M. Marra                              President, Director*
------------------------------------------------------------------------------------------------
Deanne Osgood                                Vice President
------------------------------------------------------------------------------------------------
Craig R. Raymond                             Senior Vice President and Chief Actuary
------------------------------------------------------------------------------------------------
Christine Hayer Repasy                       Senior Vice President, General Counsel and
                                             Corporate Secretary, Director*
------------------------------------------------------------------------------------------------
Lowndes A. Smith                             Chairman of the Board,
                                             Chief Executive Officer, Director*
------------------------------------------------------------------------------------------------
Joe M. Thomson                               Senior Vice President
------------------------------------------------------------------------------------------------
John C. Walters                              Executive Vice President, Director*
------------------------------------------------------------------------------------------------
David M. Znamierowski                        Senior Vice President and Chief Investment Officer,
                                             Director*
------------------------------------------------------------------------------------------------

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

*Denotes Board of Directors.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant

         Filed herewith as Exhibit 16.

Item 27. Number of Contract Owners

         As of October 31, 2000, there were 4,762 Contract Owners.

Item 28. Indemnification

         Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes ("CGS") provide that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent. Reference is hereby made to Section 33-771(e) of CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide, in general, that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 provides that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he was a director of the corporation. In the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

         Under the Depositor's bylaws, the Depositor must indemnify both directors and officers of the Depositor for (1) any claims and liabilities to which they become subject by reason of being or having been directors or officers of the Depositor and (2) legal and other expenses incurred in defending against such claims, in each case, to the extent such is consistent with statutory provisions.

         Section 33-777 of CGS specifically authorizes a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employer or agent of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy issued to The Hartford Financial Services Group, Inc. and its subsidiaries.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 29. Principal Underwriters

         (a) HSD acts as principal underwriter for the following investment companies:

          Hartford Life Insurance Company - Separate Account One
          Hartford Life Insurance Company - Separate Account Two
          Hartford Life Insurance Company - Separate Account Two (DC
          Variable Account I)
          Hartford Life Insurance Company - Separate Account Two (DC
          Variable Account II)
          Hartford Life Insurance Company - Separate Account Two (QP
          Variable Account)
          Hartford Life Insurance Company - Separate Account Two
          (Variable Account "A")
          Hartford Life Insurance Company - Separate Account Two (NQ
          Variable Account)
          Hartford Life Insurance Company - Putnam Capital Manager
          Trust Separate Account
          Hartford Life Insurance Company - Separate Account Three
          Hartford Life Insurance Company - Separate Account Five
          Hartford Life Insurance Company - Separate Account Seven
          Hartford Life and Annuity Insurance Company - Separate
          Account One
          Hartford Life and Annuity Insurance Company - Putnam Capital
          Manager Trust Separate Account Two
          Hartford Life and Annuity Insurance Company - Separate Account Three Hartford Life and Annuity Insurance Company - Separate Account Five Hartford Life and Annuity Insurance Company - Separate Account Six Hartford Life and Annuity Insurance Company - Separate Account Seven Hart Life Insurance Company - Separate Account One
          Hart Life Insurance Company - Separate Account Two
          American Maturity Life Insurance Company - Separate Account AMLVA Servus Life Insurance Company - Separate Account One
          Servus Life Insurance Company - Separate Account Two

         (b)  Directors and Officers of HSD

                                           Positions and Offices
              Name                           With Underwriter
              ----                         ---------------------
         William A. Campagna              Vice President
         David A. Carlson                 Vice President
         Peter W. Cummins                 Senior Vice President
         Bruce W. Ferris                  Vice President
         David T. Foy                     Treasurer
         George R. Jay                    Controller
         Ryan Johnson                     Vice President
         Thomas M. Marra                  President, Director
         Christine Hayer Repasy           Senior Vice President, General
                                          Counsel and Corporate Secretary
         Lowndes A. Smith                 Chairman of the Board and
                                          Chief Executive Officer, Director
         John C. Walters                  Executive Vice President, Director

                  Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

Item 30. Location of Accounts and Records

         All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 31. Management Services

         All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 32. Undertakings

    (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

    (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

    (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

    (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

        The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES
                                   ----------

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 29th day of December, 2000.

HARTFORD LIFE INSURANCE COMPANY -
SEPARATE ACCOUNT THREE
      (Registrant)

*By: Thomas M. Marra                            *By: /s/ Marianne O'Doherty
    ----------------------------                    ------------------------
     Thomas M. Marra, President                      Marianne O'Doherty
                                                     Attorney-In-Fact
HARTFORD LIFE INSURANCE COMPANY
      (Depositor)

*By: Thomas M. Marra
    -----------------------------
     Thomas M. Marra, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

David T. Foy, Senior Vice President, Chief
     Financial Officer and Treasurer, Director*
Christine Hayer Repasy, Senior Vice President, General
     Counsel and Corporate Secretary, Director*
Thomas M. Marra, President,                        *By: /s/ Marianne O'Doherty
     Director*                                          -----------------------
Lowndes A. Smith, Chairman of the Board,                    Marianne O'Doherty
     Chief Executive Officer, Director*                     Attorney-in-Fact
Lizabeth H. Zlatkus, Executive Vice President,
     Director*                                     Date: December 29, 2000
John C. Walters, Executive
     Vice President, Director*
David M. Znamierowski, Senior Vice President and
     Chief Investment Officer, Director*


333-52711

                                      INDEX

(9) Opinion and Consent of Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary.

(10)     Consent of Arthur Andersen LLP, Independent Public Accountants.

(15)     Copy of Power of Attorney.

(16)     Organizational Chart.